AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.1%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.
7,365 1,229,881
General Dynamics Corp.
4,028 999,387
Howmet Aerospace, Inc.
40,076 1,579,395
Huntington Ingalls Industries, Inc.
16,119 3,718,331
Lockheed Martin Corp.
1,247 606,653
Textron, Inc.
97,141 6,877,583
15,011,230
Automobiles - 0.9%
General Motors Co.
37,048 1,246,295
Tesla, Inc. *
53,124 6,543,814
7,790,109
Banks - 2.7%
Bank OZK
42,624 1,707,517
Citigroup, Inc.
84,263 3,811,216
First Citizens BancShares, Inc.,
Class A 352 266,943
FNB Corp.
30,369 396,315
JPMorgan Chase & Co.
39,446 5,289,709
M&T Bank Corp.
6,620 960,297
Popular, Inc.
107,169 7,107,448
Wells Fargo & Co.
122,162 5,044,069
Wintrust Financial Corp.
5,321 449,731
25,033,245
Biotechnology - 2.9%
AbbVie, Inc.
3,580 578,564
Amgen, Inc.
10,707 2,812,087
Biogen, Inc. *
3,104 859,560
Gilead Sciences, Inc.
58,694 5,038,880
Horizon Therapeutics plc *
5,383 612,585
Moderna, Inc. *
32,715 5,876,268
Regeneron Pharmaceuticals, Inc. *
4,149 2,993,462
United Therapeutics Corp. *
29,190 8,117,447
26,888,853
Building Products - 0.7%
Builders FirstSource, Inc. *
64,070 4,156,862
Owens Corning
19,637 1,675,036
Trane Technologies plc
1,767 297,015
6,128,913
Capital Markets - 0.8%
Ameriprise Financial, Inc.
22,509 7,008,627
Morgan Stanley
5,289 449,671
7,458,298
Chemicals - 3.8%
CF Industries Holdings, Inc.
118,996 10,138,459
Chemours Co. (The)
130,703 4,002,126
Eastman Chemical Co.
17,424 1,419,011
Huntsman Corp.
228,919 6,290,694
INVESTMENTS SHARES VALUE ($)
Chemicals - 3.8% (continued)
LyondellBasell Industries NV, Class
A 66,185 5,495,341
Mosaic Co. (The)
83,207 3,650,291
Olin Corp.
76,179 4,032,916
35,028,838
Commercial Services & Supplies - 0.9%
Cintas Corp.
1,315 593,880
Copart, Inc. *
10,142 617,547
Waste Management, Inc.
43,926 6,891,111
8,102,538
Communications Equipment - 0.8%
Cisco Systems, Inc. 158,269 7,539,935
Construction & Engineering - 0.0% (a)
Valmont Industries, Inc. 984 325,379
Consumer Finance - 0.4%
SLM Corp.
80,562 1,337,329
Synchrony Financial
68,435 2,248,774
3,586,103
Containers & Packaging - 0.3%
Westrock Co. 66,593 2,341,410
Distributors - 0.0% (a)
LKQ Corp. 8,234 439,778
Diversified Consumer Services - 0.4%
H&R Block, Inc. 93,712 3,421,425
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B * 43,607 13,470,202
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 494,460 9,103,009
Electric Utilities - 0.5%
NRG Energy, Inc. 132,958 4,230,724
Electrical Equipment - 0.8%
Acuity Brands, Inc. 41,644 6,896,663
Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics, Inc. *
105,255 11,006,515
CDW Corp.
1,804 322,158
Jabil, Inc.
98,238 6,699,832
18,028,505
Entertainment - 0.5%
Activision Blizzard, Inc.
21,255 1,627,070
Playtika Holding Corp. *
308,499 2,625,327
4,252,397
Food & Staples Retailing - 3.6%
Albertsons Cos., Inc., Class A
4,409 91,443
Costco Wholesale Corp.
5,737 2,618,940
Kroger Co. (The)
269,083 11,995,720
Walgreens Boots Alliance, Inc.
268,091 10,015,880

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 3.6% (continued)
Walmart, Inc.
56,207 7,969,591
32,691,574
Food Products - 1.3%
Archer-Daniels-Midland Co.
74,090 6,879,257
Flowers Foods, Inc.
10,214 293,550
Pilgrim's Pride Corp. *
22,078 523,911
Tyson Foods, Inc., Class A
66,106 4,115,098
11,811,816
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 6,000 658,740
Health Care Providers & Services - 5.4%
CVS Health Corp.
66,540 6,200,863
Elevance Health, Inc.
27,082 13,892,254
McKesson Corp.
9,346 3,505,871
Molina Healthcare, Inc. *
29,116 9,614,685
UnitedHealth Group, Inc.
19,334 10,250,500
Universal Health Services, Inc.,
Class B 41,817 5,891,597
49,355,770
Hotels, Restaurants & Leisure - 0.3%
Booking Holdings, Inc. * 1,209 2,436,474
Household Durables - 0.7%
Lennar Corp., Class A
27,071 2,449,925
PulteGroup, Inc.
77,305 3,519,697
5,969,622
Household Products - 1.4%
Procter & Gamble Co. (The) 81,758 12,391,242
Industrial Conglomerates - 0.9%
3M Co. 70,846 8,495,852
Insurance - 3.9%
Allstate Corp. (The)
86,235 11,693,466
American International Group, Inc.
50,531 3,195,580
Assurant, Inc.
2,455 307,022
Assured Guaranty Ltd.
8,238 512,898
Everest Re Group Ltd.
33,647 11,146,242
First American Financial Corp.
28,795 1,507,130
MetLife, Inc.
10,090 730,213
Old Republic International Corp.
40,505 978,196
Travelers Cos., Inc. (The)
1,930 361,856
Unum Group
115,797 4,751,151
35,183,754
Interactive Media & Services - 3.8%
Alphabet, Inc., Class A *
266,620 23,523,883
Alphabet, Inc., Class C *
129,892 11,525,317
35,049,200
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. * 135,705 11,399,220
INVESTMENTS SHARES VALUE ($)
IT Services - 2.8%
Accenture plc, Class A
14,799 3,948,965
Akamai Technologies, Inc. *
5,431 457,833
Cognizant Technology Solutions
Corp., Class A 41,453 2,370,697
Concentrix Corp.
25,395 3,381,598
DXC Technology Co. *
201,784 5,347,276
EPAM Systems, Inc. *
5,545 1,817,319
Kyndryl Holdings, Inc. *
67,602 751,734
Mastercard, Inc., Class A
8,627 2,999,867
VeriSign, Inc. *
9,225 1,895,184
Visa, Inc., Class A
10,426 2,166,106
Western Union Co. (The)
55,122 759,030
25,895,609
Life Sciences Tools & Services - 1.0%
Danaher Corp.
30,060 7,978,525
Syneos Health, Inc. *
18,794 689,364
8,667,889
Machinery - 2.8%
AGCO Corp.
27,842 3,861,407
Allison Transmission Holdings, Inc.
179,375 7,462,000
Crane Holdings Co.
3,299 331,384
Cummins, Inc.
5,311 1,286,802
Oshkosh Corp.
28,905 2,549,132
PACCAR, Inc. *
45,714 4,524,315
Snap-on, Inc.
16,004 3,656,754
Timken Co. (The)
23,364 1,651,134
25,322,928
Metals & Mining - 1.2%
Reliance Steel & Aluminum Co.
17,715 3,586,225
Steel Dynamics, Inc.
27,419 2,678,836
United States Steel Corp.
192,548 4,823,327
11,088,388
Multiline Retail - 1.3%
Macy's, Inc.
378,033 7,806,381
Target Corp.
24,912 3,712,885
11,519,266
Oil, Gas & Consumable Fuels - 9.4%
Chesapeake Energy Corp.
5,154 486,383
Chevron Corp.
85,973 15,431,294
ConocoPhillips
95,841 11,309,238
Coterra Energy, Inc.
220,101 5,407,882
Devon Energy Corp.
75,056 4,616,695
EOG Resources, Inc.
76,215 9,871,367
Exxon Mobil Corp.
184,295 20,327,738
HF Sinclair Corp.
102,073 5,296,568
Marathon Petroleum Corp.
14,772 1,719,313
Occidental Petroleum Corp.
34,793 2,191,611
PDC Energy, Inc.
22,336 1,417,889
Pioneer Natural Resources Co.
5,852 1,336,538

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 9.4% (continued)
Valero Energy Corp.
52,747 6,691,484
86,104,000
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. 66,584 3,941,773
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,313 1,814,428
Pharmaceuticals - 3.1%
Eli Lilly & Co.
5,145 1,882,247
Johnson & Johnson
72,141 12,743,708
Pfizer, Inc.
272,414 13,958,493
28,584,448
Professional Services - 1.2%
Booz Allen Hamilton Holding Corp.
39,385 4,116,520
ManpowerGroup, Inc.
54,035 4,496,252
Robert Half International, Inc.
34,886 2,575,634
11,188,406
Road & Rail - 0.9%
Avis Budget Group, Inc. *
10,410 1,706,511
Knight-Swift Transportation
Holdings, Inc. 9,438 494,645
Landstar System, Inc.
2,004 326,452
Ryder System, Inc.
5,249 438,659
Schneider National, Inc., Class B
126,122 2,951,255
U-Haul Holding Co.
1,585 95,401
XPO, Inc. *
70,517 2,347,511
8,360,434
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.
79,128 7,705,485
Broadcom, Inc.
12,487 6,981,856
Cirrus Logic, Inc. *
17,696 1,317,998
Intel Corp.
116,347 3,075,051
Lam Research Corp.
14,577 6,126,713
Microchip Technology, Inc. *
9,095 638,924
Micron Technology, Inc.
108,486 5,422,130
ON Semiconductor Corp. *
53,322 3,325,693
QUALCOMM, Inc.
19,055 2,094,907
Skyworks Solutions, Inc.
7,300 665,249
Teradyne, Inc.
12,312 1,075,453
Texas Instruments, Inc.
20,600 3,403,532
41,832,991
Software - 8.7%
Adobe, Inc. *
22,171 7,461,207
AppLovin Corp., Class A *
254,010 2,674,725
Cadence Design Systems, Inc. *
32,463 5,214,856
DocuSign, Inc. *
53,454 2,962,421
Fortinet, Inc. *
7,915 386,964
Intuit, Inc.
672 261,556
Manhattan Associates, Inc. *
4,944 600,202
INVESTMENTS SHARES VALUE ($)
Software - 8.7% (continued)
Microsoft Corp.
225,611 54,106,030
NCR Corp. *
113,149 2,648,818
Teradata Corp. *
69,103 2,326,007
VMware, Inc., Class A *
6,693 821,633
79,464,419
Specialty Retail - 3.8%
AutoNation, Inc. *
96,077 10,309,062
Bath & Body Works, Inc.
147,463 6,214,091
Best Buy Co., Inc.
47,644 3,821,525
Dick's Sporting Goods, Inc.
5,679 683,127
Home Depot, Inc. (The)
1,055 333,233
Penske Automotive Group, Inc.
51,358 5,902,575
Williams-Sonoma, Inc.
61,172 7,029,886
34,293,499
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.
447,920 58,198,246
HP, Inc.
214,628 5,767,054
63,965,300
Tobacco - 0.0% (a)
Philip Morris International, Inc. 3,642 368,607
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc.,
Class A 7,290 595,593
United Rentals, Inc. *
14,863 5,282,607
5,878,200
TOTAL COMMON STOCKS
(Cost $507,169,587) 858,811,403
SHORT-TERM INVESTMENTS - 5.4%
INVESTMENT COMPANIES - 5.4%
Limited Purpose Cash Investment
Fund, 4.08% (b)
(Cost $49,747,218) 49,767,125 49,747,218
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $556,916,805) 908,558,621
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% (c) 4,214,027
NET ASSETS - 100.0% 912,772,648

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 48,404,605 5.3%
Consumer Discretionary 77,269,392 8.5
Consumer Staples 59,077,668 6.5
Energy 86,104,000 9.4
Financials 84,731,603 9.3
Health Care 114,155,700 12.5
Industrials 95,710,544 10.5
Information Technology 236,726,759 25.9
Materials 52,400,409 5.7
Utilities 4,230,723 0.5
Investment Companies 49,747,218 5.4
Total Investments In Securities
At Value 908,558,621 99.5
Other Assets in Excess of
Liabilities (c ) 4,214,027 0.5
Net Assets
$ 912,772,648 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of December 31, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 240 3/2023 USD $ 46,332,000 $ (176,686)
$ (176,686)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.0%
Aerospace & Defense - 0.6%
AAR Corp. *
1,965 88,229
AerSale Corp. *
14,151 229,529
Ducommun, Inc. *
1,921 95,973
Maxar Technologies, Inc.
2,692 139,284
Moog, Inc., Class A
1,149 100,836
National Presto Industries, Inc.
504 34,504
V2X, Inc. *
511 21,099
709,454
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. *
3,434 346,147
Hub Group, Inc., Class A *
6,511 517,560
863,707
Airlines - 0.2%
Allegiant Travel Co. *
806 54,800
SkyWest, Inc. *
7,964 131,486
Spirit Airlines, Inc.
4,469 87,056
273,342
Auto Components - 1.2%
Adient plc *
2,404 83,395
American Axle & Manufacturing
Holdings, Inc. * 4,946 38,678
Dana, Inc.
21,242 321,391
Goodyear Tire & Rubber Co. (The)
* 34,839 353,616
LCI Industries
1,718 158,829
Modine Manufacturing Co. *
2,667 52,967
Patrick Industries, Inc.
5,106 309,423
XPEL, Inc. *(a)
738 44,324
1,362,623
Automobiles - 0.1%
Winnebago Industries, Inc. 1,911 100,710
Banks - 8.4%
1st Source Corp.
4,426 234,976
Associated Banc-Corp.
11,147 257,384
BancFirst Corp.
1,011 89,150
Bancorp, Inc. (The) *
12,340 350,209
Bank of Marin Bancorp
2,327 76,512
BayCom Corp.
3,194 60,622
BCB Bancorp, Inc.
4,925 88,601
Brookline Bancorp, Inc.
11,170 158,055
Cathay General Bancorp
9,546 389,381
Central Pacific Financial Corp.
6,630 134,456
Columbia Banking System, Inc.
4,804 144,745
Community Trust Bancorp, Inc.
1,260 57,872
Customers Bancorp, Inc. *
17,610 499,067
Dime Community Bancshares, Inc.
3,240 103,129
Financial Institutions, Inc.
1,362 33,178
First BanCorp
23,233 295,524
First Busey Corp.
1,415 34,979
INVESTMENTS SHARES VALUE ($)
Banks - 8.4% (continued)
First Business Financial Services,
Inc. 147 5,373
First Commonwealth Financial
Corp. 5,760 80,467
First Financial Corp.
3,296 151,880
First Internet Bancorp
1,688 40,985
First Interstate BancSystem, Inc.,
Class A 4,570 176,631
First Merchants Corp.
4,786 196,752
First of Long Island Corp. (The)
8,410 151,380
Flushing Financial Corp.
6,603 127,966
Fulton Financial Corp.
10,873 182,993
Glacier Bancorp, Inc.
3,253 160,763
Great Southern Bancorp, Inc.
7,773 462,416
Hancock Whitney Corp.
4,008 193,947
Hanmi Financial Corp.
10,564 261,459
Heartland Financial USA, Inc.
10,270 478,787
Hilltop Holdings, Inc.
6,476 194,345
Home BancShares, Inc.
16,091 366,714
HomeStreet, Inc.
4,921 135,721
HomeTrust Bancshares, Inc.
1,409 34,056
Hope Bancorp, Inc.
15,385 197,082
Horizon Bancorp, Inc.
2,191 33,040
Independent Bank Corp.
6,074 145,290
International Bancshares Corp.
10,482 479,656
Lakeland Bancorp, Inc.
1,943 34,216
Mercantile Bank Corp.
3,887 130,137
Midland States Bancorp, Inc.
12,798 340,683
NBT Bancorp, Inc.
4,174 181,235
Northeast Bank
1,865 78,517
OceanFirst Financial Corp.
9,256 196,690
OFG Bancorp
3,834 105,665
Old National Bancorp
12,058 216,803
PCB Bancorp
5,321 94,128
Peapack-Gladstone Financial
Corp. 1,522 56,649
Peoples Bancorp, Inc.
1,232 34,804
Preferred Bank
614 45,817
QCR Holdings, Inc.
964 47,853
Renasant Corp.
3,553 133,557
S&T Bancorp, Inc.
5,198 177,668
ServisFirst Bancshares, Inc.
4,239 292,109
South Plains Financial, Inc.
1,134 31,219
SouthState Corp.
1,300 99,268
Trustmark Corp.
1,383 48,281
Washington Federal, Inc.
2,724 91,390
WesBanco, Inc.
1,421 52,549
9,754,781
Beverages - 1.1%
Celsius Holdings, Inc. *
3,420 355,817
Coca-Cola Consolidated, Inc.
971 497,502
MGP Ingredients, Inc.
2,225 236,695
National Beverage Corp. *
2,318 107,856

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Beverages - 1.1% (continued)
Vintage Wine Estates, Inc. *
28,754 93,738
1,291,608
Biotechnology - 5.9%
ACADIA Pharmaceuticals, Inc. *
4,832 76,926
Adicet Bio, Inc. *
3,553 31,764
ADMA Biologics, Inc. *
30,828 119,613
Agenus, Inc. *
12,441 29,858
Alector, Inc. *
7,439 68,662
Alkermes plc *
7,634 199,476
Amicus Therapeutics, Inc. *
15,837 193,370
Anika Therapeutics, Inc. *
3,350 99,160
Arcus Biosciences, Inc. *
12,275 253,847
Arrowhead Pharmaceuticals, Inc. *
2,886 117,056
Beam Therapeutics, Inc. *
3,862 151,043
Biohaven Ltd. *
2,230 30,952
C4 Therapeutics, Inc. *
14,226 83,933
Catalyst Pharmaceuticals, Inc. *
56,630 1,053,318
Chimerix, Inc. *
30,366 56,481
Cullinan Oncology, Inc. *
12,908 136,179
Cytokinetics, Inc. *
3,638 166,693
Eagle Pharmaceuticals, Inc. *
7,208 210,690
Emergent BioSolutions, Inc. *
8,161 96,381
Foghorn Therapeutics, Inc. *
23,679 151,072
Halozyme Therapeutics, Inc. *
6,000 341,400
Insmed, Inc. *
6,637 132,607
Ironwood Pharmaceuticals, Inc. *
35,096 434,840
iTeos Therapeutics, Inc. *
20,795 406,126
Karuna Therapeutics, Inc. *
628 123,402
Keros Therapeutics, Inc. *
868 41,681
Kiniksa Pharmaceuticals Ltd.,
Class A * 9,317 139,569
Mersana Therapeutics, Inc. *
5,411 31,709
Organogenesis Holdings, Inc. *
89,468 240,669
PDL BioPharma, Inc. (3)*(b)
32,677 32,582
Precigen, Inc. *
54,522 82,873
REGENXBIO, Inc. *
12,177 276,174
Sutro Biopharma, Inc. *
14,282 115,399
Syndax Pharmaceuticals, Inc. *
2,080 52,936
Tango Therapeutics, Inc. *
5,374 38,962
Veracyte, Inc. *
11,538 273,797
Vericel Corp. *
6,599 173,818
Vir Biotechnology, Inc. *
20,939 529,966
Xencor, Inc. *
2,700 70,308
6,865,292
Building Products - 1.9%
Apogee Enterprises, Inc.
13,179 585,938
Griffon Corp.
1,800 64,422
Insteel Industries, Inc.
9,184 252,744
JELD-WEN Holding, Inc. *
3,587 34,614
PGT Innovations, Inc. *
2,028 36,423
Quanex Building Products Corp.
5,172 122,473
INVESTMENTS SHARES VALUE ($)
Building Products - 1.9% (continued)
UFP Industries, Inc.
14,495 1,148,729
2,245,343
Capital Markets - 1.3%
Brightsphere Investment Group,
Inc. 4,835 99,504
Cohen & Steers, Inc.
1,237 79,861
Cowen, Inc., Class A
1,085 41,903
Diamond Hill Investment Group,
Inc. 625 115,637
Donnelley Financial Solutions,
Inc. * 7,844 303,171
Federated Hermes, Inc., Class B
7,470 271,236
Houlihan Lokey, Inc.
416 36,258
Oppenheimer Holdings, Inc., Class
A 7,017 297,030
StoneX Group, Inc. *
1,990 189,647
Virtus Investment Partners, Inc.
373 71,407
1,505,654
Chemicals - 2.0%
AdvanSix, Inc.
8,910 338,758
American Vanguard Corp.
8,142 176,763
FutureFuel Corp.
38,997 317,046
Intrepid Potash, Inc. *
9,004 259,945
Koppers Holdings, Inc.
2,557 72,107
Kronos Worldwide, Inc.
5,109 48,025
Livent Corp. *
4,502 89,455
LSB Industries, Inc. *
12,713 169,083
Stepan Co.
2,573 273,922
Trinseo plc
4,106 93,247
Tronox Holdings plc
18,047 247,424
Valhi, Inc.
8,998 197,956
2,283,731
Commercial Services & Supplies - 0.7%
ACCO Brands Corp.
44,525 248,895
Cimpress plc (Ireland) *
1,607 44,369
Ennis, Inc.
9,892 219,207
Heritage-Crystal Clean, Inc. *
1,094 35,533
Interface, Inc.
16,972 167,514
Quad/Graphics, Inc. *
28,182 114,982
830,500
Communications Equipment - 1.0%
Aviat Networks, Inc. *
1,123 35,026
Calix, Inc. *
5,771 394,910
Casa Systems, Inc. *
11,195 30,562
CommScope Holding Co., Inc. *
8,562 62,931
Digi International, Inc. *
3,152 115,206
Extreme Networks, Inc. *
18,579 340,181
NetScout Systems, Inc. *
4,666 151,692
1,130,508

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.5%
API Group Corp. *
9,020 169,666
Arcosa, Inc.
3,429 186,332
Comfort Systems USA, Inc.
2,375 273,315
Dycom Industries, Inc. *
1,050 98,280
EMCOR Group, Inc.
5,140 761,285
Fluor Corp. *
2,352 81,520
IES Holdings, Inc. *
535 19,030
MYR Group, Inc. *
9,543 878,624
NV5 Global, Inc. *
265 35,065
Primoris Services Corp.
5,206 114,220
Sterling Infrastructure, Inc. *
7,551 247,673
2,865,010
Consumer Finance - 0.5%
Bread Financial Holdings, Inc.
6,646 250,288
Encore Capital Group, Inc. *
3,690 176,899
Enova International, Inc. *
2,470 94,774
Navient Corp.
2,646 43,527
Oportun Financial Corp. *
8,809 48,537
614,025
Containers & Packaging - 0.1%
O-I Glass, Inc. * 6,568 108,832
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. *
876 31,098
American Public Education, Inc. *
2,780 34,166
Perdoceo Education Corp. *
35,925 499,358
Stride, Inc. *
3,397 106,258
WW International, Inc. *
8,514 32,864
703,744
Diversified Financial Services - 0.3%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 5,267 85,326
Jackson Financial, Inc., Class A
8,104 281,938
367,264
Diversified Telecommunication Services - 0.1%
EchoStar Corp., Class A *
5,037 84,017
Globalstar, Inc. *
28,658 38,115
122,132
Electric Utilities - 0.3%
Otter Tail Corp.
1,459 85,658
PNM Resources, Inc.
4,384 213,895
299,553
Electrical Equipment - 1.5%
Array Technologies, Inc. *
3,098 59,885
Atkore, Inc. *
7,548 856,094
Encore Wire Corp.
5,463 751,490
ESS Tech, Inc. *
14,392 34,973
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.5% (continued)
FuelCell Energy, Inc. *
10,435 29,009
1,731,451
Electronic Equipment, Instruments & Components - 2.9%
Belden, Inc.
444 31,924
ePlus, Inc. *
6,394 283,126
Fabrinet (Thailand) *
5,468 701,107
Insight Enterprises, Inc. *
8,746 876,962
Methode Electronics, Inc.
8,648 383,712
PC Connection, Inc.
5,566 261,045
Sanmina Corp. *
10,765 616,727
TTM Technologies, Inc. *
2,252 33,960
Vishay Intertechnology, Inc.
8,911 192,210
3,380,773
Energy Equipment & Services - 3.3%
Archrock, Inc.
13,939 125,172
Bristow Group, Inc. *
3,468 94,087
Cactus, Inc., Class A
3,493 175,558
ChampionX Corp.
8,810 255,402
Dril-Quip, Inc. *
4,030 109,495
Liberty Energy, Inc., Class A
38,105 610,061
Nabors Industries Ltd. *
998 154,560
National Energy Services Reunited
Corp. * 22,086 153,277
Newpark Resources, Inc. *
23,308 96,728
NexTier Oilfield Solutions, Inc. *
46,038 425,391
Noble Corp. plc *
3,332 125,650
Patterson-UTI Energy, Inc.
2,643 44,508
ProPetro Holding Corp. *
62,318 646,238
RPC, Inc.
22,528 200,274
Select Energy Services, Inc., Class
A 15,976 147,618
Solaris Oilfield Infrastructure, Inc.,
Class A 14,484 143,826
TETRA Technologies, Inc. *
20,864 72,190
US Silica Holdings, Inc. *
8,298 103,725
Weatherford International plc *
1,633 83,152
3,766,912
Entertainment - 0.1%
Playstudios, Inc. * 30,524 118,433
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Assets Trust, Inc.
3,781 100,197
Apartment Investment and
Management Co., Class A 6,316 44,970
Apple Hospitality REIT, Inc.
14,507 228,920
Brandywine Realty Trust
25,803 158,688
BRT Apartments Corp.
2,609 51,241
Elme Communities
2,136 38,021
Empire State Realty Trust, Inc.,
Class A 8,995 60,626
Hersha Hospitality Trust, Class A
8,259 70,367
Independence Realty Trust, Inc.
6,241 105,223
Kite Realty Group Trust
3,416 71,907

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.6% (continued)
LXP Industrial Trust
11,810 118,336
National Health Investors, Inc.
2,687 140,315
Necessity Retail REIT, Inc. (The)
52,008 308,407
NexPoint Residential Trust, Inc.
1,213 52,790
Office Properties Income Trust
11,826 157,877
One Liberty Properties, Inc.
1,959 43,529
Piedmont Office Realty Trust, Inc.,
Class A 16,134 147,949
PotlatchDeltic Corp.
3,124 137,425
RLJ Lodging Trust
4,991 52,855
Sabra Health Care REIT, Inc.
12,156 151,099
Service Properties Trust
13,360 97,394
Uniti Group, Inc.
12,744 70,474
Urban Edge Properties
12,023 169,404
Urstadt Biddle Properties, Inc.,
Class A 13,707 259,748
Whitestone REIT
23,431 225,875
3,063,637
Food & Staples Retailing - 1.3%
Fresh Market, Inc. (The) Escrow
(3)*(b) 20 –
Ingles Markets, Inc., Class A
7,717 744,382
SpartanNash Co.
1,939 58,635
Sprouts Farmers Market, Inc. *
5,922 191,695
United Natural Foods, Inc. *
7,626 295,203
Weis Markets, Inc.
2,014 165,732
1,455,647
Food Products - 1.7%
Calavo Growers, Inc.
1,831 53,831
Cal-Maine Foods, Inc.
9,367 510,033
Fresh Del Monte Produce, Inc.
3,900 102,141
John B Sanfilippo & Son, Inc.
6,589 535,818
Seneca Foods Corp., Class A *
5,235 319,073
SunOpta, Inc. (Canada) *
6,001 50,648
Vital Farms, Inc. *
9,955 148,529
Whole Earth Brands, Inc. *
53,135 216,260
1,936,333
Gas Utilities - 0.6%
New Jersey Resources Corp.
3,253 161,414
Northwest Natural Holding Co.
2,690 128,017
ONE Gas, Inc.
1,757 133,040
South Jersey Industries, Inc.
4,495 159,708
Southwest Gas Holdings, Inc.
907 56,125
638,304
Health Care Equipment & Supplies - 2.1%
Atrion Corp.
64 35,805
Avanos Medical, Inc. *
5,091 137,763
Axonics, Inc. *
538 33,641
Bioventus, Inc., Class A *
2,612 6,817
Cue Health, Inc. *
13,965 28,908
Figs, Inc., Class A *
17,561 118,186
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2.1% (continued)
Haemonetics Corp. *
1,334 104,919
Inspire Medical Systems, Inc. *
535 134,756
Integer Holdings Corp. *
3,477 238,035
iRhythm Technologies, Inc. *
335 31,379
Lantheus Holdings, Inc. *
4,920 250,723
LeMaitre Vascular, Inc.
1,491 68,616
Meridian Bioscience, Inc. *
1,809 60,077
Merit Medical Systems, Inc. *
5,491 387,774
Shockwave Medical, Inc. *
1,741 357,967
STAAR Surgical Co. *
631 30,629
Tactile Systems Technology, Inc. *
20,138 231,184
Zynex, Inc.
14,540 202,251
2,459,430
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. *
7,533 125,876
AdaptHealth Corp. *
8,416 161,756
Addus HomeCare Corp. *
875 87,054
AMN Healthcare Services, Inc. *
3,648 375,087
Community Health Systems, Inc. *
45,691 197,385
CorVel Corp. *
2,593 376,841
Cross Country Healthcare, Inc. *
7,966 211,657
Ensign Group, Inc. (The)
4,930 466,427
Fulgent Genetics, Inc. *
6,950 206,971
Joint Corp. (The) *
4,251 59,429
LHC Group, Inc. *
1,331 215,209
National Research Corp.
2,904 108,319
Owens & Minor, Inc. *
13,930 272,053
Patterson Cos., Inc.
7,968 223,343
Pediatrix Medical Group, Inc. *
2,284 33,940
PetIQ, Inc. *
5,072 46,764
Select Medical Holdings Corp.
10,100 250,783
3,418,894
Health Care Technology - 0.6%
Allscripts Healthcare Solutions,
Inc. * 19,146 337,735
Computer Programs and Systems,
Inc. * 1,210 32,936
Evolent Health, Inc., Class A *
2,415 67,813
Health Catalyst, Inc. *
4,174 44,370
NextGen Healthcare, Inc. *
3,124 58,669
OptimizeRx Corp. *
3,754 63,067
Simulations Plus, Inc.
1,686 61,657
666,247
Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc.
5,894 118,587
Brinker International, Inc. *
2,169 69,213
Cheesecake Factory, Inc. (The)
958 30,378
Golden Entertainment, Inc. *
807 30,182
Hilton Grand Vacations, Inc. *
2,354 90,723
Light & Wonder, Inc. *
3,686 216,000
Monarch Casino & Resort, Inc. *
1,873 144,015
RCI Hospitality Holdings, Inc.
2,387 222,445

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.5% (continued)
Red Rock Resorts, Inc., Class A
2,270 90,823
Ruth's Hospitality Group, Inc.
1,944 30,093
Target Hospitality Corp. *
10,515 159,197
Texas Roadhouse, Inc.
4,893 445,018
Vacasa, Inc., Class A *
23,398 29,481
Wingstop, Inc.
228 31,377
1,707,532
Household Durables - 1.7%
Aterian, Inc. *
32,119 24,741
Beazer Homes USA, Inc. *
4,512 57,573
Cavco Industries, Inc. *
459 103,849
Century Communities, Inc.
1,482 74,115
Ethan Allen Interiors, Inc.
3,663 96,776
GoPro, Inc., Class A *
9,732 48,465
Green Brick Partners, Inc. *
3,118 75,549
KB Home
7,991 254,513
M/I Homes, Inc. *
3,649 168,511
Meritage Homes Corp. *
4,023 370,921
Taylor Morrison Home Corp., Class
A * 14,483 439,559
Tri Pointe Homes, Inc. *
9,845 183,019
Tupperware Brands Corp. *
14,628 60,560
1,958,151
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc., Class C
5,241 167,031
Montauk Renewables, Inc. *
17,498 193,003
Ormat Technologies, Inc.
1,695 146,583
506,617
Insurance - 2.2%
Argo Group International Holdings
Ltd. 2,147 55,500
CNO Financial Group, Inc.
5,575 127,389
Employers Holdings, Inc.
13,872 598,299
Genworth Financial, Inc., Class A *
80,234 424,438
Horace Mann Educators Corp.
10,240 382,669
Kinsale Capital Group, Inc.
393 102,777
ProAssurance Corp.
2,576 45,003
Root, Inc., Class A *
4,699 21,098
Selective Insurance Group, Inc.
4,313 382,175
Stewart Information Services Corp.
7,472 319,279
United Fire Group, Inc.
4,554 124,597
2,583,224
Interactive Media & Services - 0.7%
Cargurus, Inc. *
11,222 157,220
EverQuote, Inc., Class A *
16,508 243,328
Outbrain, Inc. *
22,635 81,939
Yelp, Inc. *
3,064 83,770
Ziff Davis, Inc. *
2,685 212,383
778,640
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 0.2%
Lands' End, Inc. *
5,636 42,777
RumbleON, Inc., Class B *
24,622 159,305
Stitch Fix, Inc., Class A *
13,164 40,940
243,022
IT Services - 1.3%
Cass Information Systems, Inc.
864 39,588
CSG Systems International, Inc.
2,538 145,174
EVERTEC, Inc.
6,528 211,377
Hackett Group, Inc. (The)
9,556 194,656
Information Services Group, Inc.
153 704
Perficient, Inc. *
3,774 263,538
Squarespace, Inc., Class A *
6,353 140,846
StoneCo Ltd., Class A (Brazil) *
37,998 358,701
TTEC Holdings, Inc.
3,044 134,332
1,488,916
Leisure Products - 1.0%
Acushnet Holdings Corp.
2,804 119,058
Johnson Outdoors, Inc., Class A
997 65,921
Malibu Boats, Inc., Class A *
4,386 233,774
MasterCraft Boat Holdings, Inc. *
11,845 306,430
Sturm Ruger & Co., Inc.
648 32,802
Vista Outdoor, Inc. *
14,614 356,143
1,114,128
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (Canada)
* 2,614 26,480
Berkeley Lights, Inc. *
34,779 93,208
Codexis, Inc. *
15,627 72,822
Medpace Holdings, Inc. *
2,607 553,753
Quanterix Corp. *
4,004 55,455
Singular Genomics Systems, Inc. *
7,564 15,203
816,921
Machinery - 3.0%
Altra Industrial Motion Corp.
3,179 189,945
CIRCOR International, Inc. *
4,458 106,814
Federal Signal Corp.
2,937 136,482
Kennametal, Inc.
4,258 102,448
Manitowoc Co., Inc. (The) *
42,765 391,727
Mueller Industries, Inc.
18,631 1,099,229
Proto Labs, Inc. *
13,607 347,387
REV Group, Inc.
10,741 135,551
Shyft Group, Inc. (The)
2,730 67,868
Standex International Corp.
367 37,585
Terex Corp.
4,626 197,623
Titan International, Inc. *
21,931 335,983
Wabash National Corp.
15,144 342,254
3,490,896

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Marine - 0.6%
Eagle Bulk Shipping, Inc.
665 33,210
Genco Shipping & Trading Ltd.
15,671 240,707
Matson, Inc.
4,512 282,045
Safe Bulkers, Inc. (Greece)
60,929 177,303
733,265
Media - 0.5%
AMC Networks, Inc., Class A *
11,188 175,316
Cumulus Media, Inc., Class A *
5,772 35,844
PubMatic, Inc., Class A *
2,314 29,643
Sinclair Broadcast Group, Inc.,
Class A 5,279 81,877
TEGNA, Inc.
10,636 225,377
Thryv Holdings, Inc. *
3,467 65,873
613,930
Metals & Mining - 3.0%
Alpha Metallurgical Resources, Inc.
2,729 399,498
Arconic Corp. *
9,788 207,114
Century Aluminum Co. *
4,182 34,209
Commercial Metals Co.
20,181 974,742
Constellium SE *
11,352 134,294
Olympic Steel, Inc.
9,392 315,383
Ryerson Holding Corp.
10,496 317,609
Schnitzer Steel Industries, Inc.,
Class A 5,370 164,591
SunCoke Energy, Inc.
15,698 135,474
TimkenSteel Corp. *
20,203 367,089
Warrior Met Coal, Inc.
10,181 352,670
Worthington Industries, Inc.
778 38,674
3,441,347
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 10,665 114,755
Arbor Realty Trust, Inc.
6,322 83,387
Blackstone Mortgage Trust, Inc.,
Class A 9,163 193,981
Chimera Investment Corp.
12,242 67,331
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,604 133,424
PennyMac Mortgage Investment
Trust 6,655 82,456
675,334
Multiline Retail - 0.2%
Dillard's, Inc., Class A 674 217,837
Multi-Utilities - 0.4%
Avista Corp.
1,868 82,827
Black Hills Corp.
3,256 229,027
NorthWestern Corp.
2,627 155,886
467,740
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 7.4%
Alto Ingredients, Inc. *
56,984 164,114
Arch Resources, Inc.
3,637 519,327
Ardmore Shipping Corp. (Ireland) *
2,325 33,503
Berry Corp.
18,267 146,136
California Resources Corp.
3,139 136,578
Callon Petroleum Co. *
3,352 124,326
Centrus Energy Corp., Class A *
3,713 120,598
Chord Energy Corp.
3,275 448,053
Civitas Resources, Inc.
8,283 479,834
Comstock Resources, Inc.
16,666 228,491
CONSOL Energy, Inc.
5,609 364,585
CVR Energy, Inc.
4,459 139,745
Delek US Holdings, Inc.
6,623 178,821
Dorian LPG Ltd.
7,550 143,073
Earthstone Energy, Inc., Class A *
4,713 67,066
International Seaways, Inc.
806 29,838
Kosmos Energy Ltd. (Ghana) *
10,916 69,426
Laredo Petroleum, Inc. *
2,155 110,810
Magnolia Oil & Gas Corp., Class A
14,434 338,477
Matador Resources Co.
7,867 450,307
Murphy Oil Corp.
8,108 348,725
NACCO Industries, Inc., Class A
3,397 129,086
NextDecade Corp. *
6,156 30,411
Northern Oil and Gas, Inc.
4,666 143,806
PBF Energy, Inc., Class A
20,202 823,838
Peabody Energy Corp. *
12,286 324,596
Ranger Oil Corp.
1,751 70,793
REX American Resources Corp. *
12,912 411,376
Riley Exploration Permian, Inc.
3,536 104,065
SandRidge Energy, Inc. *
5,449 92,796
Scorpio Tankers, Inc. (Monaco)
2,747 147,706
Sitio Royalties Corp.
3,114 89,839
SM Energy Co.
14,641 509,946
Talos Energy, Inc. *
22,525 425,272
VAALCO Energy, Inc.
44,958 205,008
Vertex Energy, Inc. *
12,616 78,219
W&T Offshore, Inc. *
26,323 146,882
World Fuel Services Corp.
4,744 129,654
8,505,126
Paper & Forest Products - 0.1%
Clearwater Paper Corp. *
1,096 41,440
Sylvamo Corp.
2,025 98,395
139,835
Personal Products - 1.0%
Edgewell Personal Care Co.
2,995 115,427
elf Beauty, Inc. *
1,440 79,632
Herbalife Nutrition Ltd. *
4,065 60,487
Honest Co., Inc. (The) *
14,958 45,024
Medifast, Inc.
2,761 318,481
Nu Skin Enterprises, Inc., Class A
8,737 368,352
USANA Health Sciences, Inc. *
2,414 128,425
1,115,828

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc. *
2,016 31,752
Amneal Pharmaceuticals, Inc. *
25,987 51,714
Amphastar Pharmaceuticals, Inc. *
3,704 103,786
Arvinas, Inc. *
3,086 105,572
Atea Pharmaceuticals, Inc. *
15,998 76,950
Athira Pharma, Inc. *
6,108 19,362
Corcept Therapeutics, Inc. *
15,134 307,372
Harmony Biosciences Holdings,
Inc. * 2,503 137,915
Innoviva, Inc. *
20,829 275,984
Ocular Therapeutix, Inc. *
11,699 32,874
Phibro Animal Health Corp., Class
A 7,823 104,906
Prestige Consumer Healthcare,
Inc. * 2,551 159,693
Supernus Pharmaceuticals, Inc. *
5,371 191,584
Xeris Biopharma Holdings, Inc. *
49,423 65,733
1,665,197
Professional Services - 1.7%
Barrett Business Services, Inc.
2,091 195,048
Franklin Covey Co. *
951 44,478
Heidrick & Struggles International,
Inc. 5,317 148,717
Insperity, Inc.
1,137 129,163
Kelly Services, Inc., Class A
5,194 87,779
Kforce, Inc.
17,755 973,507
Resources Connection, Inc.
9,064 166,596
TrueBlue, Inc. *
8,777 171,854
1,917,142
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. *
25,083 160,280
Cushman & Wakefield plc *
16,404 204,394
Forestar Group, Inc. *
20,820 320,836
685,510
Road & Rail - 1.0%
ArcBest Corp.
9,789 685,621
Covenant Logistics Group, Inc.
8,508 294,122
PAM Transportation Services, Inc. *
4,717 122,170
1,101,913
Semiconductors & Semiconductor Equipment - 3.7%
Alpha & Omega Semiconductor
Ltd. * 7,052 201,476
Amkor Technology, Inc.
30,884 740,598
Axcelis Technologies, Inc. *
2,645 209,907
Diodes, Inc. *
6,970 530,696
FormFactor, Inc. *
8,568 190,467
Kulicke & Soffa Industries, Inc.
(Singapore) 5,752 254,583
MaxLinear, Inc. *
4,938 167,645
Onto Innovation, Inc. *
1,983 135,022
Photronics, Inc. *
24,229 407,774
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 3.7% (continued)
Power Integrations, Inc.
7,077 507,562
Rambus, Inc. *
1,513 54,196
Semtech Corp. *
4,198 120,441
SMART Global Holdings, Inc. *
7,802 116,094
Synaptics, Inc. *
4,000 380,640
Ultra Clean Holdings, Inc. *
8,648 286,681
4,303,782
Software - 2.3%
8x8, Inc. *
20,985 90,655
Adeia, Inc.
10,160 96,317
American Software, Inc., Class A
6,281 92,205
Cleanspark, Inc. *
160,348 327,110
Clear Secure, Inc., Class A
1,754 48,112
Consensus Cloud Solutions, Inc. *
2,456 132,034
Digital Turbine, Inc. *
5,789 88,224
EverCommerce, Inc. *
10,020 74,549
LiveRamp Holdings, Inc. *
5,640 132,201
Mitek Systems, Inc. *
6,033 58,460
Progress Software Corp.
5,680 286,556
Qualys, Inc. *
2,214 248,477
Rimini Street, Inc. *
39,544 150,663
Sprout Social, Inc., Class A *
1,717 96,942
SPS Commerce, Inc. *
3,897 500,492
WM Technology, Inc. *
88,398 89,282
Zeta Global Holdings Corp., Class
A * 18,286 149,397
2,661,676
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.
4,415 231,964
Asbury Automotive Group, Inc. *
2,406 431,276
Buckle, Inc. (The)
1,724 78,183
Caleres, Inc.
1,961 43,691
Citi Trends, Inc. *
5,015 132,797
Conn's, Inc. *
9,940 68,387
Container Store Group, Inc. (The) *
7,502 32,334
Destination XL Group, Inc. *
6,428 43,389
Express, Inc. *
51,031 52,052
Foot Locker, Inc.
1,335 50,450
Genesco, Inc. *
3,420 157,388
Group 1 Automotive, Inc.
2,771 499,805
Haverty Furniture Cos., Inc.
1,847 55,225
Hibbett, Inc.
2,973 202,818
MarineMax, Inc. *
10,086 314,885
Murphy USA, Inc.
1,573 439,717
ODP Corp. (The) *
8,626 392,828
Rent-A-Center, Inc.
5,978 134,804
Sally Beauty Holdings, Inc. *
9,403 117,726
Signet Jewelers Ltd.
5,648 384,064
Sleep Number Corp. *
1,700 44,166
Sonic Automotive, Inc., Class A
4,105 202,253
Zumiez, Inc. *
1,473 32,023
4,142,225

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc. *
6,235 165,789
Diebold Nixdorf, Inc. *
51,084 72,539
Super Micro Computer, Inc. *
6,508 534,307
772,635
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. *
12,955 177,613
Movado Group, Inc.
2,248 72,498
Oxford Industries, Inc.
362 33,731
283,842
Thrifts & Mortgage Finance - 1.8%
Mr Cooper Group, Inc. *
17,221 691,079
New York Community Bancorp, Inc.
9,078 78,071
PennyMac Financial Services, Inc.
5,768 326,815
Radian Group, Inc.
17,777 339,007
TrustCo Bank Corp.
3,610 135,700
Walker & Dunlop, Inc.
6,560 514,829
Waterstone Financial, Inc.
2,110 36,376
2,121,877
Tobacco - 0.1%
Universal Corp.
790 41,720
Vector Group Ltd.
6,859 81,348
123,068
Trading Companies & Distributors - 3.0%
BlueLinx Holdings, Inc. *
4,333 308,120
Boise Cascade Co.
13,096 899,302
GMS, Inc. *
7,975 397,155
Rush Enterprises, Inc., Class A
13,403 700,709
Textainer Group Holdings Ltd.
(China) 7,363 228,327
Titan Machinery, Inc. *
3,784 150,338
Triton International Ltd.
3,107 213,699
Veritiv Corp.
4,357 530,291
3,427,941
Water Utilities - 0.1%
Artesian Resources Corp., Class A 1,281 75,041
Wireless Telecommunication Services - 0.1%
Gogo, Inc. *
2,581 38,096
Telephone and Data Systems, Inc.
3,431 35,991
74,087
TOTAL COMMON STOCKS
(Cost $79,122,982) 110,888,099
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.7%
INVESTMENT COMPANIES - 3.7%
Limited Purpose Cash Investment
Fund, 4.08% (c)
(Cost $4,326,965) 4,330,195 4,328,463
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $83,449,947) 115,216,562
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% (d) 315,858
NET ASSETS - 100.0% 115,532,420
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,707,222 1.5%
Consumer Discretionary 11,833,814 10.2
Consumer Staples 5,922,484 5.1
Energy 12,272,039 10.6
Financials 17,622,158 15.3
Health Care 15,891,984 13.8
Industrials 20,189,963 17.5
Information Technology 13,738,289 11.9
Materials 5,973,744 5.2
Real Estate 3,749,147 3.2
Utilities 1,987,255 1.7
Investment Companies 4,328,463 3.7
Total Investments In Securities
At Value 115,216,562 99.7
Other Assets in Excess of
Liabilities (d ) 315,858 0.3
Net Assets
$ 115,532,420 100.0%

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2022, the value of these securities amounted to $44,324 or 0.04% of net assets.
(b) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $32,582, which represents 0.03% of net assets of the fund.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 35 3/2023 USD $ 3,099,075 $ (110,430)
$ (110,430)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.0%
Australia - 7.8%
Aristocrat Leisure Ltd. 29,903 616,175
Aurizon Holdings Ltd. 1,153,392 2,922,049
BHP Group Ltd. 295,890 9,165,767
BlueScope Steel Ltd. 134,477 1,532,666
Fortescue Metals Group Ltd. 221,376 3,094,207
Lottery Corp. Ltd. (The) * 57,040 173,863
Origin Energy Ltd. 70,774 370,426
Rio Tinto Ltd. 8,995 709,936
Rio Tinto plc 40,811 2,872,443
Santos Ltd. 210,305 1,034,321
South32 Ltd. 839,138 2,300,605
Tabcorp Holdings Ltd. 57,040 41,534
WiseTech Global Ltd. 82,047 2,821,797
Woodside Energy Group Ltd. 232,374 5,627,681
33,283,470
—
Austria - 0.2%
Mondi plc 63,043 1,066,114
Belgium - 0.2%
Ageas SA/NV 20,631 915,437
Groupe Bruxelles Lambert NV 1,467 117,239
1,032,676
—
Canada - 9.8%
Alimentation Couche-Tard, Inc. (1) 21,067 925,766
ARC Resources Ltd. (1) 9,402 126,726
Bank of Montreal (1) 20,678 1,873,237
Bank of Nova Scotia (The) (1) 5,464 267,712
Canadian Apartment Properties,
REIT (1) 3,482 109,758
Canadian Imperial Bank of
Commerce (1) 26,872 1,086,986
Canadian National Railway Co. (1) 1,804 214,295
Canadian Natural Resources Ltd.
(1) 85,837 4,766,678
Canadian Pacific Railway Ltd. (1) 10,275 766,072
Canadian Tire Corp. Ltd., Class A
(1) 13,667 1,428,272
CCL Industries, Inc., Class B (1) 4,615 197,143
CGI, Inc. (1)* 27,366 2,358,852
Empire Co. Ltd., Class A (1) 4,689 123,493
Fairfax Financial Holdings Ltd. (1) 6,663 3,946,966
Great-West Lifeco, Inc. (1) 6,006 138,839
iA Financial Corp., Inc. (1) 12,987 760,325
Imperial Oil Ltd. (1) 87,452 4,259,571
Loblaw Cos. Ltd. (1) 10,805 955,373
Manulife Financial Corp. (1) 28,526 508,791
National Bank of Canada (1) 18,499 1,246,428
Nutrien Ltd. (1) 12,048 879,575
Nuvei Corp. (1)*(a) 60,341 1,533,481
Open Text Corp. (1) 13,308 394,326
Power Corp. of Canada (1) 5,259 123,707
Royal Bank of Canada (1) 23,203 2,181,493
Suncor Energy, Inc. (1) 79,332 2,516,477
Teck Resources Ltd., Class B (1) 79,695 3,011,812
TFI International, Inc. (1) 1,592 159,447
Toronto-Dominion Bank (The) (1) 9,710 628,712
Tourmaline Oil Corp. (1) 15,786 796,528
INVESTMENTS SHARES VALUE ($)
Canada - 9.8% (continued)
West Fraser Timber Co. Ltd. (1) 51,522 3,720,315
42,007,156
—
China - 1.3%
BOC Hong Kong Holdings Ltd. 499,000 1,694,004
Budweiser Brewing Co. APAC Ltd.
(a) 894,400 2,795,891
SITC International Holdings Co.
Ltd. 480,000 1,063,891
5,553,786
—
Denmark - 3.1%
AP Moller - Maersk A/S, Class B 1,522 3,407,157
Genmab A/S * 5,868 2,480,960
Novo Nordisk A/S, Class B 43,022 5,843,057
Pandora A/S 21,657 1,530,749
13,261,923
—
Finland - 0.5%
Neste OYJ 13,398 617,875
Nokia OYJ 124,892 580,211
Wartsila OYJ Abp 107,581 907,130
2,105,216
—
France - 8.1%
Arkema SA 1,472 132,399
AXA SA 118,661 3,305,366
BNP Paribas SA 65,235 3,714,428
Carrefour SA 139,187 2,328,035
Cie de Saint-Gobain 73,096 3,575,918
Dassault Aviation SA 13,305 2,256,437
Ipsen SA 19,499 2,097,325
L'Oreal SA 2,880 1,031,322
LVMH Moet Hennessy Louis
Vuitton SE 256 186,289
Orange SA 84,272 836,157
Publicis Groupe SA 45,751 2,922,680
Societe Generale SA 49,133 1,232,436
Sodexo SA 11,463 1,096,762
TotalEnergies SE 150,621 9,454,963
Unibail-Rodamco-Westfield, REIT * 4,856 253,853
34,424,370
—
Germany - 6.8%
Allianz SE (Registered) 3,857 823,693
BASF SE 54,704 2,693,550
Bayerische Motoren Werke AG 22,574 1,998,591
Brenntag SE 34,262 2,185,055
Daimler Truck Holding AG * 4,073 125,211
Deutsche Bank AG (Registered) 506,016 5,688,413
Deutsche Boerse AG 5,597 963,749
Deutsche Lufthansa AG
(Registered) * 23,147 190,802
Deutsche Post AG (Registered) 153,120 5,730,771
Fresenius SE & Co. KGaA 12,270 342,725
GEA Group AG 12,087 491,549
HelloFresh SE * 89,854 1,961,051
Henkel AG & Co. KGaA
(Preference) 8,401 582,296
Infineon Technologies AG 6,802 206,726

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Germany - 6.8% (continued)
Knorr-Bremse AG 11,293 614,366
Mercedes-Benz Group AG 3,831 250,528
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,640 853,963
Rational AG 653 387,769
Rheinmetall AG 9,726 1,936,216
RWE AG 16,289 720,100
Siemens Energy AG 3,772 70,824
28,817,948
—
Hong Kong - 2.1%
CK Asset Holdings Ltd. 356,439 2,186,103
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,387,939
Link, REIT 39,000 285,376
Sino Land Co. Ltd. 108,000 134,707
Sun Hung Kai Properties Ltd. 24,500 334,655
Swire Pacific Ltd., Class A 87,000 762,632
WH Group Ltd. (a) 6,323,500 3,688,107
8,779,519
—
Italy - 1.4%
Assicurazioni Generali SpA 114,804 2,041,504
Coca-Cola HBC AG 45,952 1,086,250
Eni SpA 66,286 942,552
Prysmian SpA 47,973 1,782,462
5,852,768
—
Japan - 20.3%
Bandai Namco Holdings, Inc. 5,500 344,737
CyberAgent, Inc. 65,000 578,681
Dai-ichi Life Holdings, Inc. 109,000 2,461,588
Daito Trust Construction Co. Ltd. 9,500 972,637
Dentsu Group, Inc. 25,800 809,364
ENEOS Holdings, Inc. 760,100 2,588,457
Fuji Electric Co. Ltd. 10,800 407,584
Fujitsu Ltd. 12,400 1,653,139
Hakuhodo DY Holdings, Inc. 114,300 1,147,122
Ibiden Co. Ltd. 63,000 2,271,937
Idemitsu Kosan Co. Ltd. 39,200 917,734
Iida Group Holdings Co. Ltd. 59,600 904,910
Inpex Corp. 103,100 1,107,853
ITOCHU Corp. 105,100 3,297,276
Japan Post Holdings Co. Ltd. 499,900 4,206,137
Japan Post Insurance Co. Ltd. 262,400 4,614,862
Japan Tobacco, Inc. 35,000 705,608
KDDI Corp. 14,000 424,577
Kobayashi Pharmaceutical Co. Ltd. 3,000 205,628
Konami Group Corp. 22,500 1,020,662
M3, Inc. 12,400 336,825
Marubeni Corp. 171,700 1,966,986
Mazda Motor Corp. 105,100 787,835
MISUMI Group, Inc. 16,200 352,096
Mitsubishi UFJ Financial Group,
Inc. 123,400 828,436
Mitsui & Co. Ltd. 70,800 2,062,101
Mizuho Financial Group, Inc. 93,520 1,317,537
MS&AD Insurance Group Holdings,
Inc. 146,200 4,673,989
INVESTMENTS SHARES VALUE ($)
Japan - 20.3% (continued)
Nexon Co. Ltd. 173,600 3,897,444
NGK Insulators Ltd. 92,900 1,177,749
Nippon Steel Corp. 34,200 593,409
Nippon Telegraph & Telephone
Corp. 56,100 1,599,888
Nitto Denko Corp. 30,700 1,768,157
Nomura Real Estate Holdings, Inc. 10,700 228,796
Ono Pharmaceutical Co. Ltd. 5,000 116,868
ORIX Corp. 15,900 254,506
Osaka Gas Co. Ltd. 119,600 1,927,127
Otsuka Corp. 13,400 422,373
Otsuka Holdings Co. Ltd. 23,600 769,661
Resona Holdings, Inc. 523,100 2,873,084
Rohm Co. Ltd. 7,100 508,995
Shin-Etsu Chemical Co. Ltd. 5,800 708,251
Sompo Holdings, Inc. 107,900 4,773,832
Square Enix Holdings Co. Ltd. 30,700 1,425,262
SUMCO Corp. 158,900 2,105,202
Sumitomo Corp. 52,500 872,712
Sumitomo Mitsui Financial Group,
Inc. 54,900 2,208,761
Sumitomo Mitsui Trust Holdings,
Inc. 52,900 1,845,974
Taisei Corp. 22,500 725,517
TDK Corp. 8,400 273,282
Tokyo Electric Power Co. Holdings,
Inc. * 1,042,500 3,754,481
Tokyo Gas Co. Ltd. 114,000 2,232,097
TOPPAN, Inc. 66,000 974,655
Tosoh Corp. 248,800 2,958,639
Toyota Tsusho Corp. 86,400 3,178,168
87,141,188
—
Luxembourg - 0.5%
ArcelorMittal SA 75,366 1,988,318
Netherlands - 5.9%
Adyen NV *(a) 811 1,125,871
Aegon NV 83,510 423,118
ASM International NV 9,535 2,419,360
ASML Holding NV 3,453 1,882,756
Heineken NV 15,902 1,497,846
ING Groep NV 109,319 1,331,633
Koninklijke Ahold Delhaize NV 168,586 4,847,064
NN Group NV 17,591 719,335
OCI NV 30,858 1,103,250
Randstad NV 11,367 694,551
Shell plc 191,540 5,399,669
Wolters Kluwer NV 35,973 3,764,046
25,208,499
—
Singapore - 1.5%
CapitaLand Integrated Commercial
Trust, REIT 156,096 238,080
STMicroelectronics NV 132,303 4,701,528
Venture Corp. Ltd. 127,300 1,622,589
6,562,197
—
South Africa - 0.3%
Anglo American plc 33,855 1,325,758

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2022
INVESTMENTS SHARES VALUE ($)
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria
SA 500,247 3,013,122
Banco Santander SA 337,549 1,009,310
Red Electrica Corp. SA 14,437 251,033
Repsol SA 381,589 6,073,761
10,347,226
—
Sweden - 3.5%
Alfa Laval AB 5,091 147,269
Atlas Copco AB, Class B 42,828 456,960
Boliden AB 7,128 267,743
Evolution AB (a) 49,150 4,787,428
Fastighets AB Balder, Class B * 258,923 1,208,467
H & M Hennes & Mauritz AB, Class
B 29,553 318,476
Hexagon AB, Class B 13,741 144,076
Investor AB, Class B 44,280 801,510
Sandvik AB 47,783 863,515
Securitas AB, Class B 227,034 1,894,475
Skandinaviska Enskilda Banken
AB, Class A 17,456 200,969
Skanska AB, Class B 10,952 173,616
SKF AB, Class B 7,888 120,478
Swedish Orphan Biovitrum AB * 69,237 1,432,994
Telefonaktiebolaget LM Ericsson,
Class B 67,988 398,370
Volvo AB, Class B 52,888 955,348
Volvo Car AB, Class B * 159,966 728,392
14,900,086
—
Switzerland - 6.6%
Cie Financiere Richemont SA
(Registered) 12,130 1,572,775
Geberit AG (Registered) 1,427 673,659
Kuehne + Nagel International AG
(Registered) 6,314 1,467,896
Lonza Group AG (Registered) 1,739 853,632
Novartis AG (Registered) 111,657 10,104,675
SGS SA (Registered) 146 340,084
Sonova Holding AG (Registered) 15,871 3,769,343
Swatch Group AG (The) 15,925 4,526,215
Temenos AG (Registered) 31,994 1,760,096
UBS Group AG (Registered) 158,262 2,941,493
28,009,868
—
United Kingdom - 9.5%
3i Group plc 30,804 496,787
Associated British Foods plc 159,101 3,016,359
AstraZeneca plc 2,077 281,058
Auto Trader Group plc (a) 114,779 714,769
Aviva plc 205,010 1,087,505
BAE Systems plc 107,506 1,110,365
Barclays plc 3,035,859 5,776,672
Barratt Developments plc 66,145 315,928
BP plc 515,230 2,972,847
British American Tobacco plc 64,615 2,556,050
BT Group plc 2,848,245 3,845,914
Bunzl plc 15,676 521,543
Burberry Group plc 148,190 3,602,820
CK Hutchison Holdings Ltd. 147,000 880,655
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.5% (continued)
Entain plc 65,670 1,045,799
Imperial Brands plc 24,800 617,796
Kingfisher plc 248,191 705,167
Legal & General Group plc 625,129 1,874,221
Lloyds Banking Group plc 1,237,857 675,515
London Stock Exchange Group plc 9,002 773,463
M&G plc 69,160 156,389
Next plc 4,263 298,712
Persimmon plc 21,884 320,877
Reckitt Benckiser Group plc 25,316 1,754,813
Standard Chartered plc 26,362 196,621
Tesco plc 1,815,451 4,892,404
40,491,049
—
United States - 5.2%
Bausch Health Cos., Inc. (1)* 63,091 396,066
CSL Ltd. 10,547 2,056,603
GSK plc 105,817 1,828,860
Haleon plc * 130,925 518,020
Holcim AG 14,221 736,126
Nestle SA (Registered) 27,660 3,194,991
Roche Holding AG 27,669 8,694,638
Stellantis NV 338,331 4,807,807
22,233,111
—
TOTAL COMMON STOCKS
(Cost $356,405,945) 414,392,246
SHORT-TERM INVESTMENTS - 2.5%
INVESTMENT COMPANIES - 2.5%
Limited Purpose Cash Investment
Fund, 4.08% (1)(b)
(Cost $10,530,548) 10,539,753 10,535,537
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $366,936,493) 424,927,783
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% (c) 1,972,189
NET ASSETS - 100.0% 426,899,972

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
December 31, 2022
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 19,222,520 4.5%
Consumer Discretionary 32,390,642 7.6
Consumer Staples 39,284,162 9.2
Energy 49,203,695 11.5
Financials 87,037,735 20.4
Health Care 41,405,291 9.7
Industrials 57,866,726 13.5
Information Technology 29,184,965 6.8
Materials 42,826,184 10.0
Real Estate 6,715,062 1.6
Utilities 9,255,264 2.2
Investment Companies 10,535,537 2.5
Total Investments In Securities
At Value 424,927,783 99.5
Other Assets in Excess of
Liabilities (c ) 1,972,189 0.5
Net Assets
$ 426,899,972 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $14,645,547, which represents 3.43%
of net assets of the fund.
(b) Represents 7-day effective yield as of December 31, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 84 3/2023 USD $ 8,187,480 $ (110,237)
$ (110,237)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.3%
Brazil - 5.2%
Ambev SA, ADR (1)* 265,669 722,620
Americanas SA * 210,800 384,474
Banco do Brasil SA 746,900 4,832,014
BB Seguridade Participacoes SA 26,000 165,535
Braskem SA (Preference), Class A 75,400 342,170
BRF SA * 178,300 277,466
Gerdau SA, ADR (1) 421,969 2,337,708
Itau Unibanco Holding SA, ADR (1)* 141,584 666,861
Natura & Co. Holding SA 72,400 157,336
Petro Rio SA * 86,400 608,581
Petroleo Brasileiro SA (Preference) 1,497,700 6,948,846
TIM SA, ADR (1) 71,578 833,884
Ultrapar Participacoes SA 132,800 315,304
Vale SA, ADR (1) 341,485 5,795,000
Vibra Energia SA 229,500 672,896
25,060,695
—
Chile - 1.0%
Cencosud SA (1) 1,457,387 2,396,764
Empresas Copec SA (1) 36,989 275,984
Enel Chile SA, ADR (1) 84,429 189,965
Sociedad Quimica y Minera de
Chile SA, ADR (1) 25,850 2,063,864
4,926,577
—
China - 31.4%
3SBio, Inc. (a) 1,418,000 1,501,401
Agricultural Bank of China Ltd.,
Class A 614,500 258,277
Agricultural Bank of China Ltd.,
Class H 3,054,000 1,044,763
Alibaba Group Holding Ltd. * 1,234,104 13,541,717
Anhui Conch Cement Co. Ltd.,
Class A 22,200 87,585
Anhui Conch Cement Co. Ltd.,
Class A 48,323 190,666
ANTA Sports Products Ltd. 12,400 161,284
Baidu, Inc., Class A * 158,850 2,265,318
Bank of Beijing Co. Ltd., Class A 569,378 354,410
Bank of China Ltd., Class A 609,800 278,294
Bank of China Ltd., Class H 10,714,000 3,877,712
Bank of Communications Co. Ltd.,
Class A 389,700 266,735
Bank of Communications Co. Ltd.,
Class H 2,222,000 1,275,200
Bank of Ningbo Co. Ltd., Class A 59,400 277,727
Bank of Shanghai Co. Ltd., Class A 227,711 194,336
Baoshan Iron & Steel Co. Ltd.,
Class A 742,222 598,624
BeiGene Ltd., ADR (1)* 3,623 796,843
Beijing Enterprises Holdings Ltd. 189,500 605,035
BOE Technology Group Co. Ltd.,
Class A 1,508,900 735,089
BOE Technology Group Co. Ltd.,
Class A 176,100 85,791
Bosideng International Holdings
Ltd. 306,000 145,005
BYD Co. Ltd., Class A 40,800 1,506,201
INVESTMENTS SHARES VALUE ($)
China - 31.4% (continued)
China Cinda Asset Management
Co. Ltd., Class H 2,921,000 403,089
China CITIC Bank Corp. Ltd., Class
H 4,740,000 2,097,556
China Coal Energy Co. Ltd., Class
H 818,000 664,172
China Construction Bank Corp.,
Class H 15,324,000 9,583,471
China Everbright Bank Co. Ltd.,
Class A 538,100 238,481
China Feihe Ltd. (a) 1,072,000 907,618
China Hongqiao Group Ltd. 4,477,000 4,222,502
China Lesso Group Holdings Ltd. 497,000 515,515
China Medical System Holdings
Ltd. 972,000 1,520,975
China Merchants Bank Co. Ltd.,
Class A 109,658 587,323
China Merchants Port Holdings Co.
Ltd. 110,000 160,599
China Merchants Securities Co.
Ltd., Class A 240,200 460,528
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 67,000 121,807
China Minsheng Banking Corp.
Ltd., Class A 354,355 176,581
China Minsheng Banking Corp.
Ltd., Class H 1,767,000 610,596
China National Building Material
Co. Ltd., Class H 4,290,000 3,505,236
China Oilfield Services Ltd., Class
H 440,000 534,798
China Overseas Land & Investment
Ltd. 305,500 799,455
China Pacific Insurance Group Co.
Ltd., Class A 63,000 222,792
China Petroleum & Chemical Corp.,
Class A 474,800 298,805
China Petroleum & Chemical Corp.,
Class H 1,110,000 534,811
China Power International
Development Ltd. 373,000 157,065
China Resources Beer Holdings
Co. Ltd. 22,000 153,023
China Resources Land Ltd. 592,000 2,693,226
China Resources Power Holdings
Co. Ltd. 320,000 652,062
China State Construction
Engineering Corp. Ltd., Class A 1,145,200 896,289
China Taiping Insurance Holdings
Co. Ltd. 853,200 1,058,615
China Tourism Group Duty Free
Corp. Ltd., Class A 35,392 1,100,419
China Traditional Chinese Medicine
Holdings Co. Ltd. 528,000 239,446
China Vanke Co. Ltd., Class A 71,400 186,780
China Vanke Co. Ltd., Class H 80,900 162,750
China Yangtze Power Co. Ltd.,
Class A 99,200 300,598
Chinasoft International Ltd. 1,116,000 966,130
CITIC Ltd. 4,123,000 4,335,053

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 31.4% (continued)
CITIC Securities Co. Ltd., Class A 153,065 439,329
COSCO SHIPPING Holdings Co.
Ltd., Class H 1,606,400 1,632,972
Country Garden Services Holdings
Co. Ltd. 511,000 1,253,554
CSPC Pharmaceutical Group Ltd. 520,000 541,358
Dongfeng Motor Group Co. Ltd.,
Class H 1,650,000 942,777
Dongyue Group Ltd. 3,216,000 3,522,329
Far East Horizon Ltd. 57,000 44,398
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 47,473 544,768
Geely Automobile Holdings Ltd. 1,612,000 2,328,585
Guotai Junan Securities Co. Ltd.,
Class A 94,200 184,658
H World Group Ltd., ADR (1) 15,565 660,267
Haier Smart Home Co. Ltd., Class A 225,900 795,265
Haitong Securities Co. Ltd., Class A 186,300 233,671
Hua Hong Semiconductor Ltd. *(a) 506,000 1,753,395
Huatai Securities Co. Ltd., Class A 136,300 250,430
Huaxia Bank Co. Ltd., Class A 291,300 218,329
Industrial & Commercial Bank of
China Ltd., Class A 350,800 219,864
Industrial & Commercial Bank of
China Ltd., Class H 1,466,000 751,896
Industrial Bank Co. Ltd., Class A 154,590 392,160
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 158,400 707,502
JD.com, Inc., Class A 145,438 4,060,140
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 256,838 1,426,605
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 28,800 665,237
Jiangxi Copper Co. Ltd., Class H 179,000 262,801
KE Holdings, Inc., ADR (1)* 59,358 828,638
Kingboard Holdings Ltd. 253,000 802,296
Kunlun Energy Co. Ltd. 3,282,000 2,333,348
Kweichow Moutai Co. Ltd., Class A 6,700 1,664,844
Kweichow Moutai Co. Ltd., Class A 1,100 273,333
Li Auto, Inc., ADR (1)* 34,548 704,779
Li Ning Co. Ltd. 66,000 567,534
Longfor Group Holdings Ltd. (a) 152,500 469,268
Luxshare Precision Industry Co.
Ltd., Class A 276,407 1,265,034
Luzhou Laojiao Co. Ltd., Class A 10,200 329,239
Luzhou Laojiao Co. Ltd., Class A 27,900 900,548
Meituan, Class B *(a) 160,100 3,547,149
MMG Ltd. * 556,000 141,612
NARI Technology Co. Ltd., Class A 344,808 1,210,429
NetEase, Inc. 120,350 1,745,558
New China Life Insurance Co. Ltd.,
Class A 38,600 167,214
New China Life Insurance Co. Ltd.,
Class H 113,100 275,362
New Oriental Education &
Technology Group, Inc. * 404,900 1,427,296
NIO, Inc., ADR (1)* 94,422 920,615
People's Insurance Co. Group of
China Ltd. (The), Class H 623,000 206,098
PetroChina Co. Ltd., Class A 448,500 322,155
INVESTMENTS SHARES VALUE ($)
China - 31.4% (continued)
PetroChina Co. Ltd., Class H 1,256,000 573,733
PICC Property & Casualty Co. Ltd.,
Class H 2,108,000 1,993,105
Pinduoduo, Inc., ADR (1)* 36,169 2,949,582
Ping An Bank Co. Ltd., Class A 160,985 305,234
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 350,924
Poly Developments and Holdings
Group Co. Ltd., Class A 78,100 170,028
SAIC Motor Corp. Ltd., Class A 167,800 348,745
Sany Heavy Industry Co. Ltd.,
Class A 238,100 541,479
Sany Heavy Industry Co. Ltd.,
Class A 76,600 174,201
Shanghai Pudong Development
Bank Co. Ltd., Class A 1,000 1,051
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 148,082
Shenwan Hongyuan Group Co.
Ltd., Class A 376,800 216,442
Sinopharm Group Co. Ltd., Class H 538,400 1,362,751
Sinotruk Hong Kong Ltd. 962,000 1,336,384
Sunac China Holdings Ltd. (3)*(b) 212,000 83,202
Sunny Optical Technology Group
Co. Ltd. 18,400 217,008
Tencent Holdings Ltd. 404,800 17,163,668
Topsports International Holdings
Ltd. (a) 594,000 468,000
Trip.com Group Ltd., ADR (1)* 43,393 1,492,719
Wuliangye Yibin Co. Ltd., Class A 30,100 782,750
Wuliangye Yibin Co. Ltd., Class A 11,582 301,190
Wuxi Biologics Cayman, Inc. *(a) 215,500 1,632,178
XPeng, Inc., ADR (1)* 30,187 300,059
Yankuang Energy Group Co. Ltd.,
Class H 56,000 170,332
Yum China Holdings, Inc. (1) 33,622 1,837,442
Zhongsheng Group Holdings Ltd. 29,000 148,541
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 38,100 188,181
ZTO Express Cayman, Inc., ADR
(1) 34,228 919,706
151,227,535
—
Hong Kong - 0.6%
Huabao International Holdings Ltd. 204,000 104,666
Orient Overseas International Ltd. 149,500 2,694,505
2,799,171
—
Hungary - 0.0% (c)
OTP Bank Nyrt. 7,944 215,847
India - 13.3%
Adani Enterprises Ltd. 29,699 1,382,995
Adani Green Energy Ltd. * 11,660 271,657
Adani Power Ltd. * 726,498 2,619,927
Adani Total Gas Ltd. 28,304 1,262,128
Adani Transmission Ltd. * 40,092 1,251,939
Aurobindo Pharma Ltd. 208,180 1,102,381
Axis Bank Ltd., GDR (d) 14,131 799,422
Bharat Electronics Ltd. 1,542,001 1,860,588
Cipla Ltd. 138,606 1,800,803

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 13.3% (continued)
Coal India Ltd. 1,982,134 5,392,297
Dr Reddy's Laboratories Ltd., ADR
(1) 16,001 828,052
GAIL India Ltd. 2,002,370 2,325,243
HCL Technologies Ltd. 11,839 148,472
Hindalco Industries Ltd. 297,804 1,702,523
Housing Development Finance
Corp. Ltd. 132,676 4,217,898
ICICI Bank Ltd., ADR (1) 31,992 700,305
Indian Oil Corp. Ltd. 156,549 144,600
Infosys Ltd., ADR (1) 109,426 1,970,762
ITC Ltd. 1,259,325 5,040,766
Jindal Steel & Power Ltd. 90,359 633,767
Larsen & Toubro Ltd., GDR (d) 14,876 373,913
NTPC Ltd. 2,128,140 4,279,866
Oil & Natural Gas Corp. Ltd. 3,414,959 6,078,888
Page Industries Ltd. 459 237,270
Power Grid Corp. of India Ltd. 489,155 1,261,142
Reliance Industries Ltd., GDR (a) 32,737 2,008,213
Samvardhana Motherson
International Ltd. 156,168 139,835
State Bank of India, GDR (d) 4,653 343,806
Sun Pharmaceutical Industries Ltd. 100,966 1,220,982
Tata Consultancy Services Ltd. 90,339 3,552,773
Tata Steel Ltd. 2,351,862 3,203,255
United Spirits Ltd. * 90,596 959,757
Vedanta Ltd. 1,371,745 5,105,517
64,221,742
—
Indonesia - 2.8%
Adaro Energy Indonesia Tbk. PT 20,109,100 4,981,284
Astra International Tbk. PT 4,338,200 1,587,563
Bank Negara Indonesia Persero
Tbk. PT 1,847,100 1,094,347
Indah Kiat Pulp & Paper Tbk. PT 225,100 126,127
Indofood Sukses Makmur Tbk. PT 1,836,200 793,749
Sumber Alfaria Trijaya Tbk. PT 2,490,600 424,468
Unilever Indonesia Tbk. PT 2,320,000 700,812
United Tractors Tbk. PT 2,086,600 3,497,716
Vale Indonesia Tbk. PT * 809,200 368,097
13,574,163
—
Malaysia - 0.6%
Genting Bhd. 227,900 231,752
Petronas Chemicals Group Bhd. 506,100 988,662
RHB Bank Bhd. 196,500 258,176
Sime Darby Bhd. 560,600 292,616
Sime Darby Plantation Bhd. 867,800 917,019
2,688,225
—
Mexico - 1.5%
Alfa SAB de CV, Class A (1) 1,352,900 861,596
Arca Continental SAB de CV (1) 184,000 1,494,172
Coca-Cola Femsa SAB de CV,
ADR (1) 2,089 141,801
Fibra Uno Administracion SA de
CV, REIT (1) 170,900 201,363
Fomento Economico Mexicano
SAB de CV, ADR (1) 10,207 797,371
Gruma SAB de CV, Class B (1) 11,575 154,880
INVESTMENTS SHARES VALUE ($)
Mexico - 1.5% (continued)
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 4,497 1,047,756
Grupo Bimbo SAB de CV, Series
A (1) 343,700 1,452,653
Grupo Mexico SAB de CV, Series
B (1) 162,800 571,531
Orbia Advance Corp. SAB de CV
(1) 74,400 131,722
Promotora y Operadora de
Infraestructura SAB de CV (1) 45,685 374,079
7,228,924
—
Philippines - 0.3%
BDO Unibank, Inc. 106,248 202,050
International Container Terminal
Services, Inc. 168,160 603,524
PLDT, Inc. 9,420 222,241
SM Prime Holdings, Inc. 634,600 404,881
1,432,696
—
Poland - 1.4%
Bank Polska Kasa Opieki SA 35,821 712,606
LPP SA 139 338,994
PGE Polska Grupa Energetyczna
SA * 1,407,873 2,221,384
Polski Koncern Naftowy ORLEN SA 229,059 3,365,181
6,638,165
—
Qatar - 0.6%
Commercial Bank PSQC (The) 117,149 160,968
Industries Qatar QSC 29,520 104,198
Masraf Al Rayan QSC 395,209 344,549
Qatar Islamic Bank SAQ (1) 115,043 586,311
Qatar National Bank QPSC 351,624 1,742,942
2,938,968
—
Russia - 0.0% (c)
Gazprom PJSC (3)(b) 863,552 —
LUKOIL PJSC (3)(b) 29,987 —
Magnit PJSC (3)*(b) 6,681 —
Magnit PJSC, GDR (3)*(b)(d) 1 —
MMC Norilsk Nickel PJSC (3)(b) 6,790 —
MMC Norilsk Nickel PJSC, ADR
(3)(b) 2 —
Mobile TeleSystems PJSC (3)(b) 306,032 3
Novatek PJSC (3)(b) 71,760 —
Novolipetsk Steel PJSC (3)*(b) 326,680 —
PhosAgro PJSC, GDR (3)*(b)(d) 72 —
PhosAgro PJSC (3)(b) 3,717 —
Polyus PJSC (3)*(b) 1,291 —
Rosneft Oil Co. PJSC (3)(b) 106,000 —
Severstal PAO, GDR (3)*(b)(d) 54,062 1
Surgutneftegas PJSC (3)(b) 1,249,260 —
Tatneft PJSC (3)(b) 134,766 —
4
—
Saudi Arabia - 4.3%
ACWA Power Co. 3,832 155,081
Al Rajhi Bank * 16,858 337,130
Alinma Bank 89,903 778,477

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 4.3% (continued)
Almarai Co. JSC 16,017 228,156
Arab National Bank 114,780 975,396
Bank Al-Jazira 165,536 837,441
Banque Saudi Fransi 44,117 475,687
Etihad Etisalat Co. 256,270 2,368,901
Jarir Marketing Co. 5,056 201,781
Riyad Bank 136,516 1,160,846
SABIC Agri-Nutrients Co. 74,312 2,900,627
Sahara International Petrochemical
Co. 85,467 781,681
Saudi Arabian Mining Co. * 88,422 1,518,031
Saudi Arabian Oil Co. (a) 16,036 137,652
Saudi Basic Industries Corp. 136,317 3,260,882
Saudi Electricity Co. 286,367 1,770,226
Saudi National Bank (The) 149,012 2,005,633
Saudi Research & Media Group * 14,292 693,182
20,586,810
—
South Africa - 3.6%
Absa Group Ltd. 102,779 1,167,119
African Rainbow Minerals Ltd. 138,884 2,346,788
Anglo American Platinum Ltd. 3,517 293,517
Exxaro Resources Ltd. 249,778 3,202,278
Foschini Group Ltd. (The) 129,655 763,321
Impala Platinum Holdings Ltd. 74,783 939,788
Kumba Iron Ore Ltd. 15,124 436,832
Mr Price Group Ltd. 16,950 157,173
MultiChoice Group (1) 51,222 353,433
Nedbank Group Ltd. (1) 28,538 357,043
Old Mutual Ltd. 256,169 157,155
Sanlam Ltd. (1) 149,472 428,590
Sasol Ltd. 58,310 930,548
Shoprite Holdings Ltd. 50,003 662,865
Sibanye Stillwater Ltd. 1,444,447 3,829,563
SPAR Group Ltd. (The) (1) 38,957 260,229
Standard Bank Group Ltd. 67,234 663,375
Woolworths Holdings Ltd. 72,788 283,509
17,233,126
—
South Korea - 12.1%
CJ Corp. * 2,570 171,675
DB Insurance Co. Ltd. * 33,466 1,734,709
Doosan Bobcat, Inc. 25,831 706,769
E-MART, Inc. * 2,160 167,942
GS Engineering & Construction
Corp. * 19,576 329,374
GS Holdings Corp. * 16,514 573,082
Hana Financial Group, Inc. 152,774 5,087,239
HMM Co. Ltd. * 233,522 3,639,771
Hyundai Engineering &
Construction Co. Ltd. * 29,214 807,667
Hyundai Glovis Co. Ltd. * 5,422 703,946
Hyundai Mobis Co. Ltd. 1,182 187,487
Hyundai Steel Co. * 27,244 664,041
Industrial Bank of Korea * 255,596 1,986,495
KB Financial Group, Inc. 24,682 945,633
Kia Corp. * 117,512 5,529,000
Korea Investment Holdings Co.
Ltd. * 9,250 392,554
Kumho Petrochemical Co. Ltd. * 17,518 1,745,707
INVESTMENTS SHARES VALUE ($)
South Korea - 12.1% (continued)
LG Electronics, Inc. * 47,481 3,264,308
LG Energy Solution Ltd. * 1,664 573,509
LG Innotek Co. Ltd. * 1,652 333,173
LG Uplus Corp. 12,221 107,023
Meritz Financial Group, Inc. * 9,196 313,914
Meritz Securities Co. Ltd. * 50,716 252,577
POSCO Holdings, Inc. 26,234 5,741,361
Samsung Electronics Co. Ltd. 283,189 12,430,084
SD Biosensor, Inc. 73,575 1,761,905
Seegene, Inc. 62,458 1,351,375
Shinhan Financial Group Co. Ltd. 62,840 1,749,434
Woori Financial Group, Inc. 524,021 4,787,105
58,038,859
—
Taiwan - 13.3%
Accton Technology Corp. 17,000 129,095
ASE Technology Holding Co. Ltd. 432,000 1,312,580
AUO Corp. 1,258,400 611,325
Catcher Technology Co. Ltd. 396,000 2,174,791
Cathay Financial Holding Co. Ltd. 444,545 577,218
CTBC Financial Holding Co. Ltd. 938,480 673,438
Eva Airways Corp. 275,000 250,783
Evergreen Marine Corp. Taiwan
Ltd. 692,000 3,657,370
First Financial Holding Co. Ltd. 334,830 288,395
Fubon Financial Holding Co. Ltd. 287,473 525,797
Hon Hai Precision Industry Co. Ltd. 1,039,000 3,367,640
Innolux Corp. 1,823,935 655,594
Largan Precision Co. Ltd. 4,000 264,398
MediaTek, Inc. 25,000 505,473
Nanya Technology Corp. 891,000 1,479,646
Nien Made Enterprise Co. Ltd. 38,000 363,110
Novatek Microelectronics Corp. 375,000 3,833,524
Pou Chen Corp. 869,000 965,890
Realtek Semiconductor Corp. 39,000 354,666
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 369,676 27,537,165
Unimicron Technology Corp. 440,000 1,708,162
Uni-President Enterprises Corp. 542,000 1,173,168
United Microelectronics Corp. 2,911,000 3,824,719
Voltronic Power Technology Corp. 3,000 150,515
Walsin Lihwa Corp. 1,335,000 2,048,402
Wan Hai Lines Ltd. 114,000 296,293
Winbond Electronics Corp. 279,000 177,174
Wiwynn Corp. 12,000 310,385
Yang Ming Marine Transport Corp. 1,687,000 3,583,589
Zhen Ding Technology Holding Ltd. 320,000 1,088,520
63,888,825
—
Thailand - 3.1%
Advanced Info Service PCL, NVDR 37,700 212,022
Bangkok Dusit Medical Services
PCL, NVDR 1,275,400 1,066,567
Bumrungrad Hospital PCL, NVDR 231,100 1,413,785
Delta Electronics Thailand PCL,
NVDR 43,400 1,038,425
Electricity Generating PCL, NVDR 80,700 401,721
Indorama Ventures PCL, NVDR 902,000 1,059,040
Kasikornbank PCL, NVDR 109,500 465,512
Krung Thai Bank PCL, NVDR 4,101,500 2,093,094

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Thailand - 3.1% (continued)
PTT Exploration & Production PCL,
NVDR 962,700 4,902,662
Ratch Group PCL, NVDR 489,500 604,734
SCB X PCL, NVDR 508,800 1,569,550
14,827,112
—
Turkey - 0.5%
Akbank TAS (1) 1,141,107 1,192,832
Haci Omer Sabanci Holding A/S 210,032 506,994
Turk Hava Yollari AO * 70,430 530,542
2,230,368
—
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank PJSC 96,468 236,088
Aldar Properties PJSC 169,128 203,221
Emaar Properties PJSC 264,055 420,093
Emirates NBD Bank PJSC 198,616 699,553
Emirates Telecommunications
Group Co. PJSC 285,825 1,774,065
First Abu Dhabi Bank PJSC 328,386 1,525,794
4,858,814
—
United States - 0.7%
JBS SA 788,500 3,294,556
TOTAL COMMON STOCKS
(Cost $431,999,703) 467,911,182
NO. OF
UNITS
UNITS - 0.0% (c)
Brazil - 0.0% (c)
Klabin SA (2)
(Cost $170,713) 43,200 163,196
SHARES
SHORT-TERM INVESTMENTS - 1.5%
INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment
Fund, 4.08% (1)(e)
(Cost $7,282,968) 7,288,363 7,285,447
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.8%
(Cost $439,453,384) 475,359,825
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.2% (f) 5,847,225
NET ASSETS - 100.0% 481,207,050
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,739,299 5.8%
Consumer Discretionary 55,262,485 11.5
Consumer Staples 29,448,600 6.1
Energy 44,958,291 9.3
Financials 83,656,185 17.4
Health Care 19,567,408 4.1
Industrials 39,529,867 8.2
Information Technology 74,633,287 15.5
Materials 62,617,567 13.0
Real Estate 7,998,265 1.7
Utilities 22,663,124 4.7
Investment Companies 7,285,447 1.5
Total Investments In Securities
At Value 475,359,825 98.8
Other Assets in Excess of
Liabilities (f) 5,847,225 1.2
Net Assets
$ 481,207,050 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $12,424,874, which represents 2.58%
of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $83,206, which represents 0.02% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2022, the value of these securities amounted to $1,517,142 or 0.32% of net assets.

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(e) Represents 7-day effective yield as of December 31, 2022.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 140 3/2023 USD $ 6,715,800 $ (72,415)
$ (72,415)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.6%
Aerospace & Defense - 2.6%
Howmet Aerospace, Inc.
15,217 599,702
Huntington Ingalls Industries, Inc.
13,502 3,114,641
Lockheed Martin Corp.
15,754 7,664,163
Northrop Grumman Corp.
13,114 7,155,130
18,533,636
Automobiles - 0.7%
Tesla, Inc. * 40,348 4,970,067
Banks - 0.5%
Bank of Hawaii Corp.
5,290 410,292
Commerce Bancshares, Inc.
12,973 883,055
Cullen/Frost Bankers, Inc.
3,291 440,007
First Republic Bank
4,040 492,436
FNB Corp.
15,623 203,880
M&T Bank Corp.
2,664 386,440
Wintrust Financial Corp.
7,954 672,272
3,488,382
Beverages - 3.5%
Coca-Cola Co. (The)
191,036 12,151,800
Constellation Brands, Inc., Class A
8,783 2,035,460
Molson Coors Beverage Co., Class
B 24,961 1,285,991
Monster Beverage Corp. *
11,632 1,180,997
PepsiCo, Inc.
43,656 7,886,893
24,541,141
Biotechnology - 3.2%
AbbVie, Inc.
63,772 10,306,193
Amgen, Inc.
24,720 6,492,461
Horizon Therapeutics plc *
29,570 3,365,066
Seagen, Inc. *
7,385 949,046
United Therapeutics Corp. *
4,772 1,327,046
22,439,812
Building Products - 0.6%
A O Smith Corp.
4,045 231,536
Builders FirstSource, Inc. *
8,120 526,826
Fortune Brands Innovations, Inc.
5,250 299,828
Masterbrand, Inc. *
5,250 39,637
Trane Technologies plc
16,727 2,811,641
3,909,468
Capital Markets - 2.7%
Ameriprise Financial, Inc.
7,144 2,224,427
BlackRock, Inc.
365 258,650
CME Group, Inc.
4,233 711,821
FactSet Research Systems, Inc.
1,562 626,690
Goldman Sachs Group, Inc. (The)
1,046 359,176
Intercontinental Exchange, Inc.
4,335 444,728
Jefferies Financial Group, Inc.
24,961 855,663
LPL Financial Holdings, Inc.
13,803 2,983,795
MarketAxess Holdings, Inc.
2,251 627,781
INVESTMENTS SHARES VALUE ($)
Capital Markets - 2.7% (continued)
Moody's Corp.
2,295 639,433
Morgan Stanley
63,842 5,427,847
MSCI, Inc.
5,391 2,507,731
Nasdaq, Inc.
11,442 701,967
S&P Global, Inc.
3,044 1,019,557
19,389,266
Chemicals - 2.1%
Air Products and Chemicals, Inc.
1,700 524,042
Albemarle Corp.
13,119 2,844,986
CF Industries Holdings, Inc.
17,173 1,463,140
Chemours Co. (The)
24,214 741,433
Corteva, Inc.
40,183 2,361,957
Ecolab, Inc.
1,707 248,471
Element Solutions, Inc.
38,953 708,555
FMC Corp.
6,321 788,861
Mosaic Co. (The)
37,682 1,653,109
Olin Corp.
28,898 1,529,860
Sherwin-Williams Co. (The)
7,860 1,865,414
Westlake Corp.
2,206 226,203
14,956,031
Commercial Services & Supplies - 0.6%
Cintas Corp.
5,774 2,607,654
Copart, Inc. *
17,360 1,057,050
Rollins, Inc.
14,763 539,440
4,204,144
Communications Equipment - 0.4%
Arista Networks, Inc. *
4,824 585,392
Cisco Systems, Inc.
18,696 890,678
Ubiquiti, Inc.
5,924 1,620,392
3,096,462
Construction & Engineering - 0.7%
AECOM
8,308 705,598
Quanta Services, Inc.
22,005 3,135,713
Valmont Industries, Inc.
2,618 865,694
4,707,005
Consumer Finance - 0.1%
Capital One Financial Corp.
3,365 312,810
OneMain Holdings, Inc.
11,245 374,571
687,381
Containers & Packaging - 0.2%
Avery Dennison Corp.
4,365 790,065
Crown Holdings, Inc.
4,346 357,285
Packaging Corp. of America
3,115 398,439
1,545,789

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Distributors - 0.1%
LKQ Corp.
10,484 559,950
Pool Corp.
759 229,469
789,419
Diversified Consumer Services - 0.1%
H&R Block, Inc. 17,949 655,318
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B * 62,977 19,453,595
Electric Utilities - 3.0%
American Electric Power Co., Inc.
59,552 5,654,462
Avangrid, Inc.
24,375 1,047,638
Edison International
3,598 228,905
Entergy Corp.
2,001 225,113
FirstEnergy Corp.
68,203 2,860,434
IDACORP, Inc.
11,157 1,203,282
NextEra Energy, Inc.
57,089 4,772,640
NRG Energy, Inc.
10,418 331,501
OGE Energy Corp.
94,351 3,731,582
Pinnacle West Capital Corp.
16,279 1,237,855
21,293,412
Electrical Equipment - 0.6%
AMETEK, Inc.
5,400 754,488
Eaton Corp. plc
20,081 3,151,713
Emerson Electric Co.
6,730 646,484
4,552,685
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A
13,224 1,006,875
Corning, Inc.
11,812 377,275
Jabil, Inc.
8,553 583,315
Keysight Technologies, Inc. *
1,638 280,213
TD SYNNEX Corp.
9,191 870,480
Zebra Technologies Corp., Class
A * 3,861 989,999
4,108,157
Energy Equipment & Services - 0.3%
Baker Hughes Co.
17,088 504,608
NOV, Inc.
25,084 524,005
Schlumberger Ltd. *
20,195 1,079,625
2,108,238
Entertainment - 0.2%
Electronic Arts, Inc.
6,096 744,809
Netflix, Inc. *
1,751 516,335
Take-Two Interactive Software,
Inc. * 3,311 344,775
1,605,919
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.
4,094 867,355
Digital Realty Trust, Inc.
3,200 320,864
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 0.5% (continued)
Mid-America Apartment
Communities, Inc. 10,260 1,610,717
Omega Healthcare Investors, Inc.
37,449 1,046,700
3,845,636
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings,
Inc. * 8,288 548,334
Casey's General Stores, Inc.
3,064 687,408
Costco Wholesale Corp.
6,245 2,850,842
Kroger Co. (The)
29,294 1,305,927
Walmart, Inc.
3,001 425,512
5,818,023
Food Products - 5.4%
Archer-Daniels-Midland Co.
19,439 1,804,911
Bunge Ltd.
11,017 1,099,166
Campbell Soup Co.
119,864 6,802,282
Flowers Foods, Inc.
73,110 2,101,181
General Mills, Inc.
97,637 8,186,863
Hershey Co. (The)
19,481 4,511,215
J M Smucker Co. (The)
34,314 5,437,397
Kellogg Co.
51,154 3,644,211
Kraft Heinz Co. (The)
54,765 2,229,483
Lamb Weston Holdings, Inc.
6,873 614,171
Post Holdings, Inc. *
15,988 1,443,077
Tyson Foods, Inc., Class A
5,543 345,052
38,219,009
Gas Utilities - 0.4%
Atmos Energy Corp.
9,639 1,080,243
National Fuel Gas Co.
27,297 1,727,900
2,808,143
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories
15,884 1,743,904
Align Technology, Inc. *
1,400 295,260
Boston Scientific Corp. *
17,375 803,941
Dexcom, Inc. *
27,010 3,058,612
Edwards Lifesciences Corp. *
9,810 731,924
Hologic, Inc. *
8,007 599,004
IDEXX Laboratories, Inc. *
5,587 2,279,273
Insulet Corp. *
4,343 1,278,536
Intuitive Surgical, Inc. *
3,924 1,041,233
Stryker Corp.
1,647 402,675
12,234,362
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.
14,181 2,349,933
Cardinal Health, Inc.
4,232 325,314
Cigna Corp.
12,313 4,079,789
CVS Health Corp.
22,698 2,115,227
Elevance Health, Inc.
4,484 2,300,157
HCA Healthcare, Inc.
6,500 1,559,740
Humana, Inc.
1,102 564,433

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 6.2% (continued)
McKesson Corp.
20,655 7,748,104
Molina Healthcare, Inc. *
4,912 1,622,041
UnitedHealth Group, Inc.
40,321 21,377,388
44,042,126
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A * 10,531 1,699,493
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. *
2,068 2,869,329
Domino's Pizza, Inc.
1,642 568,789
McDonald's Corp.
21,662 5,708,587
Starbucks Corp.
9,912 983,270
10,129,975
Household Durables - 0.2%
Garmin Ltd.
12,279 1,133,229
Tempur Sealy International, Inc.
14,032 481,718
1,614,947
Household Products - 1.7%
Colgate-Palmolive Co.
33,837 2,666,017
Kimberly-Clark Corp.
3,592 487,614
Procter & Gamble Co. (The)
50,365 7,633,320
Reynolds Consumer Products, Inc.
46,588 1,396,708
12,183,659
Industrial Conglomerates - 0.2%
Honeywell International, Inc. 5,345 1,145,433
Insurance - 4.0%
American Financial Group, Inc.
24,987 3,430,215
Arthur J Gallagher & Co.
7,060 1,331,092
Assured Guaranty Ltd.
38,258 2,381,943
Axis Capital Holdings Ltd.
32,452 1,757,925
Chubb Ltd.
16,196 3,572,838
Erie Indemnity Co., Class A
4,412 1,097,353
Everest Re Group Ltd.
5,939 1,967,412
Hanover Insurance Group, Inc.
(The) 17,866 2,414,232
Progressive Corp. (The)
21,600 2,801,736
Reinsurance Group of America,
Inc. 6,288 893,462
Travelers Cos., Inc. (The)
6,028 1,130,190
Unum Group
5,278 216,556
W R Berkley Corp.
47,745 3,464,855
White Mountains Insurance Group
Ltd. 1,357 1,919,246
28,379,055
Interactive Media & Services - 0.4%
Alphabet, Inc., Class A *
30,180 2,662,781
Meta Platforms, Inc., Class A *
1,967 236,709
2,899,490
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. * 20,560 1,727,040
INVESTMENTS SHARES VALUE ($)
IT Services - 2.1%
Accenture plc, Class A
16,959 4,525,340
Automatic Data Processing, Inc.
3,597 859,179
EPAM Systems, Inc. *
2,662 872,444
Fiserv, Inc. *
6,637 670,802
International Business Machines
Corp. 1,660 233,877
Mastercard, Inc., Class A
11,061 3,846,242
Visa, Inc., Class A
19,736 4,100,351
15,108,235
Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.
4,263 637,958
Bio-Rad Laboratories, Inc., Class
A * 2,173 913,725
Charles River Laboratories
International, Inc. * 4,581 998,200
Danaher Corp.
30,504 8,096,371
IQVIA Holdings, Inc. *
3,319 680,030
PerkinElmer, Inc.
6,856 961,348
Thermo Fisher Scientific, Inc.
19,433 10,701,559
22,989,191
Machinery - 1.4%
Caterpillar, Inc.
4,750 1,137,910
Cummins, Inc.
1,241 300,682
Deere & Co.
9,793 4,198,847
Illinois Tool Works, Inc.
7,323 1,613,257
PACCAR, Inc.
4,266 422,206
Parker-Hannifin Corp.
4,198 1,221,618
Xylem, Inc.
6,645 734,737
9,629,257
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.
36,034 1,369,292
Nucor Corp.
15,627 2,059,795
Reliance Steel & Aluminum Co.
3,454 699,228
Steel Dynamics, Inc.
12,307 1,202,394
5,330,709
Multiline Retail - 0.8%
Dollar General Corp.
13,481 3,319,696
Target Corp.
14,466 2,156,013
5,475,709
Multi-Utilities - 2.1%
Consolidated Edison, Inc.
98,025 9,342,763
Sempra Energy
37,411 5,781,496
15,124,259
Oil, Gas & Consumable Fuels - 11.5%
Cheniere Energy, Inc.
18,827 2,823,297
Chesapeake Energy Corp.
33,084 3,122,137
Chevron Corp.
58,444 10,490,114
ConocoPhillips
18,475 2,180,050
Devon Energy Corp.
175,847 10,816,349

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 11.5% (continued)
Diamondback Energy, Inc.
26,384 3,608,803
EOG Resources, Inc.
14,719 1,906,405
EQT Corp.
5,091 172,229
Exxon Mobil Corp.
238,302 26,284,711
HF Sinclair Corp.
7,759 402,614
Marathon Oil Corp.
329,886 8,930,014
Marathon Petroleum Corp.
10,789 1,255,732
Occidental Petroleum Corp.
63,784 4,017,754
Targa Resources Corp.
68,249 5,016,301
Valero Energy Corp.
3,245 411,661
81,438,171
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 14,828 3,678,975
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.
48,480 3,488,136
Eli Lilly & Co.
30,177 11,039,954
Johnson & Johnson
45,269 7,996,769
Merck & Co., Inc.
114,019 12,650,408
Pfizer, Inc.
74,461 3,815,381
Zoetis, Inc.
7,738 1,134,004
40,124,652
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp.
8,867 926,779
CoStar Group, Inc. *
29,300 2,264,304
FTI Consulting, Inc. *
8,376 1,330,109
Verisk Analytics, Inc.
4,134 729,320
5,250,512
Road & Rail - 1.0%
CSX Corp.
31,383 972,245
JB Hunt Transport Services, Inc.
4,187 730,045
Norfolk Southern Corp.
2,500 616,050
Old Dominion Freight Line, Inc.
11,852 3,363,361
Union Pacific Corp.
5,640 1,167,875
6,849,576
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. *
18,062 1,169,876
Analog Devices, Inc.
3,373 553,273
Applied Materials, Inc.
6,626 645,240
Broadcom, Inc.
3,826 2,139,231
Enphase Energy, Inc. *
2,626 695,785
First Solar, Inc. *
1,708 255,841
KLA Corp.
9,827 3,705,074
Lam Research Corp.
1,419 596,406
Monolithic Power Systems, Inc.
3,941 1,393,577
NVIDIA Corp.
15,468 2,260,494
QUALCOMM, Inc.
28,277 3,108,773
Skyworks Solutions, Inc.
3,632 330,984
Teradyne, Inc.
9,768 853,235
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 2.8% (continued)
Texas Instruments, Inc.
12,751 2,106,720
19,814,509
Software - 5.1%
Adobe, Inc. *
8,721 2,934,878
Autodesk, Inc. *
5,260 982,936
Cadence Design Systems, Inc. *
15,781 2,535,060
Fortinet, Inc. *
14,380 703,038
Gen Digital, Inc.
25,570 547,965
Intuit, Inc.
3,380 1,315,564
Microsoft Corp.
63,807 15,302,195
Oracle Corp.
3,442 281,349
Palo Alto Networks, Inc. *
3,219 449,179
Paycom Software, Inc. *
5,862 1,819,037
Paylocity Holding Corp. *
4,231 821,914
Salesforce, Inc. *
3,329 441,392
ServiceNow, Inc. *
11,738 4,557,513
Synopsys, Inc. *
9,326 2,977,699
Zscaler, Inc. *
2,599 290,828
35,960,547
Specialty Retail - 2.3%
AutoNation, Inc. *
16,751 1,797,382
AutoZone, Inc. *
572 1,410,655
Best Buy Co., Inc.
3,192 256,030
Dick's Sporting Goods, Inc.
13,709 1,649,056
Home Depot, Inc. (The)
6,141 1,939,696
Lowe's Cos., Inc.
18,011 3,588,512
O'Reilly Automotive, Inc. *
1,264 1,066,854
Penske Automotive Group, Inc.
5,891 677,053
Ross Stores, Inc.
2,920 338,924
TJX Cos., Inc. (The)
5,956 474,097
Tractor Supply Co.
7,711 1,734,744
Ulta Beauty, Inc. *
1,053 493,931
Williams-Sonoma, Inc.
5,353 615,167
16,042,101
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.
369,746 48,041,098
Dell Technologies, Inc., Class C
9,398 377,987
HP, Inc.
17,380 467,001
48,886,086
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *
4,803 1,538,785
NIKE, Inc., Class B
4,315 504,898
2,043,683
Tobacco - 1.1%
Altria Group, Inc.
83,287 3,807,049
Philip Morris International, Inc.
38,302 3,876,545
7,683,594

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.9%
Fastenal Co.
31,130 1,473,072
MSC Industrial Direct Co., Inc.,
Class A 3,123 255,149
United Rentals, Inc. *
6,146 2,184,411
Watsco, Inc.
3,619 902,579
WW Grainger, Inc.
2,686 1,494,087
6,309,298
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. * 26,655 3,731,700
TOTAL COMMON STOCKS
(Cost $443,896,488) 699,252,482
SHORT-TERM INVESTMENTS - 1.5%
INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment
Fund, 4.08% (a)
(Cost $10,993,680) 11,003,208 10,998,807
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.1%
(Cost $454,890,168) 710,251,289
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.1)% (b) (716,060)
NET ASSETS - 100.0% 709,535,229
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 8,237,109 1.2%
Consumer Discretionary 43,448,259 6.1
Consumer Staples 92,124,401 13.0
Energy 83,546,409 11.8
Financials 71,397,680 10.1
Health Care 143,529,637 20.2
Industrials 65,091,015 9.2
Information Technology 126,973,995 17.9
Materials 21,832,528 3.1
Real Estate 3,845,636 0.5
Utilities 39,225,813 5.5
Investment Companies 10,998,807 1.5
Total Investments In Securities
At Value 710,251,289 100.1
Liabilities in Excess of Other
Assets (b ) (716,060) (0.1)
Net Assets
$ 709,535,229 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents 7-day effective yield as of December 31, 2022.
(b) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 31 3/2023 USD $ 5,984,550 $ (212,013)
$ (212,013)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.6%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc. *
1,272 71,143
AeroVironment, Inc. *
1,047 89,686
AerSale Corp. *
7,162 116,168
Maxar Technologies, Inc.
4,188 216,687
Parsons Corp. *
5,885 272,181
765,865
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. *
10,981 285,287
Atlas Air Worldwide Holdings, Inc. *
3,760 379,008
Forward Air Corp.
2,143 224,779
Hub Group, Inc., Class A *
6,051 480,994
1,370,068
Auto Components - 0.6%
Dorman Products, Inc. *
886 71,651
Fox Factory Holding Corp. *
1,230 112,213
Gentherm, Inc. *
6,563 428,498
LCI Industries
790 73,036
Modine Manufacturing Co. *
3,048 60,533
Patrick Industries, Inc.
1,244 75,386
Visteon Corp. *
2,318 303,264
XPEL, Inc. *(a)
2,609 156,697
1,281,278
Automobiles - 0.0% (b)
Winnebago Industries, Inc. 1,098 57,865
Banks - 10.4%
ACNB Corp.
2,161 86,029
Amalgamated Financial Corp.
7,704 177,500
Amerant Bancorp, Inc.
8,046 215,955
Associated Banc-Corp.
3,081 71,140
BancFirst Corp.
12,314 1,085,849
Bancorp, Inc. (The) *
9,159 259,932
Bankwell Financial Group, Inc.
4,185 123,165
Banner Corp.
2,759 174,369
BayCom Corp.
5,640 107,047
BCB Bancorp, Inc.
10,795 194,202
Berkshire Hills Bancorp, Inc.
21,102 630,950
Byline Bancorp, Inc.
11,015 253,015
Cadence Bank
2,631 64,880
Capital City Bank Group, Inc.
2,090 67,925
Cathay General Bancorp
1,410 57,514
City Holding Co.
4,978 463,402
Coastal Financial Corp. *
5,727 272,147
Community Bank System, Inc.
1,624 102,231
Community Trust Bancorp, Inc.
2,376 109,130
ConnectOne Bancorp, Inc.
2,742 66,384
CrossFirst Bankshares, Inc. *
5,152 63,936
Customers Bancorp, Inc. *
3,559 100,862
CVB Financial Corp.
48,785 1,256,214
Dime Community Bancshares, Inc.
2,260 71,936
Eastern Bankshares, Inc.
15,677 270,428
INVESTMENTS SHARES VALUE ($)
Banks - 10.4% (continued)
Enterprise Financial Services Corp.
1,410 69,034
Equity Bancshares, Inc., Class A
7,849 256,427
Esquire Financial Holdings, Inc.
5,510 238,363
Farmers & Merchants Bancorp,
Inc. 8,496 230,921
First BanCorp
34,564 439,654
First Business Financial Services,
Inc. 5,550 202,853
First Commonwealth Financial
Corp. 5,869 81,990
First Financial Bankshares, Inc.
4,501 154,834
First Financial Corp.
3,510 161,741
First Foundation, Inc.
10,448 149,720
First Guaranty Bancshares, Inc.
3,434 80,527
First Internet Bancorp
8,042 195,260
First Interstate BancSystem, Inc.,
Class A 7,549 291,769
First Merchants Corp.
1,655 68,037
First Western Financial, Inc. *
1,825 51,374
Flushing Financial Corp.
17,949 347,852
Fulton Financial Corp.
9,705 163,335
FVCBankcorp, Inc. *
4,274 81,505
Great Southern Bancorp, Inc.
2,451 145,810
Hancock Whitney Corp.
23,139 1,119,696
Hanmi Financial Corp.
33,930 839,767
Heritage Financial Corp.
3,925 120,262
Home BancShares, Inc.
11,922 271,702
HomeStreet, Inc.
5,133 141,568
HomeTrust Bancshares, Inc.
7,178 173,492
Hope Bancorp, Inc.
11,025 141,230
Independent Bank Corp.
8,806 743,491
Independent Bank Group, Inc.
981 58,938
International Bancshares Corp.
4,965 227,198
Lakeland Financial Corp.
6,746 492,256
Metropolitan Bank Holding Corp. *
1,731 101,558
MVB Financial Corp.
3,402 74,912
NBT Bancorp, Inc.
7,240 314,361
Nicolet Bankshares, Inc. *
945 75,402
Northeast Bank
4,010 168,821
Northwest Bancshares, Inc.
17,415 243,462
OFG Bancorp
3,208 88,412
Old National Bancorp
25,883 465,376
Origin Bancorp, Inc.
6,543 240,128
Park National Corp.
2,088 293,886
Parke Bancorp, Inc.
1,434 29,741
PCB Bancorp
5,598 99,029
Peapack-Gladstone Financial
Corp. 5,456 203,072
Preferred Bank
2,485 185,431
QCR Holdings, Inc.
3,913 194,241
S&T Bancorp, Inc.
2,397 81,929
ServisFirst Bancshares, Inc.
15,347 1,057,562
Shore Bancshares, Inc.
6,968 121,452
Southside Bancshares, Inc.
2,996 107,826
SouthState Corp.
7,547 576,289
Stock Yards Bancorp, Inc.
7,567 491,704

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Banks - 10.4% (continued)
TriCo Bancshares
6,351 323,837
Triumph Financial, Inc. *
4,985 243,617
Trustmark Corp.
3,865 134,927
UMB Financial Corp.
4,284 357,800
United Bankshares, Inc.
14,160 573,338
United Community Banks, Inc.
4,257 143,887
Unity Bancorp, Inc.
5,484 149,878
Washington Federal, Inc.
8,502 285,242
WesBanco, Inc.
2,649 97,960
Westamerica Bancorp
6,534 385,571
21,997,399
Beverages - 1.3%
Celsius Holdings, Inc. *
9,290 966,531
Coca-Cola Consolidated, Inc.
1,363 698,347
MGP Ingredients, Inc.
4,923 523,709
National Beverage Corp. *
11,468 533,606
2,722,193
Biotechnology - 7.3%
ACADIA Pharmaceuticals, Inc. *
10,800 171,936
Adicet Bio, Inc. *
10,734 95,962
ADMA Biologics, Inc. *
73,150 283,822
Akero Therapeutics, Inc. *
5,615 307,702
Alkermes plc *
20,822 544,079
Amicus Therapeutics, Inc. *
27,633 337,399
AnaptysBio, Inc. *
5,714 177,077
Anavex Life Sciences Corp. *
20,655 191,265
Apellis Pharmaceuticals, Inc. *
17,190 888,895
Arcus Biosciences, Inc. *
5,273 109,046
Arcutis Biotherapeutics, Inc. *
6,849 101,365
Arrowhead Pharmaceuticals, Inc. *
3,075 124,722
Avid Bioservices, Inc. *
16,132 222,138
BioCryst Pharmaceuticals, Inc. *
19,140 219,727
Catalyst Pharmaceuticals, Inc. *
24,058 447,479
Celldex Therapeutics, Inc. *
6,718 299,421
Cerevel Therapeutics Holdings,
Inc. * 16,405 517,414
Chinook Therapeutics, Inc. *
15,152 396,982
Cogent Biosciences, Inc. *
11,738 135,691
Crinetics Pharmaceuticals, Inc. *
6,109 111,795
CTI BioPharma Corp. *
36,065 216,751
Cytokinetics, Inc. *
17,592 806,065
Day One Biopharmaceuticals, Inc.
* 9,474 203,881
Deciphera Pharmaceuticals, Inc. *
4,070 66,707
Design Therapeutics, Inc. *
4,402 45,165
Dynavax Technologies Corp. *
5,254 55,903
Enanta Pharmaceuticals, Inc. *
2,457 114,300
Enochian Biosciences, Inc. *
20,646 21,265
Fate Therapeutics, Inc. *
3,831 38,655
FibroGen, Inc. *
9,302 149,018
Foghorn Therapeutics, Inc. *
4,926 31,428
Geron Corp. *
85,424 206,726
Gossamer Bio, Inc. *
14,043 30,473
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.3% (continued)
Halozyme Therapeutics, Inc. *
18,798 1,069,606
ImmunoGen, Inc. *
26,176 129,833
Immunovant, Inc. *
4,905 87,064
Insmed, Inc. *
6,482 129,510
Intellia Therapeutics, Inc. *
2,744 95,738
Ironwood Pharmaceuticals, Inc. *
16,278 201,684
IVERIC bio, Inc. *
17,908 383,410
Karuna Therapeutics, Inc. *
5,214 1,024,551
Keros Therapeutics, Inc. *
2,123 101,947
Kezar Life Sciences, Inc. *
14,691 103,425
Kiniksa Pharmaceuticals Ltd.,
Class A * 4,114 61,628
Krystal Biotech, Inc. *
3,707 293,669
Madrigal Pharmaceuticals, Inc. *
1,873 543,638
MannKind Corp. *
38,474 202,758
Mirum Pharmaceuticals, Inc. *
11,388 222,066
PDL BioPharma, Inc. (3)*(c)
34,242 34,142
Point Biopharma Global, Inc. *
10,604 77,303
Prometheus Biosciences, Inc. *
9,748 1,072,280
Prothena Corp. plc (Ireland) *
2,153 129,718
PTC Therapeutics, Inc. *
10,011 382,120
Sage Therapeutics, Inc. *
2,760 105,266
Syndax Pharmaceuticals, Inc. *
9,592 244,116
Travere Therapeutics, Inc. *
13,015 273,705
Vaxcyte, Inc. *
11,409 547,062
Vera Therapeutics, Inc. *
6,187 119,718
Viridian Therapeutics, Inc. *
7,399 216,125
15,522,336
Building Products - 1.1%
AAON, Inc.
6,349 478,207
CSW Industrials, Inc.
2,595 300,838
Gibraltar Industries, Inc. *
4,161 190,907
Griffon Corp.
4,140 148,171
Simpson Manufacturing Co., Inc.
5,349 474,242
UFP Industries, Inc.
7,524 596,277
Zurn Elkay Water Solutions Corp.
5,457 115,415
2,304,057
Capital Markets - 1.5%
Artisan Partners Asset
Management, Inc., Class A 2,856 84,823
B Riley Financial, Inc.
7,873 269,257
Brightsphere Investment Group,
Inc. 9,045 186,146
Diamond Hill Investment Group,
Inc. 689 127,479
Donnelley Financial Solutions,
Inc. * 13,374 516,905
Focus Financial Partners, Inc.,
Class A * 4,686 174,647
Hamilton Lane, Inc., Class A
1,998 127,632
Houlihan Lokey, Inc.
3,031 264,182
Moelis & Co., Class A
3,390 130,074
PJT Partners, Inc., Class A
8,225 606,100

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.5% (continued)
Silvercrest Asset Management
Group, Inc., Class A 5,450 102,297
StoneX Group, Inc. *
3,131 298,384
Virtus Investment Partners, Inc.
1,122 214,796
3,102,722
Chemicals - 1.7%
AdvanSix, Inc.
8,544 324,843
American Vanguard Corp.
12,042 261,432
Balchem Corp.
923 112,707
Cabot Corp.
4,735 316,487
Hawkins, Inc.
8,503 328,216
HB Fuller Co.
4,454 318,995
Innospec, Inc.
3,153 324,318
Intrepid Potash, Inc. *
5,938 171,430
Kronos Worldwide, Inc.
12,114 113,872
Livent Corp. *
25,562 507,917
LSB Industries, Inc. *
21,106 280,710
Sensient Technologies Corp.
2,996 218,468
Stepan Co.
1,189 126,581
Valhi, Inc.
6,379 140,338
3,546,314
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc., Class
A * 8,498 673,976
CoreCivic, Inc., REIT *
13,733 158,754
Ennis, Inc.
3,807 84,363
GEO Group, Inc. (The) *
14,036 153,694
Heritage-Crystal Clean, Inc. *
3,322 107,899
Quad/Graphics, Inc. *
429 1,750
1,180,436
Communications Equipment - 1.5%
ADTRAN Holdings, Inc.
10,230 192,222
Aviat Networks, Inc. *
3,954 123,325
Calix, Inc. *
14,194 971,296
Clearfield, Inc. *
3,758 353,778
Digi International, Inc. *
8,206 299,929
Extreme Networks, Inc. *
39,556 724,270
Harmonic, Inc. *
17,810 233,311
NetScout Systems, Inc. *
7,715 250,815
3,148,946
Construction & Engineering - 2.2%
Ameresco, Inc., Class A *
11,281 644,596
Arcosa, Inc.
3,741 203,286
Comfort Systems USA, Inc.
5,627 647,555
Concrete Pumping Holdings, Inc. *
9,702 56,757
Construction Partners, Inc., Class
A * 7,283 194,383
Dycom Industries, Inc. *
4,642 434,491
EMCOR Group, Inc.
4,406 652,573
Fluor Corp. *
25,094 869,758
MYR Group, Inc. *
3,903 359,349
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.2% (continued)
NV5 Global, Inc. *
3,272 432,951
Sterling Infrastructure, Inc. *
5,513 180,827
4,676,526
Consumer Finance - 0.4%
Consumer Portfolio Services, Inc. *
12,647 111,926
Encore Capital Group, Inc. *
3,469 166,304
EZCORP, Inc., Class A *
15,046 122,625
Nelnet, Inc., Class A
4,627 419,900
820,755
Containers & Packaging - 0.3%
Greif, Inc., Class A
6,359 426,435
O-I Glass, Inc. *
6,220 103,065
529,500
Distributors - 0.1%
Funko, Inc., Class A *
7,032 76,719
Weyco Group, Inc.
2,079 43,992
120,711
Diversified Consumer Services - 0.4%
Carriage Services, Inc.
4,824 132,853
Laureate Education, Inc., Class A
39,196 377,066
Stride, Inc. *
8,723 272,855
Universal Technical Institute, Inc. *
20,707 139,151
921,925
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.
7,222 250,820
Jackson Financial, Inc., Class A
5,715 198,825
449,645
Diversified Telecommunication Services - 0.7%
Globalstar, Inc. *
258,270 343,499
IDT Corp., Class B *
5,434 153,076
Iridium Communications, Inc. *
18,639 958,045
Ooma, Inc. *
5,015 68,304
1,522,924
Electric Utilities - 1.0%
MGE Energy, Inc.
8,387 590,445
Otter Tail Corp.
14,307 839,964
Portland General Electric Co.
15,179 743,771
2,174,180
Electrical Equipment - 1.5%
Array Technologies, Inc. *
17,785 343,784
Atkore, Inc. *
6,701 760,027
Babcock & Wilcox Enterprises,
Inc. * 30,705 177,168
Bloom Energy Corp., Class A *
18,591 355,460
Encore Wire Corp.
1,892 260,264
Enovix Corp. *
12,448 154,853

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - 1.5% (continued)
NuScale Power Corp. *
31,645 324,678
Shoals Technologies Group, Inc.,
Class A * 16,902 416,972
SunPower Corp. *
12,310 221,949
Vicor Corp. *
1,200 64,500
3,079,655
Electronic Equipment, Instruments & Components - 1.3%
Advanced Energy Industries, Inc.
2,167 185,885
Arlo Technologies, Inc. *
16,710 58,652
Badger Meter, Inc.
3,605 393,053
Belden, Inc.
7,135 513,006
ePlus, Inc. *
2,935 129,962
Fabrinet (Thailand) *
1,990 255,158
Insight Enterprises, Inc. *
2,223 222,900
Methode Electronics, Inc.
3,694 163,903
Napco Security Technologies, Inc. *
4,475 122,973
Novanta, Inc. *
1,513 205,571
PC Connection, Inc.
3,074 144,171
Rogers Corp. *
1,006 120,056
Sanmina Corp. *
4,288 245,660
ScanSource, Inc. *
2,805 81,962
2,842,912
Energy Equipment & Services - 4.2%
Archrock, Inc.
19,684 176,762
Borr Drilling Ltd. (United Arab
Emirates) * 33,522 166,604
Cactus, Inc., Class A
7,674 385,695
ChampionX Corp.
13,468 390,437
Diamond Offshore Drilling, Inc. *
36,874 383,490
Helix Energy Solutions Group,
Inc. * 17,513 129,246
Helmerich & Payne, Inc.
18,262 905,247
Liberty Energy, Inc., Class A
21,189 339,236
Nabors Industries Ltd. *
2,105 326,001
NexTier Oilfield Solutions, Inc. *
54,511 503,682
Noble Corp. plc *
14,852 560,069
Patterson-UTI Energy, Inc.
45,611 768,089
RPC, Inc.
48,795 433,788
Select Energy Services, Inc., Class
A 20,973 193,791
Solaris Oilfield Infrastructure, Inc.,
Class A 8,663 86,024
TETRA Technologies, Inc. *
41,860 144,836
Tidewater, Inc. *
18,591 685,078
US Silica Holdings, Inc. *
16,722 209,025
Valaris Ltd. *
17,293 1,169,353
Weatherford International plc *
18,882 961,471
8,917,924
Equity Real Estate Investment Trusts (REITs) - 3.4%
Agree Realty Corp.
10,516 745,900
Alexander & Baldwin, Inc.
4,147 77,673
Apartment Investment and
Management Co., Class A 14,888 106,003
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.4% (continued)
Apple Hospitality REIT, Inc.
12,682 200,122
Armada Hoffler Properties, Inc.
11,066 127,259
Braemar Hotels & Resorts, Inc.
17,910 73,610
Broadstone Net Lease, Inc.
3,731 60,479
BRT Apartments Corp.
9,004 176,839
Centerspace
1,816 106,545
Chatham Lodging Trust
13,588 166,725
CTO Realty Growth, Inc.
12,921 236,196
Elme Communities
3,702 65,896
Equity Commonwealth
24,835 620,130
Farmland Partners, Inc.
15,156 188,844
Four Corners Property Trust, Inc.
5,926 153,661
Gladstone Land Corp.
3,128 57,399
Independence Realty Trust, Inc.
16,620 280,213
Indus Realty Trust, Inc.
1,511 95,933
Kite Realty Group Trust
10,111 212,836
LTC Properties, Inc.
6,428 228,387
National Health Investors, Inc.
1,611 84,126
NexPoint Residential Trust, Inc.
2,673 116,329
Phillips Edison & Co., Inc.
7,104 226,191
Physicians Realty Trust
22,555 326,371
PotlatchDeltic Corp.
3,535 155,505
Retail Opportunity Investments
Corp. 7,401 111,237
RPT Realty
6,152 61,766
Ryman Hospitality Properties, Inc.
5,030 411,353
Saul Centers, Inc.
3,820 155,398
SITE Centers Corp.
17,438 238,203
Tanger Factory Outlet Centers, Inc.
19,832 355,786
Terreno Realty Corp.
5,393 306,700
Urstadt Biddle Properties, Inc.,
Class A 14,369 272,292
Whitestone REIT
31,937 307,873
7,109,780
Food & Staples Retailing - 1.3%
Andersons, Inc. (The)
4,427 154,901
Chefs' Warehouse, Inc. (The) *
3,281 109,192
Ingles Markets, Inc., Class A
5,760 555,610
Natural Grocers by Vitamin
Cottage, Inc. 6,937 63,404
SpartanNash Co.
10,252 310,020
Sprouts Farmers Market, Inc. *
14,131 457,420
United Natural Foods, Inc. *
10,937 423,371
Weis Markets, Inc.
7,341 604,091
2,678,009
Food Products - 1.4%
Alico, Inc.
6,296 150,285
BRC, Inc., Class A *
18,007 110,023
Cal-Maine Foods, Inc.
12,149 661,513
Hostess Brands, Inc. *
34,659 777,748
Lancaster Colony Corp.
688 135,742
Seneca Foods Corp., Class A *
1,254 76,431
Simply Good Foods Co. (The) *
7,266 276,326

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food Products - 1.4% (continued)
SunOpta, Inc. (Canada) *
9,949 83,970
Tootsie Roll Industries, Inc.
6,684 284,538
TreeHouse Foods, Inc. *
6,334 312,773
2,869,349
Gas Utilities - 2.1%
Brookfield Infrastructure Corp.,
Class A (Canada) 1,406 54,693
Chesapeake Utilities Corp.
5,322 628,954
New Jersey Resources Corp.
17,007 843,887
Northwest Natural Holding Co.
6,054 288,110
ONE Gas, Inc.
13,440 1,017,677
Southwest Gas Holdings, Inc.
15,265 944,598
Spire, Inc.
8,893 612,372
4,390,291
Health Care Equipment & Supplies - 2.8%
Alphatec Holdings, Inc. *
20,249 250,075
AngioDynamics, Inc. *
4,736 65,215
AtriCure, Inc. *
4,543 201,618
Atrion Corp.
257 143,779
Axonics, Inc. *
4,271 267,066
Cutera, Inc. *
1,599 70,708
Glaukos Corp. *
2,261 98,760
Haemonetics Corp. *
5,921 465,687
Heska Corp. *
1,044 64,895
Inari Medical, Inc. *
3,961 251,761
Inspire Medical Systems, Inc. *
3,461 871,757
iRadimed Corp.
2,274 64,331
iRhythm Technologies, Inc. *
5,184 485,585
Lantheus Holdings, Inc. *
11,974 610,195
LeMaitre Vascular, Inc.
1,447 66,591
Merit Medical Systems, Inc. *
2,719 192,016
PROCEPT BioRobotics Corp. *
2,419 100,485
Shockwave Medical, Inc. *
5,058 1,039,975
STAAR Surgical Co. *
1,687 81,887
TransMedics Group, Inc. *
5,362 330,943
UFP Technologies, Inc. *
1,945 229,296
5,952,625
Health Care Providers & Services - 2.2%
Addus HomeCare Corp. *
4,847 482,228
Agiliti, Inc. *
5,634 91,891
AMN Healthcare Services, Inc. *
6,105 627,716
Apollo Medical Holdings, Inc. *
2,203 65,187
CorVel Corp. *
1,613 234,417
Cross Country Healthcare, Inc. *
15,230 404,661
Ensign Group, Inc. (The)
6,328 598,692
Fulgent Genetics, Inc. *
2,113 62,925
HealthEquity, Inc. *
3,024 186,399
ModivCare, Inc. *
1,915 171,833
National HealthCare Corp.
1,803 107,278
Option Care Health, Inc. *
26,841 807,646
Owens & Minor, Inc. *
11,767 229,810
Patterson Cos., Inc.
2,954 82,801
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.2% (continued)
Privia Health Group, Inc. *
14,845 337,130
R1 RCM, Inc. *
9,951 108,963
Select Medical Holdings Corp.
5,752 142,822
4,742,399
Health Care Technology - 0.6%
Allscripts Healthcare Solutions,
Inc. * 16,019 282,575
Computer Programs and Systems,
Inc. * 2,552 69,465
Evolent Health, Inc., Class A *
26,133 733,815
NextGen Healthcare, Inc. *
6,882 129,244
1,215,099
Hotels, Restaurants & Leisure - 1.9%
Bowlero Corp. *
27,336 368,489
Dave & Buster's Entertainment,
Inc. * 2,160 76,550
Everi Holdings, Inc. *
12,410 178,083
Golden Entertainment, Inc. *
7,326 273,992
Hilton Grand Vacations, Inc. *
6,992 269,472
Inspired Entertainment, Inc. *
8,746 110,812
Kura Sushi USA, Inc., Class A *
4,410 210,269
Light & Wonder, Inc. *
4,186 245,300
Monarch Casino & Resort, Inc. *
1,222 93,960
Papa John's International, Inc.
1,986 163,468
Red Rock Resorts, Inc., Class A
9,104 364,251
SeaWorld Entertainment, Inc. *
6,250 334,437
Target Hospitality Corp. *
30,792 466,191
Texas Roadhouse, Inc.
5,823 529,602
Wingstop, Inc.
2,347 322,994
Xponential Fitness, Inc., Class A *
4,263 97,751
4,105,621
Household Durables - 0.2%
Cavco Industries, Inc. *
295 66,744
Ethan Allen Interiors, Inc.
5,340 141,083
Green Brick Partners, Inc. *
9,202 222,964
Installed Building Products, Inc.
795 68,052
498,843
Household Products - 0.1%
Central Garden & Pet Co., Class
A * 3,326 119,071
Independent Power and Renewable Electricity Producers - 1.0%
Altus Power, Inc. *
15,678 102,221
Clearway Energy, Inc., Class C
29,443 938,348
Montauk Renewables, Inc. *
24,727 272,739
Ormat Technologies, Inc.
8,262 714,498
2,027,806
Insurance - 2.6%
American Equity Investment Life
Holding Co. 8,399 383,162
CNO Financial Group, Inc.
19,847 453,504

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 2.6% (continued)
Donegal Group, Inc., Class A
12,407 176,179
Genworth Financial, Inc., Class A *
44,714 236,537
HCI Group, Inc.
1,734 68,649
Horace Mann Educators Corp.
2,139 79,934
Kinsale Capital Group, Inc.
4,439 1,160,887
MBIA, Inc. *
10,912 140,219
Palomar Holdings, Inc. *
1,067 48,186
ProAssurance Corp.
4,101 71,645
RLI Corp.
10,607 1,392,381
Safety Insurance Group, Inc.
7,206 607,178
Selective Insurance Group, Inc.
5,243 464,582
Stewart Information Services Corp.
2,176 92,981
United Fire Group, Inc.
7,667 209,769
5,585,793
Interactive Media & Services - 0.1%
DHI Group, Inc. * 37,963 200,824
IT Services - 1.1%
CSG Systems International, Inc.
4,867 278,392
Edgio, Inc. *
44,711 50,523
EVERTEC, Inc.
3,230 104,587
ExlService Holdings, Inc. *
5,263 891,710
Hackett Group, Inc. (The)
8,568 174,530
Information Services Group, Inc.
14,691 67,579
International Money Express, Inc. *
9,898 241,214
Perficient, Inc. *
1,968 137,426
PFSweb, Inc.
11,023 67,792
TTEC Holdings, Inc.
4,738 209,088
Verra Mobility Corp., Class A *
7,465 103,241
2,326,082
Leisure Products - 0.5%
Acushnet Holdings Corp.
11,396 483,874
Malibu Boats, Inc., Class A *
1,859 99,085
MasterCraft Boat Holdings, Inc. *
3,895 100,764
Vista Outdoor, Inc. *
13,087 318,930
1,002,653
Life Sciences Tools & Services - 0.2%
CryoPort, Inc. *
4,724 81,961
Medpace Holdings, Inc. *
1,799 382,126
464,087
Machinery - 2.5%
Alamo Group, Inc.
1,547 219,055
Chart Industries, Inc. *
5,106 588,364
Columbus McKinnon Corp.
2,322 75,395
Energy Recovery, Inc. *
15,172 310,874
EnPro Industries, Inc.
733 79,670
Evoqua Water Technologies Corp.
* 15,658 620,057
Franklin Electric Co., Inc.
2,983 237,894
Greenbrier Cos., Inc. (The)
3,586 120,239
Kadant, Inc.
1,781 316,359
Lindsay Corp.
1,848 300,947
INVESTMENTS SHARES VALUE ($)
Machinery - 2.5% (continued)
Mueller Industries, Inc.
10,649 628,291
Omega Flex, Inc.
851 79,415
RBC Bearings, Inc. *
2,522 527,981
Shyft Group, Inc. (The)
12,746 316,866
SPX Technologies, Inc. *
2,896 190,122
Standex International Corp.
731 74,862
Titan International, Inc. *
24,655 377,715
Watts Water Technologies, Inc.,
Class A 1,376 201,212
5,265,318
Marine - 0.3%
Eagle Bulk Shipping, Inc.
6,131 306,182
Genco Shipping & Trading Ltd.
5,306 81,500
Matson, Inc.
3,091 193,219
580,901
Media - 0.4%
Entravision Communications Corp.,
Class A 17,942 86,122
John Wiley & Sons, Inc., Class A
3,231 129,434
Scholastic Corp.
4,251 167,744
TechTarget, Inc. *
8,191 360,895
744,195
Metals & Mining - 2.1%
Alpha Metallurgical Resources, Inc.
3,934 575,898
ATI, Inc. *
18,163 542,347
Commercial Metals Co.
15,907 768,308
Haynes International, Inc.
6,297 287,710
Hecla Mining Co.
19,446 108,120
Materion Corp.
1,995 174,583
Piedmont Lithium, Inc. *
1,170 51,503
Ramaco Resources, Inc.
9,204 80,903
Ryerson Holding Corp.
21,328 645,385
SunCoke Energy, Inc.
12,892 111,258
TimkenSteel Corp. *
15,007 272,677
Warrior Met Coal, Inc.
14,081 487,766
Worthington Industries, Inc.
4,697 233,488
4,339,946
Multiline Retail - 0.5%
Dillard's, Inc., Class A
3,236 1,045,875
Franchise Group, Inc.
4,771 113,645
1,159,520
Multi-Utilities - 0.4%
Avista Corp.
1,582 70,146
Black Hills Corp.
8,714 612,943
Unitil Corp.
2,570 131,995
815,084
Oil, Gas & Consumable Fuels - 10.7%
Amplify Energy Corp. *
28,146 247,403
Arch Resources, Inc.
4,013 573,016

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 10.7% (continued)
Ardmore Shipping Corp. (Ireland) *
9,751 140,512
Berry Corp.
11,289 90,312
California Resources Corp.
14,383 625,804
Callon Petroleum Co. *
3,979 147,581
Centrus Energy Corp., Class A *
3,116 101,208
Chord Energy Corp.
6,947 950,419
Civitas Resources, Inc.
12,849 744,343
CNX Resources Corp. *
30,619 515,624
Comstock Resources, Inc.
41,149 564,153
CONSOL Energy, Inc.
12,663 823,095
CVR Energy, Inc.
20,907 655,225
Delek US Holdings, Inc.
12,553 338,931
Denbury, Inc. *
8,159 709,996
DHT Holdings, Inc.
21,206 188,309
Dorian LPG Ltd.
21,208 401,892
Earthstone Energy, Inc., Class A *
21,229 302,089
Equitrans Midstream Corp.
9,621 64,461
FLEX LNG Ltd. (Norway)
4,211 137,658
Frontline Ltd. (Norway)
18,761 227,759
Golar LNG Ltd. (Cameroon) *
15,761 359,193
Green Plains, Inc. *
10,765 328,332
Gulfport Energy Corp. *
7,198 530,061
HighPeak Energy, Inc.
18,668 426,937
International Seaways, Inc.
13,356 494,439
Kinetik Holdings, Inc.
18,228 602,982
Kosmos Energy Ltd. (Ghana) *
85,190 541,808
Laredo Petroleum, Inc. *
1,021 52,500
Magnolia Oil & Gas Corp., Class A
42,426 994,890
Matador Resources Co.
25,497 1,459,448
Murphy Oil Corp.
24,495 1,053,530
NACCO Industries, Inc., Class A
5,612 213,256
NextDecade Corp. *
46,246 228,455
Nordic American Tankers Ltd.
45,008 137,724
Northern Oil and Gas, Inc.
12,701 391,445
Par Pacific Holdings, Inc. *
2,981 69,308
PBF Energy, Inc., Class A
21,815 889,616
Peabody Energy Corp. *
28,263 746,708
Permian Resources Corp.
70,238 660,237
Ranger Oil Corp.
12,113 489,729
Ring Energy, Inc. *
25,943 63,820
SandRidge Energy, Inc. *
12,279 209,111
Scorpio Tankers, Inc. (Monaco)
13,905 747,672
SFL Corp. Ltd. (Norway)
6,497 59,902
SilverBow Resources, Inc. *
5,665 160,206
SM Energy Co.
25,744 896,664
Talos Energy, Inc. *
10,001 188,819
Teekay Corp. *
14,537 65,998
Teekay Tankers Ltd., Class A
(Canada) * 6,112 188,311
Tellurian, Inc. *
75,251 126,422
Uranium Energy Corp. *
60,116 233,250
VAALCO Energy, Inc.
37,345 170,293
Vertex Energy, Inc. *
14,806 91,797
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 10.7% (continued)
W&T Offshore, Inc. *
19,010 106,076
22,528,729
Paper & Forest Products - 0.2%
Clearwater Paper Corp. *
4,845 183,190
Sylvamo Corp.
4,548 220,987
404,177
Personal Products - 0.7%
Edgewell Personal Care Co.
6,548 252,360
elf Beauty, Inc. *
13,598 751,969
Inter Parfums, Inc.
3,336 321,991
Veru, Inc. *
15,799 83,419
1,409,739
Pharmaceuticals - 2.4%
Aclaris Therapeutics, Inc. *
9,411 148,223
Amphastar Pharmaceuticals, Inc. *
17,113 479,506
Axsome Therapeutics, Inc. *
7,036 542,687
Cassava Sciences, Inc. *
3,712 109,653
Corcept Therapeutics, Inc. *
15,406 312,896
DICE Therapeutics, Inc. *
1,992 62,151
Evolus, Inc. *
8,508 63,895
Harmony Biosciences Holdings,
Inc. * 11,929 657,288
Innoviva, Inc. *
6,780 89,835
Intra-Cellular Therapies, Inc. *
16,221 858,415
Liquidia Corp. *
37,041 235,951
Pacira BioSciences, Inc. *
3,294 127,181
Prestige Consumer Healthcare,
Inc. * 14,026 878,028
Revance Therapeutics, Inc. *
7,296 134,684
SIGA Technologies, Inc.
15,759 115,986
Supernus Pharmaceuticals, Inc. *
3,747 133,656
Ventyx Biosciences, Inc. *
5,289 173,426
5,123,461
Professional Services - 1.9%
ASGN, Inc. *
6,739 549,094
Barrett Business Services, Inc.
1,084 101,116
CBIZ, Inc. *
11,030 516,756
CRA International, Inc.
2,632 322,236
Exponent, Inc.
2,525 250,202
Franklin Covey Co. *
6,416 300,076
Huron Consulting Group, Inc. *
5,722 415,417
ICF International, Inc.
3,372 333,997
Insperity, Inc.
4,904 557,094
Kforce, Inc.
1,699 93,156
Korn Ferry
1,155 58,466
Red Violet, Inc. *
802 18,462
Resources Connection, Inc.
10,942 201,114
TriNet Group, Inc. *
2,850 193,230
3,910,416

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - 0.2%
St Joe Co. (The)
12,871 497,464
Stratus Properties, Inc.
558 10,764
508,228
Road & Rail - 0.7%
ArcBest Corp.
2,349 164,524
Covenant Logistics Group, Inc.
5,720 197,741
Daseke, Inc. *
14,775 84,070
Marten Transport Ltd.
13,081 258,742
PAM Transportation Services, Inc. *
5,587 144,703
Saia, Inc. *
2,913 610,798
Universal Logistics Holdings, Inc.
2,937 98,213
1,558,791
Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor
Ltd. * 8,947 255,616
Amkor Technology, Inc.
25,756 617,629
Axcelis Technologies, Inc. *
5,666 449,654
Cohu, Inc. *
3,568 114,354
Diodes, Inc. *
3,546 269,992
FormFactor, Inc. *
8,834 196,380
Impinj, Inc. *
3,272 357,237
MACOM Technology Solutions
Holdings, Inc. * 14,251 897,528
Onto Innovation, Inc. *
1,916 130,460
PDF Solutions, Inc. *
10,521 300,059
Photronics, Inc. *
10,387 174,813
Power Integrations, Inc.
1,637 117,406
Rambus, Inc. *
20,045 718,012
Silicon Laboratories, Inc. *
684 92,798
Transphorm, Inc. *
13,141 71,487
Ultra Clean Holdings, Inc. *
4,617 153,054
Veeco Instruments, Inc. *
10,345 192,210
5,108,689
Software - 1.8%
A10 Networks, Inc.
25,073 416,964
Alarm.com Holdings, Inc. *
2,136 105,689
Altair Engineering, Inc., Class A *
2,797 127,180
Appfolio, Inc., Class A *
6,147 647,771
Blackline, Inc. *
3,156 212,304
Box, Inc., Class A *
19,251 599,284
CommVault Systems, Inc. *
1,205 75,722
Instructure Holdings, Inc. *
3,548 83,165
Q2 Holdings, Inc. *
2,491 66,933
Qualys, Inc. *
5,350 600,430
SPS Commerce, Inc. *
3,625 465,559
Tenable Holdings, Inc. *
4,040 154,126
Varonis Systems, Inc. *
3,057 73,185
Verint Systems, Inc. *
3,491 126,653
Zeta Global Holdings Corp., Class
A * 13,375 109,274
3,864,239
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.
5,059 265,800
Asbury Automotive Group, Inc. *
1,031 184,807
Buckle, Inc. (The)
5,074 230,106
Build-A-Bear Workshop, Inc. *
6,434 153,386
Caleres, Inc.
7,502 167,144
Destination XL Group, Inc. *
26,625 179,719
EVgo, Inc. *
13,696 61,221
Genesco, Inc. *
4,199 193,238
Group 1 Automotive, Inc.
618 111,469
MarineMax, Inc. *
2,817 87,947
Murphy USA, Inc.
4,803 1,342,631
National Vision Holdings, Inc. *
1,621 62,830
ODP Corp. (The) *
8,720 397,109
Shoe Carnival, Inc.
6,964 166,509
Signet Jewelers Ltd.
2,892 196,656
Sonic Automotive, Inc., Class A
5,550 273,448
4,074,020
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. *
11,403 303,206
Super Micro Computer, Inc. *
7,735 635,043
938,249
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc.
9,939 320,533
Oxford Industries, Inc.
3,027 282,056
602,589
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc. *
1,612 61,611
Columbia Financial, Inc. *
16,667 360,341
Enact Holdings, Inc.
2,645 63,797
Greene County Bancorp, Inc.
3,664 210,387
Hingham Institution For Savings
The 319 88,031
Kearny Financial Corp.
10,442 105,986
Merchants Bancorp
7,762 188,772
Mr Cooper Group, Inc. *
25,130 1,008,467
Northfield Bancorp, Inc.
5,976 94,002
PennyMac Financial Services, Inc.
10,469 593,174
Provident Financial Services, Inc.
7,545 161,161
Southern Missouri Bancorp, Inc.
2,890 132,449
Walker & Dunlop, Inc.
4,938 387,534
Waterstone Financial, Inc.
7,804 134,541
WSFS Financial Corp.
1,366 61,934
3,652,187
Tobacco - 0.4%
Universal Corp.
9,679 511,148
Vector Group Ltd.
31,228 370,364
881,512

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 3.1%
Applied Industrial Technologies,
Inc. 4,862 612,758
Beacon Roofing Supply, Inc. *
4,115 217,231
BlueLinx Holdings, Inc. *
3,628 257,987
Boise Cascade Co.
10,240 703,181
Custom Truck One Source, Inc. *
11,451 72,370
GATX Corp.
5,629 598,588
Global Industrial Co.
8,387 197,346
GMS, Inc. *
2,004 99,799
Herc Holdings, Inc.
3,263 429,313
Hudson Technologies, Inc. *
25,425 257,301
McGrath RentCorp
2,693 265,907
MRC Global, Inc. *
9,353 108,308
NOW, Inc. *
15,832 201,066
Rush Enterprises, Inc., Class A
10,302 538,588
Textainer Group Holdings Ltd.
(China) 13,278 411,751
Titan Machinery, Inc. *
3,211 127,573
Transcat, Inc. *
1,511 107,085
Triton International Ltd.
10,499 722,121
Veritiv Corp.
5,834 710,056
6,638,329
Water Utilities - 0.7%
American States Water Co.
8,203 759,188
Artesian Resources Corp., Class A
2,932 171,757
Cadiz, Inc. *
10,859 27,147
California Water Service Group
6,613 401,012
Middlesex Water Co.
1,343 105,654
1,464,758
Wireless Telecommunication Services - 0.1%
Gogo, Inc. * 19,856 293,075
TOTAL COMMON STOCKS
(Cost $164,158,847) 204,210,620
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment
Fund, 4.08% (d)
(Cost $6,678,994) 6,684,540 6,681,866
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $170,837,841) 210,892,486
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (e) 478,914
NET ASSETS - 100.0% 211,371,400
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,761,018 1.3%
Consumer Discretionary 13,825,023 6.5
Consumer Staples 10,679,873 5.1
Energy 31,446,653 14.9
Financials 35,608,502 16.9
Health Care 33,020,007 15.6
Industrials 31,330,362 14.8
Information Technology 18,229,118 8.6
Materials 8,819,937 4.2
Real Estate 7,618,008 3.6
Utilities 10,872,119 5.1
Investment Companies 6,681,866 3.2
Total Investments In Securities
At Value 210,892,486 99.8
Other Assets in Excess of
Liabilities (e ) 478,914 0.2
Net Assets
$ 211,371,400 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2022, the value of these securities amounted to $156,697 or 0.07% of net assets.
(b) Represents less than 0.05% of net assets.

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(c) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $34,142, which represents 0.02% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2022.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 57 3/2023 USD $ 5,047,065 $ (179,841)
$ (179,841)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.2%
Australia - 8.4%
BHP Group Ltd. 183,384 5,680,677
Brambles Ltd. 74,521 611,117
Coles Group Ltd. 79,102 896,671
Commonwealth Bank of Australia 35,005 2,431,267
Fortescue Metals Group Ltd. 186,854 2,611,687
Glencore plc 503,427 3,357,178
Goodman Group, REIT 99,438 1,169,426
Macquarie Group Ltd. 8,640 975,356
Mineral Resources Ltd. 10,393 545,180
National Australia Bank Ltd. 150,335 3,052,342
REA Group Ltd. 7,903 594,357
Rio Tinto plc 2,167 152,522
Santos Ltd. 37,616 185,003
South32 Ltd. 91,767 251,591
Suncorp Group Ltd. 65,290 532,036
Treasury Wine Estates Ltd. 72,656 671,226
Wesfarmers Ltd. 51,726 1,613,194
WiseTech Global Ltd. 7,466 256,774
Woodside Energy Group Ltd. 123,025 2,979,445
Woolworths Group Ltd. 44,412 1,014,167
29,581,216
—
Belgium - 0.1%
Anheuser-Busch InBev SA/NV 3,202 192,860
Elia Group SA/NV 1,138 161,781
354,641
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 9,333 364,635
Canada - 14.8%
Alimentation Couche-Tard, Inc. (1) 10,596 465,629
AltaGas Ltd. (1) 14,355 247,873
ARC Resources Ltd. (1) 7,110 95,833
Bank of Montreal (1) 28,183 2,553,122
Cameco Corp. (1) 39,996 906,556
Canadian National Railway Co. (1) 10,461 1,242,649
Canadian Natural Resources Ltd.
(1) 83,217 4,621,186
Canadian Pacific Railway Ltd. (1) 41,788 3,115,582
Canadian Utilities Ltd., Class A (1) 74,110 2,006,006
Cenovus Energy, Inc. (1) 166,991 3,239,921
Constellation Software, Inc. (1) 892 1,392,653
Dollarama, Inc. (1) 9,861 576,730
Emera, Inc. (1) 5,997 229,206
Empire Co. Ltd., Class A (1) 8,679 228,577
Enbridge, Inc. (1) 16,412 641,450
Fairfax Financial Holdings Ltd. (1) 409 242,280
Fortis, Inc. (1) 48,908 1,957,042
Franco-Nevada Corp. (1) 3,781 515,406
George Weston Ltd. (1) 14,219 1,764,143
Hydro One Ltd. (1)(a) 46,147 1,236,153
Imperial Oil Ltd. (1) 46,898 2,284,286
Intact Financial Corp. (1) 13,298 1,914,264
Loblaw Cos. Ltd. (1) 17,212 1,521,876
Manulife Financial Corp. (1) 13,396 238,932
Metro, Inc. (1) 4,358 241,299
National Bank of Canada (1) 35,864 2,416,450
Northland Power, Inc. (1) 3,741 102,587
INVESTMENTS SHARES VALUE ($)
Canada - 14.8% (continued)
Nutrien Ltd. (1) 25,261 1,844,202
Restaurant Brands International,
Inc. (1) 1,578 102,057
Ritchie Bros Auctioneers, Inc. (1) 2,252 130,080
Royal Bank of Canada (1) 44,768 4,208,986
Saputo, Inc. (1) 4,234 104,818
Suncor Energy, Inc. (1) 30,534 968,564
Teck Resources Ltd., Class B (1) 21,752 822,046
Thomson Reuters Corp. (1) 22,200 2,532,505
Toronto-Dominion Bank (The) (1) 48,287 3,126,530
Tourmaline Oil Corp. (1) 15,478 780,987
WSP Global, Inc. (1) 12,849 1,490,731
52,109,197
—
China - 0.6%
BOC Hong Kong Holdings Ltd. 374,500 1,271,352
Budweiser Brewing Co. APAC Ltd.
(a) 201,000 628,325
Wilmar International Ltd. 37,800 117,761
2,017,438
—
Denmark - 3.4%
AP Moller - Maersk A/S, Class B 514 1,150,643
DSV A/S 10,852 1,716,105
Genmab A/S * 3,217 1,360,131
Novo Nordisk A/S, Class B 46,510 6,316,781
Orsted A/S (a) 12,740 1,151,768
Tryg A/S 9,825 233,497
11,928,925
—
Finland - 1.7%
Elisa OYJ 24,684 1,308,379
Neste OYJ 22,459 1,035,741
Nordea Bank Abp 62,777 672,464
Orion OYJ, Class B 11,884 651,518
Sampo OYJ, Class A 32,460 1,695,370
UPM-Kymmene OYJ 21,381 800,107
6,163,579
—
France - 8.1%
Air Liquide SA 6,233 884,684
Capgemini SE 1,863 311,449
Carrefour SA 17,185 287,436
Dassault Systemes SE 10,725 385,667
Hermes International 3,055 4,728,690
Legrand SA 2,988 239,583
L'Oreal SA 6,501 2,327,994
LVMH Moet Hennessy Louis
Vuitton SE 10,438 7,595,662
Orange SA 513,324 5,093,263
Safran SA 1,824 228,463
Sanofi 14,049 1,354,697
Sartorius Stedim Biotech 1,282 416,609
Teleperformance 1,125 268,949
Thales SA 2,844 363,375
TotalEnergies SE 58,805 3,691,378
Vivendi SE 46,477 443,992
28,621,891
—

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 3.7%
Bayer AG (Registered) 32,976 1,697,278
Commerzbank AG * 82,401 770,418
Deutsche Boerse AG 3,986 686,350
Deutsche Lufthansa AG
(Registered) * 26,164 215,672
Deutsche Telekom AG (Registered) 85,796 1,707,048
Hannover Rueck SE 3,192 629,806
Merck KGaA 10,258 1,979,183
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,804 2,200,896
Rheinmetall AG 3,009 599,020
RWE AG 38,843 1,717,161
Siemens Energy AG 23,876 448,299
Symrise AG 4,418 479,817
13,130,948
—
Hong Kong - 0.6%
AIA Group Ltd. 32,600 360,015
CK Asset Holdings Ltd. 29,000 177,862
Hong Kong Exchanges & Clearing
Ltd. 3,400 146,099
Sino Land Co. Ltd. 132,000 164,642
Swire Pacific Ltd., Class A 14,500 127,105
Techtronic Industries Co. Ltd. 100,000 1,110,684
2,086,407
—
Italy - 0.9%
Ferrari NV 10,210 2,189,418
Prysmian SpA 9,142 339,676
UniCredit SpA 38,998 553,365
3,082,459
—
Japan - 21.3%
Ajinomoto Co., Inc. 16,600 507,351
ANA Holdings, Inc. * 5,000 105,890
Bandai Namco Holdings, Inc. 10,400 651,866
Canon, Inc. 23,900 517,293
Central Japan Railway Co. 4,400 540,230
Chiba Bank Ltd. (The) 65,900 480,816
Chugai Pharmaceutical Co. Ltd. 62,300 1,589,072
Daiichi Sankyo Co. Ltd. 103,000 3,315,230
Daikin Industries Ltd. 6,000 910,282
Denso Corp. 2,000 98,080
East Japan Railway Co. 7,600 432,880
ENEOS Holdings, Inc. 331,900 1,130,258
Fast Retailing Co. Ltd. 2,500 1,521,334
Fujitsu Ltd. 5,900 786,574
Hamamatsu Photonics KK 2,500 119,319
Hankyu Hanshin Holdings, Inc. 39,400 1,167,328
Hitachi Ltd. 2,400 120,759
Honda Motor Co. Ltd. 23,300 531,450
Hoya Corp. 13,800 1,321,744
Idemitsu Kosan Co. Ltd. 4,600 107,693
Inpex Corp. 112,900 1,213,158
Isuzu Motors Ltd. 8,500 98,539
ITOCHU Corp. 90,300 2,832,961
Japan Post Bank Co. Ltd. 151,500 1,298,802
Japan Post Holdings Co. Ltd. 265,600 2,234,747
Japan Post Insurance Co. Ltd. 99,500 1,749,919
INVESTMENTS SHARES VALUE ($)
Japan - 21.3% (continued)
Japan Tobacco, Inc. 176,400 3,556,266
Kansai Electric Power Co., Inc.
(The) 32,500 315,603
KDDI Corp. 14,900 451,871
Keyence Corp. 1,860 722,135
Kikkoman Corp. 7,600 400,038
Kintetsu Group Holdings Co. Ltd. 32,500 1,073,029
Kirin Holdings Co. Ltd. 23,100 352,077
Konami Group Corp. 2,600 117,943
Kyowa Kirin Co. Ltd. 5,800 132,843
Marubeni Corp. 95,500 1,094,043
Mazda Motor Corp. 14,500 108,693
Mitsubishi Corp. 51,800 1,681,676
Mitsubishi Estate Co. Ltd. 62,600 810,894
Mitsubishi HC Capital, Inc. 429,200 2,111,042
Mitsubishi Heavy Industries Ltd. 6,600 260,809
Mitsui & Co. Ltd. 37,100 1,080,564
Mitsui Fudosan Co. Ltd. 57,300 1,047,271
Mitsui OSK Lines Ltd. 8,300 207,399
Mizuho Financial Group, Inc. 46,500 655,106
MonotaRO Co. Ltd. 15,800 222,557
Murata Manufacturing Co. Ltd. 2,000 98,630
Nexon Co. Ltd. 10,900 244,713
Nintendo Co. Ltd. 34,200 1,437,993
Nippon Prologis REIT, Inc., REIT 55 128,952
Nippon Steel Corp. 37,800 655,873
Nippon Telegraph & Telephone
Corp. 71,600 2,041,925
Nippon Yusen KK 112,600 2,655,181
Nissan Chemical Corp. 6,200 270,365
Nissin Foods Holdings Co. Ltd. 19,500 1,544,292
Nitori Holdings Co. Ltd. 2,600 339,723
Nomura Real Estate Holdings, Inc. 36,600 782,610
Nomura Research Institute Ltd. 36,250 861,805
NTT Data Corp. 12,500 182,159
Obic Co. Ltd. 9,100 1,335,963
Olympus Corp. 67,800 1,195,829
Oriental Land Co. Ltd. 4,900 713,068
Osaka Gas Co. Ltd. 8,100 130,516
Pan Pacific International Holdings
Corp. 10,500 195,028
Panasonic Holdings Corp. 23,000 192,487
Recruit Holdings Co. Ltd. 16,400 513,352
Renesas Electronics Corp. * 64,400 569,184
Resona Holdings, Inc. 114,600 629,431
Seven & i Holdings Co. Ltd. 2,900 124,283
Shimadzu Corp. 12,500 353,874
Shimano, Inc. 1,100 173,821
Shionogi & Co. Ltd. 3,900 194,583
Shiseido Co. Ltd. 3,600 176,449
SMC Corp. 300 125,266
SoftBank Group Corp. 9,100 384,866
Sony Group Corp. 6,400 487,818
Subaru Corp. 48,700 737,322
Sumitomo Mitsui Financial Group,
Inc. 134,100 5,395,171
Suntory Beverage & Food Ltd. 19,300 657,207
Taisei Corp. 30,900 996,377
Takeda Pharmaceutical Co. Ltd. 26,000 812,414
TDK Corp. 3,000 97,601

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 21.3% (continued)
Terumo Corp. 10,200 289,176
Tobu Railway Co. Ltd. 28,400 662,430
Tokyo Electric Power Co. Holdings,
Inc. * 115,000 414,163
Tokyo Electron Ltd. 1,700 499,509
Tokyo Gas Co. Ltd. 59,400 1,163,040
Toshiba Corp. 6,300 218,921
Toyota Motor Corp. 107,500 1,466,574
Unicharm Corp. 4,000 153,145
USS Co. Ltd. 20,000 317,342
West Japan Railway Co. 10,000 434,193
Yakult Honsha Co. Ltd. 7,900 514,271
Yamaha Corp. 5,000 185,539
75,539,868
—
Luxembourg - 0.1%
Eurofins Scientific SE 6,661 478,248
Netherlands - 4.8%
Adyen NV *(a) 102 141,601
Aegon NV 107,848 546,431
Argenx SE * 2,793 1,048,509
ASML Holding NV 2,072 1,129,762
JDE Peet's NV 14,771 427,249
Koninklijke DSM NV 7,062 867,176
Koninklijke KPN NV 35,339 109,383
NN Group NV 22,469 918,807
OCI NV 8,606 307,686
Shell plc 302,478 8,527,102
Wolters Kluwer NV 26,026 2,723,239
16,746,945
—
Norway - 1.7%
Aker BP ASA 6,839 212,576
DNB Bank ASA 66,648 1,316,306
Equinor ASA 80,202 2,882,483
Norsk Hydro ASA 122,769 917,375
Orkla ASA 72,039 519,929
Salmar ASA 2,959 116,041
5,964,710
—
Portugal - 0.1%
EDP - Energias de Portugal SA 63,197 315,025
Singapore - 1.8%
DBS Group Holdings Ltd. 63,400 1,604,755
Keppel Corp. Ltd. 98,600 534,726
Oversea-Chinese Banking Corp.
Ltd. 78,700 715,858
Singapore Exchange Ltd. 186,700 1,248,442
Singapore Telecommunications Ltd. 603,800 1,157,662
STMicroelectronics NV 10,182 361,828
United Overseas Bank Ltd. 26,000 595,552
UOL Group Ltd. 22,700 114,131
6,332,954
—
South Africa - 0.6%
Anglo American plc 49,941 1,955,684
INVESTMENTS SHARES VALUE ($)
Spain - 2.2%
Acciona SA 3,211 590,926
Enagas SA 78,214 1,300,583
Ferrovial SA 6,756 176,891
Iberdrola SA 199,210 2,325,478
Naturgy Energy Group SA 38,507 1,000,760
Red Electrica Corp. SA 14,221 247,277
Repsol SA 126,503 2,013,551
7,655,466
—
Sweden - 1.3%
Atlas Copco AB, Class A 11,660 138,152
Epiroc AB, Class A 6,823 124,241
Hexagon AB, Class B 113,687 1,192,019
Investor AB, Class B 67,778 1,226,846
Nibe Industrier AB, Class B 55,516 518,174
Sandvik AB 11,786 212,992
Skandinaviska Enskilda Banken
AB, Class A 64,383 741,233
Svenska Cellulosa AB SCA, Class
B 7,603 96,290
Svenska Handelsbanken AB, Class
A 28,497 286,908
4,536,855
—
Switzerland - 3.6%
ABB Ltd. (Registered) 15,847 482,977
Baloise Holding AG (Registered) 705 108,716
Chocoladefabriken Lindt &
Spruengli AG 16 163,041
Cie Financiere Richemont SA
(Registered) 803 104,117
EMS-Chemie Holding AG
(Registered) 821 556,064
Geberit AG (Registered) 408 192,609
Givaudan SA (Registered) 370 1,133,276
Kuehne + Nagel International AG
(Registered) 3,519 818,107
Lonza Group AG (Registered) 2,409 1,182,519
Novartis AG (Registered) 35,716 3,232,206
Partners Group Holding AG 1,556 1,377,813
Sika AG (Registered) 4,942 1,188,073
UBS Group AG (Registered) 71,751 1,333,580
Zurich Insurance Group AG 1,902 909,303
12,782,401
—
United Kingdom - 12.8%
Ashtead Group plc 34,318 1,949,427
AstraZeneca plc 51,931 7,027,270
Auto Trader Group plc (a) 29,518 183,819
Aviva plc 129,147 685,079
BAE Systems plc 140,247 1,448,528
BP plc 843,622 4,867,649
British American Tobacco plc 201,166 7,957,755
Bunzl plc 17,175 571,415
Compass Group plc 19,750 456,068
Croda International plc 4,518 359,536
Diageo plc 45,696 2,000,200
Experian plc 5,258 178,080
HSBC Holdings plc 730,181 4,525,325
Imperial Brands plc 170,644 4,250,936

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 12.8% (continued)
JD Sports Fashion plc 202,530 307,770
London Stock Exchange Group plc 10,939 939,892
NatWest Group plc 413,850 1,319,863
Pearson plc 48,547 548,184
Phoenix Group Holdings plc 33,620 246,283
Reckitt Benckiser Group plc 25,562 1,771,865
SSE plc 23,902 491,591
Standard Chartered plc 132,450 987,881
Unilever plc 37,184 1,877,340
Vodafone Group plc 93,973 95,168
45,046,924
—
United States - 4.5%
Computershare Ltd. 67,359 1,186,599
CSL Ltd. 15,636 3,048,928
Ferguson plc 7,344 921,994
Holcim AG * 5,191 268,703
Jackson Financial, Inc., Class A (1) 223 7,758
Nestle SA (Registered) 57,061 6,591,084
Schneider Electric SE 10,401 1,460,661
Tenaris SA 137,343 2,408,682
15,894,409
—
TOTAL COMMON STOCKS
(Cost $261,791,375) 342,690,825
SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2.2%
Limited Purpose Cash Investment
Fund, 4.08% (1)(b)
(Cost $7,632,263) 7,638,818 7,635,763
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $269,423,638) 350,326,588
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (c) 2,095,916
NET ASSETS - 100.0% 352,422,504
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 15,920,567 4.5%
Consumer Discretionary 25,492,391 7.2
Consumer Staples 44,123,603 12.5
Energy 44,793,503 12.7
Financials 67,108,858 19.0
Health Care 38,644,769 11.0
Industrials 45,591,473 12.9
Information Technology 12,502,400 3.6
Materials 26,885,829 7.6
Real Estate 4,522,892 1.3
Utilities 17,104,540 4.9
Investment Companies 7,635,763 2.2
Total Investments In Securities
At Value 350,326,588 99.4
Other Assets in Excess of
Liabilities (c ) 2,095,916 0.6
Net Assets
$ 352,422,504 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $3,341,666, which represents 0.95%
of net assets of the fund.
(b) Represents 7-day effective yield as of December 31, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 85 3/2023 USD $ 8,284,950 $ (136,807)
$ (136,807)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.9%
Aerospace & Defense - 0.3%
Lockheed Martin Corp. 22,933 11,156,675
Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.
328,540 30,081,122
Expeditors International of
Washington, Inc. 407,544 42,351,973
72,433,095
Banks - 1.2%
Bank of Hawaii Corp.
24,291 1,884,010
Citigroup, Inc.
269,191 12,175,509
Commerce Bancshares, Inc.
40,713 2,771,314
Cullen/Frost Bankers, Inc.
14,776 1,975,551
East West Bancorp, Inc.
212,767 14,021,345
First Citizens BancShares, Inc.,
Class A 3,251 2,465,428
First Hawaiian, Inc.
57,549 1,498,576
FNB Corp.
144,044 1,879,774
JPMorgan Chase & Co.
22,144 2,969,510
Popular, Inc.
23,392 1,551,358
Prosperity Bancshares, Inc.
82,773 6,015,942
49,208,317
Beverages - 4.0%
Brown-Forman Corp., Class B
28,757 1,888,760
Coca-Cola Co. (The)
923,998 58,775,513
Molson Coors Beverage Co., Class
B 174,452 8,987,767
Monster Beverage Corp. *
360,867 36,638,826
PepsiCo, Inc.
322,841 58,324,455
164,615,321
Biotechnology - 4.6%
AbbVie, Inc.
40,736 6,583,345
Amgen, Inc.
41,330 10,854,911
Gilead Sciences, Inc.
692,835 59,479,885
Incyte Corp. *
43,373 3,483,719
Regeneron Pharmaceuticals, Inc. *
73,702 53,175,256
United Therapeutics Corp. *
26,239 7,296,804
Vertex Pharmaceuticals, Inc. *
161,826 46,732,112
187,606,032
Capital Markets - 1.9%
Bank of New York Mellon Corp.
(The) 71,471 3,253,360
BlackRock, Inc.
1,653 1,171,365
CME Group, Inc.
229,143 38,532,687
Intercontinental Exchange, Inc.
287,999 29,545,817
S&P Global, Inc.
5,457 1,827,768
SEI Investments Co.
28,634 1,669,362
76,000,359
Chemicals - 1.5%
Air Products and Chemicals, Inc.
106,436 32,809,961
CF Industries Holdings, Inc.
62,992 5,366,918
INVESTMENTS SHARES VALUE ($)
Chemicals - 1.5% (continued)
Corteva, Inc.
233,910 13,749,230
NewMarket Corp.
3,808 1,184,707
Sherwin-Williams Co. (The)
42,556 10,099,816
63,210,632
Commercial Services & Supplies - 1.9%
Cintas Corp.
43,038 19,436,821
Copart, Inc. *
54,508 3,318,992
Republic Services, Inc.
142,026 18,319,934
Rollins, Inc.
100,866 3,685,644
Waste Management, Inc.
220,693 34,622,318
79,383,709
Communications Equipment - 0.7%
Cisco Systems, Inc.
564,166 26,876,868
Ubiquiti, Inc.
10,244 2,802,042
29,678,910
Construction & Engineering - 0.1%
MDU Resources Group, Inc. 74,560 2,262,150
Diversified Consumer Services - 0.0% (a)
Grand Canyon Education, Inc. * 12,098 1,278,275
Diversified Telecommunication Services - 3.0%
AT&T, Inc.
3,242,652 59,697,223
Lumen Technologies, Inc.
559,459 2,920,376
Verizon Communications, Inc.
1,563,159 61,588,465
124,206,064
Electric Utilities - 4.0%
Alliant Energy Corp.
64,297 3,549,837
American Electric Power Co., Inc.
58,682 5,571,856
Avangrid, Inc.
257,405 11,063,267
Duke Energy Corp.
353,786 36,436,420
Evergy, Inc.
75,756 4,767,325
Eversource Energy
20,643 1,730,709
Exelon Corp.
40,444 1,748,394
IDACORP, Inc.
58,912 6,353,659
NextEra Energy, Inc.
468,043 39,128,395
Pinnacle West Capital Corp.
136,846 10,405,770
PPL Corp.
676,093 19,755,438
Xcel Energy, Inc.
318,018 22,296,242
162,807,312
Electrical Equipment - 0.2%
Eaton Corp. plc
30,731 4,823,231
Emerson Electric Co.
14,173 1,361,458
Hubbell, Inc.
10,449 2,452,171
8,636,860
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A
145,780 11,099,689
Littelfuse, Inc.
9,392 2,068,119

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.3%
(continued)
Teledyne Technologies, Inc. *
3,020 1,207,728
14,375,536
Entertainment - 0.9%
Electronic Arts, Inc.
261,290 31,924,412
World Wrestling Entertainment,
Inc., Class A 58,637 4,017,807
35,942,219
Equity Real Estate Investment Trusts (REITs) - 0.5%
Public Storage 75,821 21,244,286
Food & Staples Retailing - 3.9%
Casey's General Stores, Inc.
69,649 15,625,753
Costco Wholesale Corp.
120,576 55,042,944
Kroger Co. (The)
660,102 29,427,347
Walmart, Inc.
405,276 57,464,084
157,560,128
Food Products - 5.7%
Archer-Daniels-Midland Co.
49,290 4,576,577
Flowers Foods, Inc.
450,270 12,940,760
General Mills, Inc.
262,082 21,975,576
Hershey Co. (The)
250,614 58,034,684
Hormel Foods Corp.
638,062 29,063,724
Ingredion, Inc.
31,009 3,036,711
J M Smucker Co. (The)
165,813 26,274,728
Kellogg Co.
94,226 6,712,660
Kraft Heinz Co. (The)
517,987 21,087,251
McCormick & Co., Inc.
(Non-Voting) 147,224 12,203,397
Mondelez International, Inc., Class
A 432,067 28,797,266
Tyson Foods, Inc., Class A
164,090 10,214,602
234,917,936
Gas Utilities - 0.1%
Atmos Energy Corp. 38,449 4,308,979
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories
248,253 27,255,697
Becton Dickinson and Co.
114,935 29,227,970
Edwards Lifesciences Corp. *
248,760 18,559,984
Hologic, Inc. *
102,165 7,642,964
Intuitive Surgical, Inc. *
49,329 13,089,450
Medtronic plc
252,374 19,614,507
ResMed, Inc.
60,036 12,495,293
Stryker Corp.
46,469 11,361,206
139,247,071
Health Care Providers & Services - 5.8%
Centene Corp. *
20,154 1,652,830
Chemed Corp.
18,519 9,452,653
Cigna Corp.
57,063 18,907,254
CVS Health Corp.
625,364 58,277,671
Elevance Health, Inc.
37,549 19,261,511
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 5.8% (continued)
Henry Schein, Inc. *
107,016 8,547,368
Humana, Inc. *
70,722 36,223,101
McKesson Corp.
15,122 5,672,565
Molina Healthcare, Inc. *
33,606 11,097,373
Premier, Inc., Class A
103,858 3,632,953
Quest Diagnostics, Inc.
23,710 3,709,192
UnitedHealth Group, Inc.
110,590 58,632,606
235,067,077
Health Care Technology - 0.0% (a)
Veeva Systems, Inc., Class A * 7,243 1,168,875
Hotels, Restaurants & Leisure - 0.1%
Booking Holdings, Inc. *
594 1,197,076
McDonald's Corp. *
4,756 1,253,349
2,450,425
Household Durables - 0.2%
Garmin Ltd. 75,680 6,984,507
Household Products - 3.5%
Church & Dwight Co., Inc.
289,882 23,367,388
Clorox Co. (The)
60,637 8,509,190
Colgate-Palmolive Co.
622,361 49,035,823
Kimberly-Clark Corp.
18,581 2,522,371
Procter & Gamble Co. (The)
387,801 58,775,120
142,209,892
Industrial Conglomerates - 0.7%
3M Co.
10,446 1,252,684
Honeywell International, Inc.
127,725 27,371,468
28,624,152
Insurance - 7.5%
Aflac, Inc.
168,976 12,156,133
Allstate Corp. (The)
224,360 30,423,216
American International Group, Inc.
58,027 3,669,628
Aon plc, Class A
95,543 28,676,276
Arch Capital Group Ltd. *
72,482 4,550,420
Arthur J Gallagher & Co.
96,160 18,130,006
Assurant, Inc.
58,831 7,357,405
Brown & Brown, Inc.
75,396 4,295,310
Chubb Ltd.
69,000 15,221,400
CNA Financial Corp.
46,273 1,956,422
Erie Indemnity Co., Class A
20,859 5,188,050
Everest Re Group Ltd.
55,003 18,220,844
Hanover Insurance Group, Inc.
(The) 13,755 1,858,713
Hartford Financial Services Group,
Inc. (The) 18,996 1,440,467
Loews Corp.
68,157 3,975,598
Markel Corp. *
2,100 2,766,729
Marsh & McLennan Cos., Inc.
189,064 31,286,311
Progressive Corp. (The)
403,005 52,273,779
Reinsurance Group of America,
Inc. 72,747 10,336,621
RenaissanceRe Holdings Ltd.
33,348 6,143,702

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Insurance - 7.5% (continued)
Travelers Cos., Inc. (The)
187,792 35,209,122
Unum Group
157,765 6,473,098
W R Berkley Corp.
59,131 4,291,137
305,900,387
Interactive Media & Services - 1.2%
Alphabet, Inc., Class A *
531,380 46,883,657
Meta Platforms, Inc., Class A *
23,135 2,784,066
49,667,723
IT Services - 5.1%
Accenture plc, Class A
87,310 23,297,800
Akamai Technologies, Inc. *
60,052 5,062,384
Amdocs Ltd.
76,081 6,915,763
Automatic Data Processing, Inc.
99,408 23,744,595
EPAM Systems, Inc. *
15,859 5,197,629
International Business Machines
Corp. 171,070 24,102,052
Jack Henry & Associates, Inc.
52,427 9,204,084
Mastercard, Inc., Class A
125,596 43,673,497
Paychex, Inc.
143,944 16,634,169
VeriSign, Inc. *
11,716 2,406,935
Visa, Inc., Class A
233,470 48,505,727
208,744,635
Life Sciences Tools & Services - 4.6%
Agilent Technologies, Inc.
138,944 20,792,970
Bio-Techne Corp.
98,336 8,150,088
Charles River Laboratories
International, Inc. * 12,576 2,740,310
Danaher Corp.
181,447 48,159,663
Mettler-Toledo International, Inc. *
24,856 35,928,105
QIAGEN NV *
46,808 2,334,315
Thermo Fisher Scientific, Inc.
97,578 53,735,229
Waters Corp. *
18,651 6,389,459
West Pharmaceutical Services, Inc.
34,960 8,227,836
186,457,975
Machinery - 2.3%
Caterpillar, Inc.
92,711 22,209,847
Cummins, Inc.
80,173 19,425,116
Donaldson Co., Inc.
20,886 1,229,559
Dover Corp.
16,880 2,285,721
IDEX Corp.
29,273 6,683,904
Illinois Tool Works, Inc.
163,374 35,991,292
Lincoln Electric Holdings, Inc.
19,883 2,872,895
Toro Co. (The)
19,944 2,257,661
92,955,995
Media - 0.1%
Fox Corp., Class A
70,264 2,133,918
Liberty Media Corp-Liberty
SiriusXM, Class C * 31,028 1,214,125
3,348,043
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.8%
Newmont Corp.
570,909 26,946,905
Royal Gold, Inc.
38,842 4,378,270
31,325,175
Multiline Retail - 0.4%
Dollar General Corp.
36,221 8,919,421
Target Corp.
37,857 5,642,208
14,561,629
Multi-Utilities - 2.1%
Ameren Corp.
191,005 16,984,165
CMS Energy Corp.
44,983 2,848,773
Consolidated Edison, Inc.
244,269 23,281,278
DTE Energy Co.
85,702 10,072,556
Public Service Enterprise Group,
Inc. 177,939 10,902,323
WEC Energy Group, Inc.
218,954 20,529,127
84,618,222
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.
122,282 21,948,396
ConocoPhillips
172,215 20,321,370
EOG Resources, Inc.
249,533 32,319,514
Exxon Mobil Corp.
359,559 39,659,358
Marathon Petroleum Corp.
21,924 2,551,734
116,800,372
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 68,244 16,932,019
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.
176,955 12,731,912
Eli Lilly & Co.
159,929 58,508,425
Johnson & Johnson
331,913 58,632,432
Merck & Co., Inc.
171,894 19,071,639
Pfizer, Inc.
312,131 15,993,593
Zoetis, Inc.
115,357 16,905,568
181,843,569
Professional Services - 1.1%
Booz Allen Hamilton Holding Corp.
18,066 1,888,258
CACI International, Inc., Class A *
15,949 4,794,110
CoStar Group, Inc. *
132,914 10,271,594
FTI Consulting, Inc. *
91,482 14,527,342
Leidos Holdings, Inc.
45,771 4,814,651
Robert Half International, Inc.
40,535 2,992,699
Verisk Analytics, Inc.
32,852 5,795,750
45,084,404
Road & Rail - 2.1%
JB Hunt Transport Services, Inc.
91,560 15,964,402
Knight-Swift Transportation
Holdings, Inc. 28,781 1,508,412
Landstar System, Inc.
113,538 18,495,340

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 2.1% (continued)
Old Dominion Freight Line, Inc.
146,142 41,472,177
U-Haul Holding Co.
2,125 127,904
Union Pacific Corp.
36,731 7,605,888
85,174,123
Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.
25,044 4,107,967
Broadcom, Inc.
32,808 18,343,937
Intel Corp.
43,971 1,162,154
Texas Instruments, Inc.
324,575 53,626,281
77,240,339
Software - 3.5%
Adobe, Inc. *
78,077 26,275,253
ANSYS, Inc. *
11,289 2,727,309
Cadence Design Systems, Inc. *
142,727 22,927,665
Dolby Laboratories, Inc., Class A
109,731 7,740,425
Intuit, Inc.
25,013 9,735,560
Manhattan Associates, Inc. *
33,515 4,068,721
Microsoft Corp.
124,646 29,892,604
Oracle Corp.
61,492 5,026,356
Roper Technologies, Inc.
66,132 28,574,976
Synopsys, Inc. *
16,359 5,223,265
142,192,134
Specialty Retail - 1.0%
AutoZone, Inc. *
3,226 7,955,897
Home Depot, Inc. (The)
56,867 17,962,011
Lowe's Cos., Inc.
82,490 16,435,307
42,353,215
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.
357,680 46,473,363
Hewlett Packard Enterprise Co.
517,491 8,259,156
54,732,519
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc. *
27,866 8,927,709
NIKE, Inc., Class B
10,093 1,180,982
10,108,691
Thrifts & Mortgage Finance - 0.0% (a)
MGIC Investment Corp. 132,533 1,722,929
Tobacco - 1.0%
Altria Group, Inc.
253,168 11,572,309
Philip Morris International, Inc.
274,627 27,794,999
39,367,308
Trading Companies & Distributors - 0.3%
Fastenal Co.
80,827 3,824,734
WW Grainger, Inc.
17,520 9,745,500
13,570,234
INVESTMENTS SHARES VALUE ($)
Water Utilities - 0.3%
American Water Works Co., Inc.
58,709 8,948,426
Essential Utilities, Inc.
59,677 2,848,383
11,796,809
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc. * 287,252 40,215,280
TOTAL COMMON STOCKS
(Cost $2,547,040,053) 3,913,298,523
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment
Fund, 4.08% (b)
(Cost $160,286,488) 160,350,629 160,286,489
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $2,707,326,541) 4,073,585,012
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (c) 9,989,830
NET ASSETS - 100.0% 4,083,574,842
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 253,379,330 6.2%
Consumer Discretionary 77,736,741 1.9
Consumer Staples 755,602,604 18.5
Energy 116,800,373 2.9
Financials 432,831,992 10.6
Health Care 931,390,599 22.8
Industrials 439,281,397 10.8
Information Technology 526,964,072 12.9
Materials 94,535,807 2.3
Real Estate 21,244,286 0.5
Utilities 263,531,322 6.5
Investment Companies 160,286,489 3.9
Total Investments In Securities
At Value 4,073,585,012 99.8
Other Assets in Excess of
Liabilities (c) 9,989 ,830 0.2
Net Assets
$ 4,083,574,842 100.0%

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of December 31, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 731 3/2023 USD $ 141,119,550 $ 1,123,896
$ 1,123,896

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.2%
Australia - 8.6%
Aurizon Holdings Ltd. 318,648 807,275
BHP Group Ltd. 81,929 2,537,910
Cochlear Ltd. 6,115 844,527
Coles Group Ltd. 64,049 726,036
Fortescue Metals Group Ltd. 29,644 414,339
Glencore plc 254,022 1,693,983
Medibank Pvt Ltd. 77,630 154,875
Newcrest Mining Ltd. 103,998 1,458,293
Northern Star Resources Ltd. 113,662 850,569
QBE Insurance Group Ltd. 31,119 282,302
REA Group Ltd. 11,792 886,836
Rio Tinto plc 7,399 520,772
Sonic Healthcare Ltd. 62,675 1,275,500
South32 Ltd. 186,621 511,646
Telstra Group Ltd. 1,371,473 3,709,069
Treasury Wine Estates Ltd. 180,326 1,665,926
Vicinity Ltd., REIT 105,078 141,887
Washington H Soul Pattinson &
Co. Ltd. 26,419 495,655
Wesfarmers Ltd. 47,316 1,475,658
WiseTech Global Ltd. 17,122 588,867
Woolworths Group Ltd. 95,521 2,181,263
23,223,188
—
Austria - 0.2%
Mondi plc 24,674 417,260
Belgium - 1.1%
Ageas SA/NV 13,886 616,148
Elia Group SA/NV 3,102 440,989
Groupe Bruxelles Lambert NV 6,816 544,719
KBC Group NV 12,221 786,854
Proximus SADP 34,375 331,886
UCB SA 1,727 136,076
2,856,672
—
Brazil - 0.8%
Wheaton Precious Metals Corp. (1) 37,759 1,475,222
Yara International ASA 15,382 675,531
2,150,753
—
Canada - 12.2%
Agnico Eagle Mines Ltd. (1) 24,222 1,258,685
Algonquin Power & Utilities Corp.
(1) 27,779 180,953
Alimentation Couche-Tard, Inc. (1) 19,691 865,299
Bank of Montreal (1) 1,972 178,645
Bank of Nova Scotia (The) (1) 13,052 639,490
BCE, Inc. (1) 42,753 1,878,417
Canadian Imperial Bank of
Commerce (1) 38,230 1,546,423
Canadian National Railway Co. (1) 8,138 966,703
Canadian Pacific Railway Ltd. (1) 12,615 940,535
Canadian Utilities Ltd., Class A (1) 38,965 1,054,703
CGI, Inc. (1)* 13,989 1,205,802
Constellation Software, Inc. (1) 965 1,506,626
Emera, Inc. (1) 14,915 570,053
Fortis, Inc. (1) 43,359 1,735,000
Franco-Nevada Corp. (1) 17,747 2,419,176
INVESTMENTS SHARES VALUE ($)
Canada - 12.2% (continued)
George Weston Ltd. (1) 1,315 163,151
Hydro One Ltd. (1)(a) 107,653 2,883,732
Imperial Oil Ltd. (1) 18,089 881,071
Intact Financial Corp. (1) 11,764 1,693,443
Kinross Gold Corp. (1) 62,270 253,863
Loblaw Cos. Ltd. (1) 37,753 3,338,100
Manulife Financial Corp. (1) 6,431 114,704
Metro, Inc. (1) 43,531 2,410,280
Pan American Silver Corp. (1) 9,337 152,399
Rogers Communications, Inc.,
Class B (1) 9,625 450,470
Royal Bank of Canada (1) 12,411 1,166,854
Sun Life Financial, Inc. (1) 4,802 222,899
Teck Resources Ltd., Class B (1) 10,519 397,531
Thomson Reuters Corp. (1) 1,104 125,941
Toromont Industries Ltd. (1) 3,550 256,182
Toronto-Dominion Bank (The) (1) 14,183 918,334
West Fraser Timber Co. Ltd. (1) 9,436 681,357
33,056,821
—
Chile - 0.1%
Antofagasta plc 11,963 223,321
China - 1.4%
BOC Hong Kong Holdings Ltd. 346,500 1,176,297
Budweiser Brewing Co. APAC Ltd.
(a) 548,300 1,713,983
Chow Tai Fook Jewellery Group
Ltd. 127,200 258,491
SITC International Holdings Co.
Ltd. 40,000 88,658
Wilmar International Ltd. 155,300 483,818
3,721,247
—
Denmark - 2.8%
AP Moller - Maersk A/S, Class B 113 252,962
Carlsberg A/S, Class B 5,364 711,518
Coloplast A/S, Class B 16,045 1,879,716
Genmab A/S * 2,332 985,957
Novo Nordisk A/S, Class B 25,856 3,511,648
ROCKWOOL A/S, Class B 758 177,450
7,519,251
—
Finland - 1.2%
Elisa OYJ 11,296 598,746
Kone OYJ, Class B 4,637 240,066
Neste OYJ 6,625 305,525
Nokia OYJ 79,412 368,924
Orion OYJ, Class B 22,876 1,254,134
UPM-Kymmene OYJ 10,003 374,326
3,141,721
—
France - 8.1%
Air Liquide SA 8,312 1,179,767
AXA SA 8,126 226,354
BioMerieux 2,933 308,152
Bouygues SA 25,369 760,861
Capgemini SE 2,765 462,242
Carrefour SA 37,290 623,711
Cie Generale des Etablissements
Michelin SCA 3,027 84,324

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 8.1% (continued)
Danone SA 16,364 862,477
Dassault Aviation SA 8,632 1,463,928
Dassault Systemes SE 20,125 723,688
Engie SA 76,996 1,101,512
Hermes International 1,373 2,125,202
Ipsen SA 8,896 956,859
La Francaise des Jeux SAEM (a) 2,348 94,480
L'Oreal SA 9,056 3,242,932
Orange SA 84,827 841,664
Pernod Ricard SA 3,684 724,726
Remy Cointreau SA 3,386 570,926
Sanofi 9,982 962,530
Societe Generale SA 28,921 725,445
Thales SA 2,441 311,884
TotalEnergies SE 42,453 2,664,910
Ubisoft Entertainment SA * 7,786 219,961
Vivendi SE 38,148 364,426
Worldline SA *(a) 7,255 284,124
21,887,085
—
Germany - 4.7%
Allianz SE (Registered) 1,648 351,943
Bechtle AG 2,099 74,196
Beiersdorf AG 27,467 3,138,706
Carl Zeiss Meditec AG 604 75,919
Deutsche Bank AG (Registered) 42,146 473,787
Deutsche Boerse AG 1,414 243,477
Evonik Industries AG 12,632 240,941
Fresenius Medical Care AG & Co.
KGaA 12,412 405,408
Hannover Rueck SE 1,051 207,370
Henkel AG & Co. KGaA
(Preference) 38,158 2,644,836
MTU Aero Engines AG 454 97,671
Rational AG 525 311,759
RWE AG 22,192 981,058
SAP SE 13,317 1,374,857
Scout24 SE (a) 1,606 80,836
Siemens Healthineers AG (a) 18,124 904,055
Telefonica Deutschland Holding AG 409,591 1,005,961
12,612,780
—
Hong Kong - 3.4%
AIA Group Ltd. 52,000 574,256
CK Asset Holdings Ltd. 47,500 291,326
CLP Holdings Ltd. 318,500 2,320,456
Hang Seng Bank Ltd. 15,900 263,724
HKT Trust & HKT Ltd. 74,000 90,585
Hong Kong & China Gas Co. Ltd. 681,487 646,328
MTR Corp. Ltd. 190,500 1,007,526
Power Assets Holdings Ltd. 511,500 2,795,589
Sino Land Co. Ltd. 124,000 154,663
Sun Hung Kai Properties Ltd. 52,000 710,287
Swire Properties Ltd. 125,800 318,638
9,173,378
—
INVESTMENTS SHARES VALUE ($)
Italy - 0.5%
Assicurazioni Generali SpA 13,836 246,039
Coca-Cola HBC AG 28,120 664,723
Enel SpA 84,666 455,346
1,366,108
—
Japan - 20.7%
Astellas Pharma, Inc. 99,600 1,514,481
Bandai Namco Holdings, Inc. 4,900 307,129
Brother Industries Ltd. 50,800 767,775
Canon, Inc. 59,500 1,287,822
Capcom Co. Ltd. 53,100 1,694,978
Chugai Pharmaceutical Co. Ltd. 23,400 596,858
Concordia Financial Group Ltd. 31,400 131,108
CyberAgent, Inc. 44,500 396,174
Dai Nippon Printing Co. Ltd. 3,800 76,340
Daito Trust Construction Co. Ltd. 5,000 511,914
Dentsu Group, Inc. 19,300 605,454
Disco Corp. 3,300 940,570
FUJIFILM Holdings Corp. 20,000 1,000,029
Fujitsu Ltd. 9,200 1,226,522
Hakuhodo DY Holdings, Inc. 16,400 164,591
Hamamatsu Photonics KK 10,300 491,596
Hoshizaki Corp. 2,800 98,454
Hoya Corp. 26,200 2,509,400
Iida Group Holdings Co. Ltd. 5,000 75,915
Ito En Ltd. 2,300 83,706
Japan Post Bank Co. Ltd. 120,000 1,028,754
Japan Post Holdings Co. Ltd. 68,600 577,197
Japan Tobacco, Inc. 137,300 2,768,001
Kajima Corp. 20,800 242,056
Kakaku.com, Inc. 7,400 118,738
Kao Corp. 4,100 162,772
KDDI Corp. 120,400 3,651,359
Keyence Corp. 2,200 854,139
Kikkoman Corp. 12,500 657,958
Kirin Holdings Co. Ltd. 28,200 429,809
Kobayashi Pharmaceutical Co. Ltd. 30,600 2,097,405
Koei Tecmo Holdings Co. Ltd. 31,400 567,916
Koito Manufacturing Co. Ltd. 57,600 858,710
Komatsu Ltd. 14,300 309,082
Konami Group Corp. 1,700 77,117
Kyocera Corp. 11,800 585,713
Kyowa Kirin Co. Ltd. 17,700 405,401
McDonald's Holdings Co. Japan
Ltd. 2,300 87,415
MEIJI Holdings Co. Ltd. 12,200 625,350
Mitsubishi Electric Corp. 10,200 101,071
Mitsui & Co. Ltd. 7,900 230,093
Murata Manufacturing Co. Ltd. 1,500 73,973
Nexon Co. Ltd. 57,100 1,281,936
Nintendo Co. Ltd. 23,000 967,071
Nippon Telegraph & Telephone
Corp. 71,400 2,036,222
Nissan Chemical Corp. 2,400 104,657
Nisshin Seifun Group, Inc. 41,800 525,342
Nissin Foods Holdings Co. Ltd. 9,900 784,025
Nitto Denko Corp. 7,000 403,163
Nomura Research Institute Ltd. 7,461 177,377
Obic Co. Ltd. 1,400 205,533
Oji Holdings Corp. 125,500 506,893

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 20.7% (continued)
Ono Pharmaceutical Co. Ltd. 7,600 177,639
Oracle Corp. Japan 10,200 663,219
Osaka Gas Co. Ltd. 78,500 1,264,878
Otsuka Corp. 24,700 778,553
Otsuka Holdings Co. Ltd. 19,600 639,210
Recruit Holdings Co. Ltd. 2,500 78,255
Renesas Electronics Corp. * 57,300 506,433
Rohm Co. Ltd. 1,200 86,027
SCSK Corp. 30,900 467,725
Secom Co. Ltd. 7,800 445,051
Seiko Epson Corp. 29,100 423,377
Sekisui Chemical Co. Ltd. 20,900 291,310
Seven & i Holdings Co. Ltd. 17,300 741,415
Shin-Etsu Chemical Co. Ltd. 700 85,479
Shizuoka Financial Group, Inc. 98,100 786,124
SMC Corp. 500 208,777
SoftBank Corp. 55,700 630,172
Square Enix Holdings Co. Ltd. 5,500 255,340
Suntory Beverage & Food Ltd. 49,600 1,688,989
Sysmex Corp. 10,700 645,965
T&D Holdings, Inc. 58,300 834,550
TIS, Inc. 28,600 751,659
Tokyo Electron Ltd. 500 146,914
Tokyo Gas Co. Ltd. 52,800 1,033,814
Tosoh Corp. 62,300 740,849
Trend Micro, Inc. * 14,900 696,833
Unicharm Corp. 14,500 555,150
USS Co. Ltd. 24,000 380,810
Yakult Honsha Co. Ltd. 36,000 2,343,514
56,331,095
—
Luxembourg - 0.1%
ArcelorMittal SA 3,269 86,243
Eurofins Scientific SE 3,566 256,033
342,276
—
Netherlands - 2.8%
Adyen NV *(a) 342 474,781
Argenx SE * 2,612 980,561
ASML Holding NV 1,316 717,552
JDE Peet's NV 10,614 307,008
Koninklijke Ahold Delhaize NV 68,185 1,960,407
Koninklijke KPN NV 77,116 238,694
NN Group NV 5,295 216,524
OCI NV 4,124 147,443
Randstad NV 9,566 584,506
Shell plc 64,890 1,829,302
Wolters Kluwer NV 1,717 179,659
7,636,437
—
Norway - 2.3%
Equinor ASA 28,082 1,009,275
Gjensidige Forsikring ASA 57,466 1,127,139
Mowi ASA 55,386 943,794
Norsk Hydro ASA 105,317 786,967
Orkla ASA 242,946 1,753,421
Salmar ASA 2,355 92,355
Telenor ASA 52,265 488,311
6,201,262
—
INVESTMENTS SHARES VALUE ($)
Portugal - 0.3%
Jeronimo Martins SGPS SA 31,651 684,785
Singapore - 3.1%
DBS Group Holdings Ltd. 56,200 1,422,512
Oversea-Chinese Banking Corp.
Ltd. 325,400 2,959,851
Singapore Telecommunications Ltd. 942,400 1,806,857
STMicroelectronics NV 2,442 86,779
United Overseas Bank Ltd. 70,900 1,624,024
Venture Corp. Ltd. 47,200 601,620
8,501,643
—
South Africa - 0.4%
Anglo American plc 30,199 1,182,589
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria
SA 166,504 1,002,898
CaixaBank SA 31,123 122,027
Endesa SA 8,628 162,608
Iberdrola SA 72,838 850,275
Industria de Diseno Textil SA 37,696 1,001,245
Red Electrica Corp. SA 36,434 633,521
3,772,574
—
Sweden - 2.3%
Boliden AB 13,553 509,080
Essity AB, Class B 24,951 653,397
Evolution AB (a) 3,488 339,747
Industrivarden AB, Class A 19,314 469,776
Investor AB, Class B 5,863 106,126
L E Lundbergforetagen AB, Class B 10,068 429,232
Sandvik AB 5,184 93,683
Securitas AB, Class B 28,881 240,996
SKF AB, Class B 14,446 220,641
Svenska Cellulosa AB SCA, Class
B 9,174 116,186
Swedish Orphan Biovitrum AB * 65,946 1,364,883
Tele2 AB, Class B 139,048 1,134,331
Volvo AB, Class B 23,056 416,474
6,094,552
—
Switzerland - 4.9%
Alcon, Inc. 4,045 277,564
Baloise Holding AG (Registered) 7,909 1,219,621
Barry Callebaut AG (Registered) 263 519,360
Chocoladefabriken Lindt &
Spruengli AG 93 947,674
EMS-Chemie Holding AG
(Registered) 677 458,533
Geberit AG (Registered) 569 268,614
Kuehne + Nagel International AG
(Registered) 4,123 958,526
Lonza Group AG (Registered) 644 316,124
Novartis AG (Registered) 29,656 2,683,792
Schindler Holding AG 2,206 414,910
SGS SA (Registered) 50 116,467
Sonova Holding AG (Registered) 3,148 747,646
Straumann Holding AG
(Registered) 1,366 156,641
Swisscom AG (Registered) 5,381 2,947,771

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.9% (continued)
Zurich Insurance Group AG 2,611 1,248,260
13,281,503
—
United Kingdom - 8.9%
Admiral Group plc 43,322 1,112,115
Associated British Foods plc 55,315 1,048,704
AstraZeneca plc 12,430 1,682,020
Auto Trader Group plc (a) 271,631 1,691,542
Aviva plc 79,813 423,380
BAE Systems plc 8,069 83,340
BP plc 488,010 2,815,789
British American Tobacco plc 70,461 2,787,307
CK Hutchison Holdings Ltd. 47,000 281,570
Diageo plc 61,975 2,712,762
Imperial Brands plc 62,773 1,563,747
Intertek Group plc 1,716 83,487
J Sainsbury plc 214,882 563,596
Johnson Matthey plc 5,364 137,089
Kingfisher plc 52,924 150,369
National Grid plc 71,175 852,631
Next plc 5,272 369,413
Persimmon plc 19,831 290,775
Reckitt Benckiser Group plc 15,797 1,094,991
Sage Group plc (The) 125,322 1,128,487
Schroders plc 20,076 105,489
Smith & Nephew plc 27,031 360,994
Tesco plc 356,617 961,036
Unilever plc 16,294 822,649
Vodafone Group plc 980,970 993,446
24,116,728
—
United States - 3.9%
Computershare Ltd. 44,637 786,327
CSL Ltd. 11,635 2,268,756
Ferguson plc 3,146 394,961
GSK plc 14,212 245,629
Holcim AG * 1,641 84,944
Nestle SA (Registered) 29,022 3,352,315
QIAGEN NV * 18,909 950,566
Roche Holding AG 6,529 2,051,657
Swiss Re AG 4,603 430,387
10,565,542
—
TOTAL COMMON STOCKS
(Cost $240,441,181) 260,060,571
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
3.94% (1)(b) 120 120
Limited Purpose Cash Investment
Fund, 4.08% (1)(b) 9,234,568 9,230,874
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,226,743) 9,230,994
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $249,667,924) 269,291,565
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% (c) 1,160,058
NET ASSETS - 100.0% 270,451,623
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 32,206,878 11.9%
Consumer Discretionary 8,190,994 3.0
Consumer Staples 62,965,154 23.3
Energy 10,001,528 3.7
Financials 30,731,478 11.4
Health Care 34,332,297 12.7
Industrials 13,936,416 5.2
Information Technology 22,516,663 8.3
Materials 23,087,004 8.5
Real Estate 2,128,716 0.8
Utilities 19,963,443 7.4
Investment Companies 9,230,994 3.4
Total Investments In Securities
At Value 269,291,565 99.6
Other Assets in Excess of
Liabilities (c ) 1,160,058 0.4
Net Assets
$ 270,451,623 100.0%

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
December 31, 2022 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $8,467,280, which represents 3.13%
of net assets of the fund.
(b) Represents 7-day effective yield as of December 31, 2022.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 73 3/2023 USD $ 7,115,310 $ (117,498)
$ (117,498)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 90.2%
Australia - 3.1%
ANZ Group Holdings Ltd. * 9,777 157,497
Aristocrat Leisure Ltd. (2) 9,986 205,770
ASX Ltd. (2) 891 41,036
Aurizon Holdings Ltd. (2) 320,653 812,355
BHP Group Ltd. (2) 72,995 2,261,161
BlueScope Steel Ltd. (2) 161,435 1,839,911
Dexus, REIT (2) 15,954 83,760
Glencore plc (2) 19,842 132,319
Goodman Group, REIT (2) 25,367 298,325
GPT Group (The), REIT (2) 42,925 122,423
Lendlease Corp. Ltd. (2) 2,927 15,537
Mirvac Group, REIT (2) 95,677 138,418
Rio Tinto plc (2) 12,126 853,477
Scentre Group, REIT (2) 90,560 176,281
Sonic Healthcare Ltd. (2) 4,943 100,595
South32 Ltd. (2) 531,591 1,457,425
Stockland, REIT (2) 49,658 122,301
Vicinity Ltd., REIT (2) 97,628 131,827
8,950,418
—
Belgium - 0.2%
Ageas SA/NV (2) 13,504 599,198
Canada - 4.0%
ARC Resources Ltd. 37,760 508,951
Bank of Montreal 2,870 259,996
Bank of Nova Scotia (The) 14,390 705,046
Canadian Natural Resources Ltd. 7,766 431,260
Empire Co. Ltd., Class A 9,385 247,171
Fairfax Financial Holdings Ltd. 2,269 1,344,089
Great-West Lifeco, Inc. 1,345 31,092
Imperial Oil Ltd. 24,334 1,185,249
Manulife Financial Corp. 80,933 1,443,524
Nutrien Ltd. 13,263 968,277
Onex Corp. 11,712 564,754
Power Corp. of Canada 7,139 167,930
RioCan, REIT 11,451 178,700
Ritchie Bros Auctioneers, Inc. 8,740 504,842
Suncor Energy, Inc. 54,197 1,719,173
Tourmaline Oil Corp. 3,554 179,327
West Fraser Timber Co. Ltd. 17,351 1,252,886
11,692,267
—
China - 0.6%
NXP Semiconductors NV 6,280 992,428
SITC International Holdings Co.
Ltd. (2) 357,000 791,269
1,783,697
—
Denmark - 1.0%
AP Moller - Maersk A/S, Class B (2) 1,304 2,919,141
Danske Bank A/S (2) 5,712 112,658
3,031,799
—
INVESTMENTS SHARES VALUE ($)
Finland - 0.3%
Nokia OYJ (2) 53,767 249,785
Nordea Bank Abp (2) 25,356 271,613
Stora Enso OYJ, Class R (2) 16,845 237,506
758,904
—
France - 2.3%
BNP Paribas SA (2) 9,012 513,136
Carrefour SA (2) 16,153 270,174
Cie de Saint-Gobain (2) 43,881 2,146,696
Dassault Aviation SA (2) 2,806 475,878
Ipsen SA (2) 763 82,069
Orange SA (2) 41,705 413,802
Societe Generale SA (2) 5,908 148,194
TotalEnergies SE (2) 39,641 2,488,393
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 181,555
6,719,897
—
Germany - 2.1%
BASF SE (2) 6,954 342,405
Bayer AG (Registered) (2) 9,955 512,385
Bayerische Motoren Werke AG (2) 18,539 1,641,351
Brenntag SE (2) 2,307 147,129
Commerzbank AG (2)* 19,998 186,974
Deutsche Bank AG (Registered) (2) 187,052 2,102,757
Deutsche Post AG (Registered) (2) 9,682 362,365
E.ON SE (2) 30,582 304,047
Fresenius SE & Co. KGaA (2) 1,365 38,127
HelloFresh SE (2)* 18,042 393,764
Mercedes-Benz Group AG (2) 1,194 78,082
Porsche Automobil Holding SE
(Preference) (2) 865 47,174
6,156,560
—
Hong Kong - 0.3%
CK Infrastructure Holdings Ltd. (2) 2,749 14,344
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 226,411
Link, REIT (2) 18,329 134,120
New World Development Co. Ltd.
(2) 63,000 176,726
WH Group Ltd. (2)(a) 371,000 216,381
767,982
—
Italy - 0.6%
Eni SpA (2) 12,904 183,488
UniCredit SpA (2) 118,845 1,686,359
1,869,847
—
Japan - 7.0%
AGC, Inc. (2) 8,100 268,804
Chugai Pharmaceutical Co. Ltd. (2) 3,700 94,375
Dai-ichi Life Holdings, Inc. (2) 96,600 2,181,554
Daito Trust Construction Co. Ltd.
(2) 486 49,758
Daiwa House Industry Co. Ltd. (2) 2,451 56,462
ENEOS Holdings, Inc. (2) 79,000 269,028
Hulic Co. Ltd. (2) 1,500 11,779
Idemitsu Kosan Co. Ltd. (2) 27,200 636,795
Iida Group Holdings Co. Ltd. (2) 22,800 346,174

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 7.0% (continued)
Inpex Corp. (2) 48,000 515,780
Japan Metropolitan Fund
Investment Corp., REIT (2) 214 170,240
Japan Post Holdings Co. Ltd. (2) 115,200 969,288
Japan Post Insurance Co. Ltd. (2) 78,000 1,371,796
Japan Real Estate Investment
Corp., REIT (2) 30 131,769
JFE Holdings, Inc. (2) 86,600 1,004,863
Kajima Corp. (2) 11,400 132,665
Mazda Motor Corp. (2) 163,500 1,225,605
Mitsubishi Corp. (2) 20,900 678,514
Mitsubishi Estate Co. Ltd. (2) 5,764 74,664
Mitsui Chemicals, Inc. (2) 4,900 110,058
Mitsui Fudosan Co. Ltd. (2) 4,598 84,038
Mitsui OSK Lines Ltd. (2) 9,900 247,380
Mizuho Financial Group, Inc. (2) 184,900 2,604,926
Nippon Building Fund, Inc., REIT
(2) 21 93,908
Nippon Steel Corp. (2) 121,900 2,115,104
Nippon Yusen KK (2) 33,200 782,877
Nissan Motor Co. Ltd. (2) 56,900 178,064
Nomura Real Estate Holdings, Inc.
(2) 1,000 21,383
Nomura Real Estate Master Fund,
Inc., REIT (2) 117 144,950
Obayashi Corp. (2) 27,700 209,234
Osaka Gas Co. Ltd. (2) 52,600 847,549
Shin-Etsu Chemical Co. Ltd. (2) 4,400 537,294
Subaru Corp. (2) 8,300 125,663
Sumitomo Metal Mining Co. Ltd. (2) 10,000 351,389
Sumitomo Mitsui Financial Group,
Inc. (2) 4,500 181,046
Sumitomo Realty & Development
Co. Ltd. (2) 2,624 61,842
Tokyo Electric Power Co. Holdings,
Inc. (2)* 113,800 409,842
Tosoh Corp. (2) 51,900 617,176
19,913,636
—
Luxembourg - 0.7%
ArcelorMittal SA (2) 74,067 1,954,047
Netherlands - 1.3%
Aegon NV (2) 148,168 750,719
ING Groep NV (2) 19,668 239,579
NN Group NV (2) 27,936 1,142,366
OCI NV (2) 16,746 598,711
Shell plc (2) 38,971 1,098,624
3,829,999
—
Russia - 0.0%
Evraz plc (3)*(b) 77,212 –
Singapore - 0.1%
Singapore Exchange Ltd. (2) 4,067 27,196
STMicroelectronics NV (2) 6,833 242,817
270,013
—
South Africa - 0.0% (c)
Anglo American plc (2) 3,143 123,080
INVESTMENTS SHARES VALUE ($)
Spain - 1.3%
Banco Santander SA (2) 97,211 290,672
Repsol SA (2) 224,563 3,574,374
3,865,046
—
Sweden - 0.6%
Boliden AB (2) 6,050 227,251
Evolution AB (2)(a) 1,029 100,229
Investor AB, Class B (2) 8,816 159,578
Skanska AB, Class B (2) 15,994 253,545
Svenska Handelsbanken AB, Class
A (2) 35,694 359,367
Swedbank AB, Class A (2) 33,462 569,158
1,669,128
—
Switzerland - 1.5%
Baloise Holding AG (Registered) (2) 1,403 216,352
Clariant AG (Registered) (2)* 7,126 113,171
Novartis AG (Registered) (2) 33,195 3,004,062
Swiss Life Holding AG (Registered)
(2) 461 237,627
Temenos AG (Registered) (2) 9,365 515,200
UBS Group AG (Registered) (2) 6,850 127,316
4,213,728
—
United Kingdom - 2.9%
3i Group plc (2) 9,545 153,935
Aviva plc (2) 35,930 190,596
Barclays plc (2) 948,622 1,805,050
Barratt Developments plc (2) 28,473 135,996
BP plc (2) 336,836 1,943,524
British American Tobacco plc (2) 9,359 370,225
CK Hutchison Holdings Ltd. (2) 248,500 1,488,727
HSBC Holdings plc (2) 87,342 541,305
Imperial Brands plc (2) 20,806 518,301
Legal & General Group plc (2) 177,914 533,410
Liberty Global plc, Class C * 15,649 304,060
Tesco plc (2) 32,827 88,464
Vodafone Group plc (2) 146,896 148,764
Whitbread plc (2) 3,590 110,998
8,333,355
—
United States - 60.3%
3M Co. 23,468 2,814,283
Abbott Laboratories 1,945 213,542
Activision Blizzard, Inc. 3,912 299,464
Adobe, Inc. * 7,273 2,447,583
Advance Auto Parts, Inc. 7,820 1,149,775
Advanced Micro Devices, Inc. * 6,043 391,405
Align Technology, Inc. * 1,539 324,575
Ally Financial, Inc. 63,439 1,551,084
Alphabet, Inc., Class A * 41,039 3,620,870
Alphabet, Inc., Class C * 29,320 2,601,564
Altria Group, Inc. 53,167 2,430,264
Amazon.com, Inc. * 40,573 3,408,132
American Express Co. 4,265 630,154
American International Group, Inc. 32,751 2,071,173
American Tower Corp., REIT 4,396 931,337
APA Corp. 28,974 1,352,506
Apple, Inc. 77,604 10,083,087
Applied Materials, Inc. 2,698 262,731

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 60.3% (continued)
Arrow Electronics, Inc. * 16,781 1,754,789
Assurant, Inc. 5,245 655,940
AT&T, Inc. 94,749 1,744,329
AutoZone, Inc. * 440 1,085,119
AvalonBay Communities, Inc., REIT 811 130,993
Bank of America Corp. 11,032 365,380
Bank of New York Mellon Corp.
(The) 7,249 329,974
Bath & Body Works, Inc. 7,431 313,142
Berkshire Hathaway, Inc., Class B * 6,896 2,130,174
Best Buy Co., Inc. 10,956 878,781
Booking Holdings, Inc. * 897 1,807,706
Bristol-Myers Squibb Co. 13,986 1,006,293
Broadcom, Inc. 2,474 1,383,288
Capital One Financial Corp. 5,640 524,294
Cardinal Health, Inc. 6,422 493,659
Carrier Global Corp. 11,685 482,006
Celanese Corp. 770 78,725
Centene Corp. * 5,157 422,926
CF Industries Holdings, Inc. 17,717 1,509,488
Chevron Corp. 7,290 1,308,482
Chubb Ltd. 2,198 484,879
Cigna Corp. 4,919 1,629,861
Cisco Systems, Inc. 50,856 2,422,780
Citigroup, Inc. 75,854 3,430,876
Coca-Cola Co. (The) 26,741 1,700,995
Cognizant Technology Solutions
Corp., Class A 13,105 749,475
Colgate-Palmolive Co. 4,222 332,651
Comcast Corp., Class A 58,208 2,035,534
ConocoPhillips 2,042 240,956
Coterra Energy, Inc. 14,983 368,132
Crown Castle, Inc., REIT 1,970 267,211
CVS Health Corp. 33,822 3,151,872
DaVita, Inc. * 5,290 395,004
Dell Technologies, Inc., Class C 24,559 987,763
Delta Air Lines, Inc. * 18,775 616,947
Digital Realty Trust, Inc., REIT 849 85,129
Discover Financial Services 10,918 1,068,108
DocuSign, Inc. * 7,261 402,405
Dow, Inc. 17,371 875,325
Eastman Chemical Co. 8,382 682,630
eBay, Inc. 3,959 164,180
Elanco Animal Health, Inc. * 35,863 438,246
EOG Resources, Inc. 5,840 756,397
EQT Corp. 20,993 710,193
Equinix, Inc., REIT 222 145,417
Equitable Holdings, Inc. 5,360 153,832
Equity Residential, REIT 2,048 120,832
Everest Re Group Ltd. 1,229 407,131
Expedia Group, Inc. * 26,676 2,336,818
Exxon Mobil Corp. 31,231 3,444,779
FedEx Corp. 5,597 969,400
Fidelity National Financial, Inc. 9,870 371,309
Fidelity National Information
Services, Inc. 9,865 669,340
FirstEnergy Corp. 26,906 1,128,438
FleetCor Technologies, Inc. * 1,988 365,156
Ford Motor Co. 68,020 791,073
Fortune Brands Innovations, Inc. 8,355 477,154
INVESTMENTS SHARES VALUE ($)
United States - 60.3% (continued)
Gartner, Inc. * 309 103,867
General Dynamics Corp. 3,972 985,493
General Electric Co. 2,737 229,333
General Motors Co. 59,432 1,999,292
Gilead Sciences, Inc. 9,056 777,458
Global Payments, Inc. 2,578 256,047
GoDaddy, Inc., Class A * 1,773 132,656
Hartford Financial Services Group,
Inc. (The) 12,065 914,889
Hasbro, Inc. 6,672 407,059
Hewlett Packard Enterprise Co. 88,839 1,417,870
Home Depot, Inc. (The) 3,289 1,038,864
Horizon Therapeutics plc * 799 90,926
HP, Inc. 19,710 529,608
Humana, Inc. 506 259,168
Huntington Ingalls Industries, Inc. 3,268 753,862
Intel Corp. 59,337 1,568,277
International Paper Co. 4,270 147,870
JPMorgan Chase & Co. 598 80,192
KeyCorp 9,544 166,256
KLA Corp. 371 139,878
Kraft Heinz Co. (The) 30,568 1,244,423
Kroger Co. (The) 29,514 1,315,734
Laboratory Corp. of America
Holdings 1,506 354,633
Lam Research Corp. 322 135,337
Leidos Holdings, Inc. 5,796 609,681
Lennar Corp., Class A 9,606 869,343
Lincoln National Corp. 12,596 386,949
Lockheed Martin Corp. 3,403 1,655,525
Lowe's Cos., Inc. 417 83,083
Lumen Technologies, Inc. 49,269 257,184
LyondellBasell Industries NV, Class
A 23,167 1,923,556
Marathon Oil Corp. 35,083 949,697
Marathon Petroleum Corp. 10,826 1,260,038
Marriott International, Inc., Class A 949 141,297
Marvell Technology, Inc. 4,747 175,829
Masterbrand, Inc. * 8,355 63,080
Mastercard, Inc., Class A 2,231 775,786
Medtronic plc 9,094 706,786
Merck & Co., Inc. 11,802 1,309,432
Meta Platforms, Inc., Class A * 33,160 3,990,473
Microchip Technology, Inc. 10,153 713,248
Microsoft Corp. 36,835 8,833,769
Mohawk Industries, Inc. * 8,098 827,778
Molina Healthcare, Inc. * 314 103,689
Molson Coors Beverage Co., Class
B 4,359 224,576
Mosaic Co. (The) 32,840 1,440,691
Netflix, Inc. * 641 189,018
NiSource, Inc. 19,062 522,680
NRG Energy, Inc. 14,998 477,236
NVR, Inc. * 115 530,447
Occidental Petroleum Corp. 4,746 298,951
O'Reilly Automotive, Inc. * 100 84,403
Owens Corning 27,906 2,380,382
PACCAR, Inc. 6,235 617,078
Pfizer, Inc. 81,732 4,187,947
Phillips 66 3,884 404,247

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 60.3% (continued)
Pioneer Natural Resources Co. 1,196 273,154
PPL Corp. 2,950 86,199
Prologis, Inc., REIT 2,980 335,935
Public Storage, REIT 2,484 695,992
PulteGroup, Inc. 27,034 1,230,858
Qorvo, Inc. * 4,104 371,987
QUALCOMM, Inc. 6,736 740,556
Robert Half International, Inc. 5,089 375,721
Salesforce, Inc. * 5,069 672,099
Sempra Energy 2,865 442,757
Signature Bank 2,127 245,073
Simon Property Group, Inc., REIT 1,723 202,418
Skyworks Solutions, Inc. 2,804 255,529
Snap-on, Inc. 355 81,114
Southwest Airlines Co. * 43,132 1,452,254
SS&C Technologies Holdings, Inc. 23,462 1,221,432
Stellantis NV (2) 10,244 145,541
Stellantis NV (2) 136,039 1,933,164
Swiss Re AG (2) 7,662 716,408
Synchrony Financial 29,794 979,031
Tesla, Inc. * 15,145 1,865,561
Textron, Inc. 8,360 591,888
Travelers Cos., Inc. (The) 4,857 910,639
Tyson Foods, Inc., Class A 34,968 2,176,758
Ulta Beauty, Inc. * 1,807 847,609
Universal Health Services, Inc.,
Class B 2,735 385,334
US Bancorp 17,225 751,182
Vail Resorts, Inc. 1,864 444,284
Valero Energy Corp. 6,731 853,895
VeriSign, Inc. * 439 90,188
Verizon Communications, Inc. 36,448 1,436,051
Viatris, Inc. 141,583 1,575,819
Visa, Inc., Class A 3,096 643,225
VMware, Inc., Class A * 1,113 136,632
Wells Fargo & Co. 55,502 2,291,678
Welltower, Inc., REIT 3,001 196,716
Western Union Co. (The) 129,116 1,777,927
Westrock Co. 35,210 1,237,984
Whirlpool Corp. 4,132 584,513
Yum! Brands, Inc. 4,057 519,621
174,184,842
—
TOTAL COMMON STOCKS
(Cost $239,689,058) 260,687,443
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 6.3%
INVESTMENT COMPANIES - 6.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
3.94% (d)(e) 5,224,759 5,224,759
Limited Purpose Cash Investment
Fund, 4.08% (d) 13,035,238 13,030,023
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,251,802) 18,254,782
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.5%
(Cost $257,940,860) 278,942,225
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.5% (f) 10,182,284
NET ASSETS - 100.0% 289,124,509
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 17,041,115 5.9%
Consumer Discretionary 29,682,544 10.3
Consumer Staples 11,529,882 4.0
Energy 26,955,395 9.3
Financials 46,831,703 16.2
Health Care 21,658,784 7.5
Industrials 27,376,623 9.5
Information Technology 44,611,779 15.4
Materials 24,993,783 8.6
Real Estate 5,772,743 2.0
Utilities 4,233,092 1.5
Investment Companies 18,254,782 6.3
Total Investments In Securities
At Value 278,942,225 96.5
Other Assets in Excess of
Liabilities (f) 10,182,284 3.5
Net Assets
$ 289,124,509 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December
31, 2022 amounted to $316,610, which represents 0.11% of net assets of the fund.
(b) Security fair valued using significant unobservable inputs (Level
3) as of December 31, 2022 in accordance with procedures
approved by the Board of Trustees. Total value of all such
securities at December 31, 2022 amounted to $0, which
represents 0.00% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of December 31, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/17/2023 CHF (5,860,800) $ 181,421
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.70%) Monthly JPMC 03/15/2023 EUR (3,823,131) 37,502
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-1.00%) Monthly JPMC 03/15/2023 SEK (10,070,721) 31,654
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.00%)
Monthly JPMC 03/15/2023 CHF (1,437,070) 50,605
301,182
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 ILS 2,221,692 (19,757)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.12%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 344,558 (11,745)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 3,773,463 $ (74,677)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 JPY 521,919,520 (144,659)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 SGD 145,555 (2,092)
(252,930)
$ 48,252
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 179 1/2023 EUR $ 12,398,161 $ (431,392)
MSCI Singapore Index 51 1/2023 SGD 1,106,320 (914)
FTSE 100 Index 16 3/2023 GBP 1,444,163 1,859
FTSE/MIB Index 193 3/2023 EUR 24,489,991 (776,998)
S&P 500 E-Mini Index 31 3/2023 USD 5,984,550 (70,556)
SPI 200 Index 39 3/2023 AUD 4,641,491 3,617
TOPIX Index 208 3/2023 JPY 29,978,054 (806,831)
(2,081,215)
Short Contracts
Amsterdam Exchange Index (66) 1/2023 EUR (9,744,713) 596,124
Hang Seng Index (51) 1/2023 HKD (6,506,127) (22,670)
IBEX 35 Index (36) 1/2023 EUR (3,157,772) 33,804
OMXS30 Index (57) 1/2023 SEK (1,115,435) 45,889
DAX Index (60) 3/2023 EUR (22,460,182) 550,160
S&P/TSX 60 Index (50) 3/2023 CAD (8,640,325) 297,273
1,500,580
$ (580,635)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 27,525,881 USD 18,545,440 CITG 3/15/2023 $ 249,002
AUD 27,525,877 USD 18,543,218 JPMC 3/15/2023 251,222
CAD 5,666,500 USD 4,178,425 CITG 3/15/2023 8,856
CAD 5,666,500 USD 4,178,404 JPMC 3/15/2023 8,877
CHF 4,004,500 USD 4,332,396 CITG 3/15/2023 31,850
CHF 4,004,500 USD 4,332,377 JPMC 3/15/2023 31,870
DKK 1,783,000 USD 253,450 CITG 3/15/2023 4,610
DKK 1,783,000 USD 253,449 JPMC 3/15/2023 4,610
EUR 28,980,696 USD 30,436,100 CITG 3/15/2023 736,618
EUR 28,980,696 USD 30,436,031 JPMC 3/15/2023 736,691
GBP 2,883,499 USD 3,449,769 CITG 3/15/2023 42,358
GBP 2,883,499 USD 3,449,773 JPMC 3/15/2023 42,354
HKD 444,500 USD 56,936 CITG 3/15/2023 88
HKD 444,500 USD 56,936 JPMC 3/15/2023 88
ILS 4,000 USD 1,139 CITG 3/15/2023 4
ILS 4,000 USD 1,139 JPMC 3/15/2023 4
JPY 603,644,000 USD 4,542,439 CITG 3/15/2023 100,909
JPY 603,644,000 USD 4,542,419 JPMC 3/15/2023 100,928
NOK 143,267,004 USD 14,421,174 CITG 3/15/2023 247,229
NOK 143,266,996 USD 14,421,145 JPMC 3/15/2023 247,256
NZD 7,828,000 USD 4,921,774 CITG 3/15/2023 52,181
NZD 7,828,000 USD 4,921,755 JPMC 3/15/2023 52,200
SEK 9,484,000 USD 900,581 CITG 3/15/2023 11,963
SEK 9,484,000 USD 900,582 JPMC 3/15/2023 11,962
SGD 926,002 USD 673,974 CITG 3/15/2023 18,164
SGD 925,998 USD 673,972 JPMC 3/15/2023 18,163
USD 2,686,191 AUD 3,924,500 CITG 3/15/2023 6,576
USD 2,686,205 AUD 3,924,500 JPMC 3/15/2023 6,589
USD 8,974,816 CAD 12,049,501 CITG 3/15/2023 70,794
USD 8,974,831 CAD 12,049,499 JPMC 3/15/2023 70,811
USD 1,652,771 CHF 1,513,500 CITG 3/15/2023 3,304
USD 1,652,779 CHF 1,513,500 JPMC 3/15/2023 3,312
USD 5,304,049 GBP 4,315,000 CITG 3/15/2023 78,271
USD 5,304,076 GBP 4,315,000 JPMC 3/15/2023 78,297
USD 336,683 HKD 2,621,000 CITG 3/15/2023 444
USD 336,685 HKD 2,621,000 JPMC 3/15/2023 445
USD 50,383 ILS 172,500 CITG 3/15/2023 1,119
USD 50,384 ILS 172,500 JPMC 3/15/2023 1,119
USD 2,311,854 NZD 3,623,126 CITG 3/15/2023 9,699
USD 2,311,864 NZD 3,623,124 JPMC 3/15/2023 9,710
USD 4,239,175 SEK 43,554,500 CITG 3/15/2023 48,392
USD 4,239,196 SEK 43,554,500 JPMC 3/15/2023 48,412
Total unrealized appreciation 3,447,351
AUD 8,841,653 USD 6,042,159 CITG 3/15/2023 (5,152)
AUD 8,841,652 USD 6,042,128 JPMC 3/15/2023 (5,122)
CAD 4,629,200 USD 3,463,354 CITG 3/15/2023 (42,590)
CAD 4,629,198 USD 3,463,357 JPMC 3/15/2023 (42,594)
CHF 551,000 USD 601,426 CITG 3/15/2023 (927)
CHF 551,000 USD 601,423 JPMC 3/15/2023 (924)
GBP 5,468,000 USD 6,668,909 CITG 3/15/2023 (46,762)
GBP 5,467,999 USD 6,668,875 JPMC 3/15/2023 (46,732)
HKD 1,922,500 USD 247,035 CITG 3/15/2023 (405)
HKD 1,922,500 USD 247,034 JPMC 3/15/2023 (403)
ILS 1,188,500 USD 347,672 CITG 3/15/2023 (8,250)
ILS 1,188,499 USD 347,672 JPMC 3/15/2023 (8,250)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 23,294,501 USD 2,397,246 CITG 3/15/2023 $ (12,236)
NOK 23,294,500 USD 2,397,234 JPMC 3/15/2023 (12,225)
SEK 949,500 USD 92,370 CITG 3/15/2023 (1,010)
SEK 949,500 USD 92,369 JPMC 3/15/2023 (1,009)
USD 2,595,329 AUD 3,843,500 CITG 3/15/2023 (28,981)
USD 2,595,341 AUD 3,843,500 JPMC 3/15/2023 (28,969)
USD 6,064,785 CAD 8,241,500 CITG 3/15/2023 (25,301)
USD 6,064,815 CAD 8,241,500 JPMC 3/15/2023 (25,271)
USD 27,681,082 CHF 25,846,505 CITG 3/15/2023 (487,359)
USD 27,681,121 CHF 25,846,495 JPMC 3/15/2023 (487,309)
USD 567,711 DKK 3,987,500 CITG 3/15/2023 (9,414)
USD 567,713 DKK 3,987,500 JPMC 3/15/2023 (9,412)
USD 3,592,544 EUR 3,366,000 CITG 3/15/2023 (28,051)
USD 3,592,562 EUR 3,366,000 JPMC 3/15/2023 (28,034)
USD 444,694 GBP 368,500 CITG 3/15/2023 (1,586)
USD 444,697 GBP 368,500 JPMC 3/15/2023 (1,584)
USD 251,712 HKD 1,965,500 CITG 3/15/2023 (437)
USD 251,711 HKD 1,965,500 JPMC 3/15/2023 (436)
USD 15,361,590 JPY 2,083,079,507 CITG 3/15/2023 (661,863)
USD 15,361,628 JPY 2,083,079,493 JPMC 3/15/2023 (661,825)
USD 4,612,987 NOK 46,426,501 CITG 3/15/2023 (140,393)
USD 4,612,985 NOK 46,426,499 JPMC 3/15/2023 (140,395)
USD 6,815,219 NZD 10,869,377 CITG 3/15/2023 (91,245)
USD 6,810,251 NZD 10,869,372 JPMC 3/15/2023 (96,209)
USD 7,468,967 SEK 78,235,501 CITG 3/15/2023 (58,799)
USD 7,468,979 SEK 78,235,500 JPMC 3/15/2023 (58,786)
USD 82,994 SGD 112,500 CITG 3/15/2023 (1,094)
USD 82,994 SGD 112,500 JPMC 3/15/2023 (1,094)
Total unrealized depreciation (3,308,438)
Net unrealized appreciation $ 138,913

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 76.0%
Australia - 7.4%
ANZ Group Holdings Ltd. (1)* 674 10,857
Aristocrat Leisure Ltd. 3,148 64,867
ASX Ltd. 254 11,698
Aurizon Holdings Ltd. 51,087 129,426
BHP Group Ltd. 5,581 172,882
BlueScope Steel Ltd. 11,159 127,182
Cochlear Ltd. 60 8,286
Dexus, REIT 4,206 22,082
Glencore plc 1,923 12,824
Goodman Group, REIT 517 6,080
GPT Group (The), REIT 4,238 12,087
Lendlease Corp. Ltd. 890 4,724
Mirvac Group, REIT 4,149 6,002
Rio Tinto Ltd. 340 26,835
Rio Tinto plc 1,228 86,432
Sonic Healthcare Ltd. 6,004 122,188
South32 Ltd. 92,605 253,889
Tabcorp Holdings Ltd. 9,973 7,262
1,085,603
—
Belgium - 1.1%
Ageas SA/NV 1,357 60,213
Groupe Bruxelles Lambert NV 139 11,109
KBC Group NV 320 20,603
Proximus SADP 6,478 62,544
Solvay SA 87 8,796
163,265
—
China - 1.4%
SITC International Holdings Co.
Ltd. 53,000 117,472
Wilmar International Ltd. 20,736 64,600
Xinyi Glass Holdings Ltd. 11,000 20,323
202,395
—
Denmark - 2.5%
AP Moller - Maersk A/S, Class B 34 76,113
Carlsberg A/S, Class B 751 99,617
Chr Hansen Holding A/S 739 53,158
Danske Bank A/S 875 17,258
Genmab A/S * 228 96,397
Novo Nordisk A/S, Class B 176 23,904
366,447
—
Finland - 2.0%
Elisa OYJ 168 8,905
Kesko OYJ, Class B 1,506 33,277
Kone OYJ, Class B 97 5,022
Nokia OYJ 38,250 177,697
Nordea Bank Abp 3,833 41,059
Orion OYJ, Class B 223 12,226
Stora Enso OYJ, Class R 840 11,844
290,030
—
France - 8.8%
BNP Paribas SA 825 46,975
Carrefour SA 1,656 27,698
Cie de Saint-Gobain 6,359 311,087
Credit Agricole SA 939 9,878
INVESTMENTS SHARES VALUE ($)
France - 8.8% (continued)
Dassault Aviation SA 828 140,423
Eiffage SA 462 45,444
Ipsen SA 413 44,423
La Francaise des Jeux SAEM (a) 1,263 50,821
LVMH Moet Hennessy Louis
Vuitton SE 30 21,831
Orange SA 14,649 145,349
Publicis Groupe SA 230 14,693
Renault SA * 728 24,292
Sanofi 557 53,710
Societe Generale SA 592 14,850
Sodexo SA 122 11,673
Teleperformance 104 24,863
TotalEnergies SE 3,957 248,393
Ubisoft Entertainment SA * 673 19,013
Unibail-Rodamco-Westfield, REIT * 80 4,182
Vivendi SE 1,850 17,673
1,277,271
—
Germany - 5.4%
BASF SE 537 26,441
Bayer AG (Registered) 3,056 157,293
Bayerische Motoren Werke AG 1,733 153,431
Brenntag SE 274 17,474
Deutsche Bank AG (Registered) 13,971 157,056
Deutsche Boerse AG 168 28,928
Deutsche Post AG (Registered) 1,499 56,103
E.ON SE 3,622 36,010
Fresenius SE & Co. KGaA 391 10,921
HelloFresh SE * 2,090 45,614
Infineon Technologies AG 293 8,905
Knorr-Bremse AG 72 3,917
Mercedes-Benz Group AG 659 43,095
MTU Aero Engines AG 28 6,024
Porsche Automobil Holding SE
(Preference) 240 13,089
United Internet AG (Registered) 341 6,876
Vonovia SE 528 12,438
783,615
—
Hong Kong - 1.0%
CK Infrastructure Holdings Ltd. 1,047 5,463
Hong Kong Exchanges & Clearing
Ltd. 922 39,619
Link, REIT 4,197 30,711
New World Development Co. Ltd. 10,000 28,052
Swire Pacific Ltd., Class A 1,896 16,620
WH Group Ltd. (a) 37,301 21,755
142,220
—
Italy - 1.0%
Eni SpA 2,361 33,572
UniCredit SpA 8,186 116,156
149,728
—
Japan - 17.5%
AGC, Inc. 1,900 63,053
Aisin Corp. 891 23,625
Chugai Pharmaceutical Co. Ltd. 2,000 51,014
Dai-ichi Life Holdings, Inc. 7,784 175,789

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 17.5% (continued)
Daito Trust Construction Co. Ltd. 165 16,893
Daiwa House Industry Co. Ltd. 574 13,223
Dentsu Group, Inc. 700 21,959
ENEOS Holdings, Inc. 1,450 4,938
Fuji Electric Co. Ltd. 300 11,322
Hikari Tsushin, Inc. 100 14,075
Hitachi Construction Machinery Co.
Ltd. 1,500 33,430
Hulic Co. Ltd. 432 3,392
Idemitsu Kosan Co. Ltd. 500 11,706
Iida Group Holdings Co. Ltd. 8,500 129,056
Inpex Corp. 1,300 13,969
Japan Metropolitan Fund
Investment Corp., REIT 8 6,364
Japan Post Holdings Co. Ltd. 2,649 22,289
Japan Post Insurance Co. Ltd. 6,553 115,248
Japan Real Estate Investment
Corp., REIT 5 21,961
JFE Holdings, Inc. 10,800 125,318
Kajima Corp. 5,479 63,761
Marubeni Corp. 4,000 45,824
Mazda Motor Corp. 16,743 125,506
Mitsubishi Corp. 2,100 68,176
Mitsubishi Estate Co. Ltd. 1,606 20,803
Mitsui & Co. Ltd. 1,131 32,941
Mitsui Chemicals, Inc. 2,300 51,660
Mitsui Fudosan Co. Ltd. 883 16,139
Mitsui OSK Lines Ltd. 1,500 37,482
Mizuho Financial Group, Inc. 12,588 177,343
NGK Insulators Ltd. 952 12,069
Nippon Building Fund, Inc., REIT 4 17,887
NIPPON EXPRESS HOLDINGS,
Inc. 1,500 85,664
Nippon Steel Corp. 8,600 149,220
Nippon Yusen KK 3,900 91,965
Nissan Motor Co. Ltd. 7,900 24,722
Nomura Real Estate Holdings, Inc. 208 4,448
Obayashi Corp. 4,591 34,679
Osaka Gas Co. Ltd. 2,300 37,060
Recruit Holdings Co. Ltd. 700 21,911
Ricoh Co. Ltd. 5,800 44,145
Seiko Epson Corp. 2,900 42,192
Shin-Etsu Chemical Co. Ltd. 600 73,267
Square Enix Holdings Co. Ltd. 119 5,525
Subaru Corp. 500 7,570
Sumitomo Chemical Co. Ltd. 1,000 3,586
Sumitomo Corp. 4,322 71,845
Sumitomo Metal Mining Co. Ltd. 1,500 52,708
Sumitomo Mitsui Financial Group,
Inc. 466 18,748
Sumitomo Realty & Development
Co. Ltd. 693 16,333
Taisei Corp. 1,660 53,527
Takeda Pharmaceutical Co. Ltd. 600 18,748
Tokyo Electric Power Co. Holdings,
Inc. * 1,800 6,483
TOPPAN, Inc. 1,000 14,767
Tosoh Corp. 7,000 83,241
INVESTMENTS SHARES VALUE ($)
Japan - 17.5% (continued)
Toyota Tsusho Corp. 1,159 42,633
2,553,202
—
Luxembourg - 0.9%
ArcelorMittal SA 5,255 138,638
Macau - 0.0% (b)
Sands China Ltd. * 1,200 3,936
Netherlands - 4.1%
Aegon NV 7,368 37,331
ASML Holding NV 160 87,240
Heineken NV 384 36,170
ING Groep NV 2,758 33,596
NN Group NV 3,276 133,963
OCI NV 2,677 95,709
Shell plc 5,559 156,713
Universal Music Group NV 683 16,517
597,239
—
Russia - 0.0%
Evraz plc (3)*(c) 80,070 –
Singapore - 1.5%
CapitaLand Ascendas, REIT 20,447 41,877
CapitaLand Integrated Commercial
Trust, REIT 11,891 18,136
City Developments Ltd. 4,992 30,687
Singapore Exchange Ltd. 1,027 6,867
STMicroelectronics NV 3,354 119,189
216,756
—
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria
SA 5,830 35,116
Banco Santander SA 14,943 44,681
CaixaBank SA 3,719 14,581
Industria de Diseno Textil SA 3,108 82,552
Repsol SA 9,952 158,406
335,336
—
Sweden - 1.6%
Assa Abloy AB, Class B 597 12,841
Atlas Copco AB, Class B 1,986 21,190
Evolution AB (a) 773 75,294
Investor AB, Class B 1,533 27,749
Skanska AB, Class B 2,566 40,677
Svenska Handelsbanken AB, Class
A 1,932 19,451
Swedbank AB, Class A 204 3,470
Telefonaktiebolaget LM Ericsson,
Class B 2,638 15,457
Volvo AB, Class B 685 12,374
228,503
—
Switzerland - 5.2%
ABB Ltd. (Registered) 1,798 54,799
Baloise Holding AG (Registered) 495 76,332
Barry Callebaut AG (Registered) 50 98,738
Kuehne + Nagel International AG
(Registered) 75 17,436
Novartis AG (Registered) 3,063 277,193

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 5.2% (continued)
Sonova Holding AG (Registered) 171 40,612
Swatch Group AG (The) 261 74,182
Temenos AG (Registered) 1,103 60,680
UBS Group AG (Registered) 3,179 59,086
759,058
—
United Kingdom - 9.6%
3i Group plc 766 12,354
Associated British Foods plc 3,285 62,280
AstraZeneca plc 185 25,034
Auto Trader Group plc (a) 2,376 14,796
Barclays plc 79,019 150,357
Barratt Developments plc 8,211 39,218
BP plc 22,692 130,932
British American Tobacco plc 4,256 168,359
BT Group plc 8,342 11,264
Burberry Group plc 914 22,221
CK Hutchison Holdings Ltd. 24,826 148,728
DCC plc 570 28,028
HSBC Holdings plc 17,855 110,657
Imperial Brands plc 1,325 33,007
InterContinental Hotels Group plc 2,316 132,889
Intertek Group plc 771 37,511
JD Sports Fashion plc 6,075 9,232
Just Eat Takeaway.com NV *(a) 982 20,901
Lloyds Banking Group plc 127,350 69,497
London Stock Exchange Group plc 285 24,488
Reckitt Benckiser Group plc 242 16,775
Tesco plc 42,683 115,025
Whitbread plc 657 20,314
1,403,867
—
United States - 2.7%
Computershare Ltd. 1,509 26,583
Haleon plc * 2,983 11,803
Nestle SA (Registered) 901 104,074
Roche Holding AG 116 36,452
Stellantis NV 10,588 150,458
Swiss Re AG 748 69,939
399,309
—
TOTAL COMMON STOCKS
(Cost $10,360,477) 11,096,418
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 18.4%
INVESTMENT COMPANIES - 18.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
3.94% (1)(d)(e) 650,879 650,879
Limited Purpose Cash Investment
Fund, 4.08% (1)(d) 2,032,785 2,031,973
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,682,852) 2,682,852
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.4%
(Cost $13,043,329) 13,779,270
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.6% (f) 815,674
NET ASSETS - 100.0% 14,594,944
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 345,114 2.4%
Consumer Discr etionary 1,346,114 9.2
Consumer Staples 938,793 6.4
Energy 758,629 5.2
Financials 2,025,191 13.9
Health Care 978,400 6.7
Industrials 2,112,323 14.5
Information Technology 582,087 4.0
Materials 1,553,630 10.6
Real Estate 371,122 2.5
Utilities 85,015 0.6
Investment Companies 2,682,852 18.4
Total Investments In Securities
At Value 13,779,270 94.4
Other Assets in Excess of
Liabilities (f) 815,674 5.6
Net Assets
$ 14,594,944 100.0%

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2022 amounted to $183,567, which represents 1.26% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued using significant unobservable inputs (Level 3) as of December 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2022 amounted to $0, which represents 0.00% of net assets of the fund.
(d) Represents 7-day effective yield as of December 31, 2022.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Total return swap contracts outstanding as of December 31, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 03/17/2023 CHF (426,240) $ 14,047
Swiss Market
Index March
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 03/17/2023 CHF (213,120) 4,273
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.70%) Monthly JPMC 03/15/2023 EUR (89,761) 880
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-1.00%) Monthly JPMC 03/15/2023 SEK (1,082,873) 3,404
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-1.00%) Monthly JPMC 03/15/2023 CHF (100,422) 3,536
26,140
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 03/15/2023 ILS 388,796 (3,457)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly JPMC 03/15/2023 EUR 1,701,797 $ (38,010)
(41,467)
$ (15,327)
Futures contracts outstanding as of December 31, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Singapore Index 3 1/2023 SGD $ 65,078 $ 7
FTSE 100 Index 3 3/2023 GBP 270,781 349
SPI 200 Index 1 3/2023 AUD 119,013 451
TOPIX Index 21 3/2023 JPY 3,026,630 (77,712)
(76,905)
Short Contracts
Amsterdam Exchange Index (2) 1/2023 EUR (295,295) 17,156
Hang Seng Index (2) 1/2023 HKD (255,142) (515)
IBEX 35 Index (1) 1/2023 EUR (87,716) 939
OMXS30 Index (4) 1/2023 SEK (78,276) 3,390
DAX Index (1) 3/2023 EUR (374,337) 14,422
35,392
$ (41,513)
Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,136,547 USD 1,438,210 CITG 3/15/2023 $ 20,606
AUD 2,136,540 USD 1,438,011 JPMC 3/15/2023 20,801
CHF 523,500 USD 567,268 CITG 3/15/2023 3,262
CHF 523,500 USD 567,265 JPMC 3/15/2023 3,264
DKK 556,000 USD 79,524 CITG 3/15/2023 948
DKK 556,000 USD 79,524 JPMC 3/15/2023 948
EUR 2,132,308 USD 2,238,723 CITG 3/15/2023 54,867
EUR 2,132,304 USD 2,238,713 JPMC 3/15/2023 54,872
GBP 267,500 USD 320,045 CITG 3/15/2023 3,918
GBP 267,500 USD 320,045 JPMC 3/15/2023 3,918
HKD 84,500 USD 10,819 CITG 3/15/2023 21
HKD 84,500 USD 10,819 JPMC 3/15/2023 21
JPY 210,142,500 USD 1,567,430 CITG 3/15/2023 49,026
JPY 210,142,500 USD 1,567,422 JPMC 3/15/2023 49,035

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 13,322,442 USD 1,340,745 CITG 3/15/2023 $ 23,274
NOK 13,322,436 USD 1,340,742 JPMC 3/15/2023 23,276
NZD 33,382 USD 20,918 CITG 3/15/2023 293
NZD 33,376 USD 20,914 JPMC 3/15/2023 293
SEK 19,000 USD 1,825 CITG 3/15/2023 3
SEK 19,000 USD 1,825 JPMC 3/15/2023 3
SGD 74,446 USD 54,459 CITG 3/15/2023 1,185
SGD 74,444 USD 54,458 JPMC 3/15/2023 1,185
USD 159,608 AUD 233,000 CITG 3/15/2023 518
USD 159,609 AUD 233,000 JPMC 3/15/2023 518
USD 3,273 CHF 3,000 CITG 3/15/2023 3
USD 3,273 CHF 3,000 JPMC 3/15/2023 3
USD 556,879 GBP 453,809 CITG 3/15/2023 7,283
USD 556,880 GBP 453,808 JPMC 3/15/2023 7,286
USD 42,592 HKD 331,500 CITG 3/15/2023 63
USD 42,592 HKD 331,500 JPMC 3/15/2023 63
USD 54,067 ILS 185,500 CITG 3/15/2023 1,090
USD 54,067 ILS 185,500 JPMC 3/15/2023 1,090
USD 136,027 NOK 1,321,000 CITG 3/15/2023 777
USD 136,028 NOK 1,321,000 JPMC 3/15/2023 778
USD 12,160 NZD 19,000 CITG 3/15/2023 87
USD 12,160 NZD 19,000 JPMC 3/15/2023 87
USD 17,768 SEK 182,000 CITG 3/15/2023 255
USD 17,768 SEK 182,000 JPMC 3/15/2023 255
Total unrealized appreciation 335,175
AUD 825,619 USD 564,485 CITG 3/15/2023 (759)
AUD 825,617 USD 564,481 JPMC 3/15/2023 (757)
GBP 434,000 USD 530,189 CITG 3/15/2023 (4,584)
GBP 434,000 USD 530,186 JPMC 3/15/2023 (4,579)
HKD 932,500 USD 119,797 CITG 3/15/2023 (169)
HKD 932,500 USD 119,797 JPMC 3/15/2023 (168)
ILS 372,263 USD 108,880 CITG 3/15/2023 (2,565)
ILS 372,261 USD 108,880 JPMC 3/15/2023 (2,565)
NOK 2,220,407 USD 228,503 CITG 3/15/2023 (1,166)
NOK 2,220,406 USD 228,502 JPMC 3/15/2023 (1,166)
NZD 11,794 USD 7,560 CITG 3/15/2023 (67)
NZD 11,793 USD 7,560 JPMC 3/15/2023 (67)
SEK 1,895,500 USD 184,083 CITG 3/15/2023 (1,700)
SEK 1,895,500 USD 184,083 JPMC 3/15/2023 (1,699)
USD 1,014,639 AUD 1,507,000 CITG 3/15/2023 (14,329)
USD 1,014,644 AUD 1,507,000 JPMC 3/15/2023 (14,323)
USD 929,042 CHF 868,302 CITG 3/15/2023 (17,264)
USD 929,032 CHF 868,291 JPMC 3/15/2023 (17,262)
USD 43,507 DKK 304,500 CITG 3/15/2023 (565)
USD 43,507 DKK 304,500 JPMC 3/15/2023 (564)
USD 1,027,689 EUR 961,000 CITG 3/15/2023 (5,999)
USD 1,027,694 EUR 961,000 JPMC 3/15/2023 (5,994)
USD 105,440 GBP 87,808 CITG 3/15/2023 (902)
USD 105,440 GBP 87,808 JPMC 3/15/2023 (902)
USD 81,223 HKD 634,334 CITG 3/15/2023 (152)
USD 81,223 HKD 634,335 JPMC 3/15/2023 (152)
USD 2,191,455 JPY 296,797,874 CITG 3/15/2023 (91,572)
USD 2,191,460 JPY 296,797,863 JPMC 3/15/2023 (91,567)
USD 924,346 NOK 9,236,500 CITG 3/15/2023 (21,334)
USD 924,347 NOK 9,236,500 JPMC 3/15/2023 (21,333)
USD 1,893 NZD 3,000 CITG 3/15/2023 (13)
USD 1,893 NZD 3,000 JPMC 3/15/2023 (13)
USD 245,255 SEK 2,579,350 CITG 3/15/2023 (2,927)

AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
December 31, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 245,255 SEK 2,579,348 JPMC 3/15/2023 $ (2,927)
USD 23,954 SGD 32,500 CITG 3/15/2023 (338)
USD 23,954 SGD 32,500 JPMC 3/15/2023 (338)
Total unrealized depreciation (332,781)
Net unrealized appreciation $ 2,394

Schedule of Investments
AQR Funds | N-PORT Part F | December 2022
See notes to Schedule of Investments.
December 31, 2022 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ILS - Israeli Shekel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 2.41%
Euro Short-Term Rate ("ESTR"): 1.89%
Singapore Overnight Rate Average (“SORA”): 2.53%
Swiss Average Rate Overnight (“SARON” ): 0.94%
Tel Aviv Interbank Offer Rate ("TELBOR"): 3.58%
Tokyo Overnight Average Rate (“TONAR”):  -0.02%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2022
December 31, 2022 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 858,811,403 $ – $ – $ 858,811,403
Short-Term Investments ........................... 49,747,218 – – 49,747,218
Total Assets $ 908,558,621 $ – $ – $ 908,558,621
LIABILITIES
Futures Contracts* ............................... $ (176,686) $ – $ – $ (176,686)
Total Liabilities $ (176,686) $ – $ – $ (176,686)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 110,855,517 $ – $ 32,582 $ 110,888,099
Short-Term Investments ........................... 4,328,463 – – 4,328,463
Total Assets $ 115,183,980 $ – $ 32,582 $ 115,216,562
LIABILITIES
Futures Contracts* ............................... $ (110,430) $ – $ – $ (110,430)
Total Liabilities $ (110,430) $ – $ – $ (110,430)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 42,403,222 $ 371,989,024 $ – $ 414,392,246
Short-Term Investments ........................... 10,535,537 – – 10,535,537
Total Assets $ 52,938,759 $ 371,989,024 $ – $ 424,927,783

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2022
December 31, 2022 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (110,237) $ – $ – $ (110,237)
Total Liabilities $ (110,237) $ – $ – $ (110,237)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 68,136,946 $ 399,691,030 $ 83,206 $ 467,911,182
Short-Term Investments ........................... 7,285,447 – – 7,285,447
Units ......................................... – 163,196 – 163,196
Total Assets $ 75,422,393 $ 399,854,226 $ 83,206 $ 475,359,825
LIABILITIES
Futures Contracts* ............................... $ (72,415) $ – $ – $ (72,415)
Total Liabilities $ (72,415) $ – $ – $ (72,415)
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 699,252,482 $ – $ – $ 699,252,482
Short-Term Investments ........................... 10,998,807 – – 10,998,807
Total Assets $ 710,251,289 $ – $ – $ 710,251,289
LIABILITIES
Futures Contracts* ............................... $ (212,013) $ – $ – $ (212,013)
Total Liabilities $ (212,013) $ – $ – $ (212,013)
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 204,176,478 $ – $ 34,142 $ 204,210,620
Short-Term Investments ........................... 6,681,866 – – 6,681,866
Total Assets $ 210,858,344 $ – $ 34,142 $ 210,892,486
LIABILITIES
Futures Contracts* ............................... $ (179,841) $ – $ – $ (179,841)
Total Liabilities $ (179,841) $ – $ – $ (179,841)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 52,481,590 $ 290,209,235 $ – $ 342,690,825
Short-Term Investments ........................... 7,635,763 – – 7,635,763
Total Assets $ 60,117,353 $ 290,209,235 $ – $ 350,326,588
LIABILITIES
Futures Contracts* ............................... $ (136,807) $ – $ – $ (136,807)
Total Liabilities $ (136,807) $ – $ – $ (136,807)
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 3,913,298,523 $ – $ – $ 3,913,298,523
Short-Term Investments ........................... 160,286,489 – – 160,286,489
Futures Contracts* ............................... 1,123,896 – – 1,123,896
Total Assets $ 4,074,708,908 $ – $ – $ 4,074,708,908
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 34,532,043 $ 225,528,528 $ – $ 260,060,571
Short-Term Investments ........................... 9,230,994 – – 9,230,994
Total Assets $ 43,763,037 $ 225,528,528 $ – $ 269,291,565
LIABILITIES
Futures Contracts* ............................... $ (117,498) $ – $ – $ (117,498)
Total Liabilities $ (117,498) $ – $ – $ (117,498)

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | December 2022
December 31, 2022 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
At a meeting held on December 6, 2022, the Board of Trustees of the AQR Funds approved a proposal to liquidate the AQR International Equity Fund.
In addition to the Fund's scheduled December 2022 annual income and capital gains distribution, the Fund declared additional dividends to all holders of record as of January 20, 2023, consisting of undistributed income of the Fund. On January 27, 2023 (the "Liquidation Date"), the Fund made a liquidating distribution of its remaining assets proportionately to any shareholders holding shares on the Liquidation Date. The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than that disclosed above.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 184,535,981 $ 76,151,462 $ –
(a)
$ 260,687,443
Short-Term Investments ........................... 18,254,782 – – 18,254,782
Futures Contracts* ............................... 1,528,726 – – 1,528,726
Forward Foreign Currency Exchange Contracts* ........ – 3,447,351 – 3,447,351
Total Return Swaps Contracts* ...................... – 301,182 – 301,182
Total Assets $ 204,319,489 $ 79,899,995 $ –
(a)
$ 284,219,484
LIABILITIES
Futures Contracts* ............................... $ (2,109,361) $ – $ – $ (2,109,361)
Forward Foreign Currency Exchange Contracts* ........ – (3,308,438) – (3,308,438)
Total Return Swaps Contracts* ...................... – (252,930) – (252,930)
Total Liabilities $ (2,109,361) $ (3,561,368) $ – $ (5,670,729)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 10,857 $ 11,085,561 $ –
(a)
$ 11,096,418
Short-Term Investments ........................... 2,682,852 – – 2,682,852
Futures Contracts* ............................... 36,714 – – 36,714
Forward Foreign Currency Exchange Contracts* ........ – 335,175 – 335,175
Total Return Swaps Contracts* ...................... – 26,140 – 26,140
Total Assets $ 2,730,423 $ 11,446,876 $ –
(a)
$ 14,177,299
LIABILITIES
Futures Contracts* ............................... $ (78,227) $ – $ – $ (78,227)
Forward Foreign Currency Exchange Contracts* ........ – (332,781) – (332,781)
Total Return Swaps Contracts* ...................... – (41,467) – (41,467)
Total Liabilities $ (78,227) $ (374,248) $ – $ (452,475)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.